UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-CSR relates solely to the Registrant’s: PGIM Jennison Small-Cap Core Equity Fund, PGIM Core Conservative Bond Fund, PGIM TIPS Fund, PGIM Quant Solutions Commodity Strategies Fund, PGIM Quant Solutions Mid-Cap Core Fund and PGIM Quant Solutions US Broad Market Index Fund.)

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2022

Date of reporting period:	1/31/2022

Item 1 – Reports to Stockholders

PGIM Jennison Small-Cap Core Equity Fund

PGIM Core Conservative Bond Fund

PGIM TIPS Fund

PGIM Quant Solutions Commodity Strategies Fund

(formerly PGIM QMA Commodity Strategies Fund)

PGIM Quant Solutions Mid-Cap Core Fund

(formerly PGIM QMA Mid-Cap Core Equity Fund)

PGIM Quant Solutions US Broad Market Index Fund

(formerly PGIM QMA US Broad Market Index Fund)

SEMIANNUAL REPORT

JANUARY 31, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. Jennison Associates LLC is a registered investment adviser. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. Quantitative Solutions is the primary business name of Quantitative Solutions LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company © 2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Day One Underlying Funds informative and useful. The report covers performance for the six-month period ended January 31, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Day One Underlying Funds

March 15, 2022

PGIM Day One Underlying Funds    3

PGIM Jennison Small-Cap Core Equity Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/22 (without sales charges)	Average Annual Total Returns as of 1/31/22 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Fund	-7.08	6.76	14.16	14.69 (11/15/2016)

Russell 2000 Index

	-8.41	-1.21	9.69	10.03

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

Benchmark Definition

Russell 2000 Index—The Russell 2000® Index is an unmanaged index of the 2,000 smallest US companies included in the Russell 3000® Index. It gives an indication of how the stock prices of smaller companies have performed.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

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Presentation of Fund Holdings

PGIM Jennison Small-Cap Core Equity Fund Ten Largest Holdings	Line of Business	% of Net Assets

PDC Energy, Inc.	Oil, Gas & Consumable Fuels	2.5%

Performance Food Group Co.	Food & Staples Retailing	1.6%

Avient Corp.	Chemicals	1.6%

Saia, Inc.	Road & Rail	1.5%

NextEra Energy Partners LP	Independent Power & Renewable Electricity Producers	1.5%

MaxLinear, Inc.	Semiconductors & Semiconductor Equipment	1.5%

Axis Capital Holdings Ltd.	Insurance	1.4%

Brunswick Corp.	Leisure Products	1.4%

National Storage Affiliates Trust	Equity Real Estate Investment Trusts (REITs)	1.4%

Independence Realty Trust, Inc.	Equity Real Estate Investment Trusts (REITs)	1.4%

Holdings reflect only long-term investments and are subject to change.

PGIM Day One Underlying Funds    5

PGIM Core Conservative Bond Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/22 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 1/31/22 (with sales charges)
		One Year (%)	Five Years (%)	Since Inception (%)

Fund	-3.39	-3.45	2.62	2.41 (11/15/2016)

Bloomberg US Aggregate Bond Index

	-3.17	-2.97	3.08	3.04

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

Benchmark Definition

Bloomberg US Aggregate Bond Index—The Bloomberg US Aggregate Bond Index is unmanaged and represents securities that are taxable and dollar denominated. It covers the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

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Credit Quality expressed as a percentage of total investments as of 1/31/22 (%)

AAA	71.4

AA	5.3

A	9.6

BBB	13.4

Cash/Cash Equivalents	0.3

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Day One Underlying Funds    7

PGIM TIPS Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/22 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 1/31/22 (with sales charges)
		One Year (%)	Five Years (%)	Since Inception (%)

Fund	-0.84	3.21	4.31	4.17 (11/15/2016)

Bloomberg US Treasury Inflation-Protected (TIPS) Index

	-0.60	3.47	4.73	4.73

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

Benchmark Definition

Bloomberg US Treasury Inflation-Protected (TIPS) Index—The Bloomberg US Treasury Inflation-Protected (TIPS) Index is an unmanaged index that consists of inflation-protected securities issued by the US Treasury.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Credit Quality expressed as a percentage of total investments as of 1/31/22 (%)

AAA	99.8

Cash/Cash Equivalents	0.2

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

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PGIM Quant Solutions Commodity Strategies Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/22 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 1/31/22 (with sales charges)
		One Year (%)	Five Years (%)	Since Inception (%)

Class R6	12.26	36.16	6.18	7.01 (11/15/2016)

Class Z	N/A	N/A	N/A	13.98 (12/14/2021)

Bloomberg Commodity Index

	12.07	34.73	5.39	—

Average Annual Total Returns as of 1/31/22 Since Inception (%)
	Class R6 (11/15/2016)	Class Z (12/14/2021)

Bloomberg Commodity Index	5.61	12.61

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

Benchmark Definition

Bloomberg Commodity Index—The Bloomberg Commodity Index is a diversified benchmark for the commodity futures market. It is composed of futures contracts on 23 physical commodities traded on US exchanges, with the exception of aluminum, nickel, and zinc, which trade on the London Metal Exchange (LME).

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Day One Underlying Funds    9

PGIM Quant Solutions Commodity Strategies Fund

Your Fund’s Performance (continued)

Presentation of Fund Holdings

PGIM Quant Solutions Commodity Strategies Fund Ten Largest Commodities Future Exposure Holdings	% of Net Assets

Gold 100 OZ	13.9%

WTI Crude	10.0%

Natural Gas	9.8%

Brent Crude	7.1%

LME PRI Aluminum	6.3%

Soybean	6.1%

LME Nickel	5.3%

Silver	4.8%

Soybean Oil	4.6%

LME Zinc	4.5%

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PGIM Quant Solutions Mid-Cap Core Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/22 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 1/31/22 (with sales charges)
		One Year (%)	Five Years (%)	Since Inception (%)

Fund	-0.73	18.74	8.38	9.27 (11/17/2016)

S&P MidCap 400 Index

	-1.89	14.05	11.04	11.49

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

Benchmark Definition

S&P MidCap 400 Index*—The S&P MidCap 400 Index is an unmanaged index of 400 domestic stocks chosen for market capitalization, liquidity and industry representation. It gives a broad look at how US mid-cap stock prices have performed.

*The S&P MidCap 400 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices, please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Day One Underlying Funds    11

PGIM Quant Solutions Mid-Cap Core Fund

Your Fund’s Performance (continued)

Presentation of Fund Holdings

PGIM Quant Solutions Mid-Cap Core Fund (As of 01/31/2022)
Ten Largest Holdings	Line of Business	% of Net Assets

iShares Core S&P Mid-Cap ETF	Exchange-Traded Funds	2.5%

Molina Healthcare, Inc.	Health Care Providers & Services	1.4%

Targa Resources Corp.	Oil, Gas & Consumable Fuels	1.3%

Jones Lang LaSalle, Inc.	Real Estate Management & Development	1.2%

Carlisle Cos., Inc.	Building Products	1.2%

Regal Rexnord Corp.	Electrical Equipment	1.1%

Steel Dynamics, Inc.	Metals & Mining	1.1%

United Therapeutics Corp.	Biotechnology	1.1%

Concentrix Corp.	IT Services	1.1%

Reliance Steel & Aluminum Co.	Metals & Mining	1.1%

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PGIM Quant Solutions US Broad Market Index Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/22 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 1/31/22 (with sales charges)
		One Year (%)	Five Years (%)	Since Inception (%)

Fund	3.00	21.99	16.08	16.37 (11/17/2016)

S&P Composite 1500 Index	2.98	22.41	16.24	16.53

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

Benchmark Definition

S&P Composite 1500 Index*—The S&P Composite 1500® Index is an unmanaged index of the stocks of 1,500 US companies, with market capitalizations ranging from small to large. The S&P Composite 1500 Index is a combination of three leading US stock indices: The S&P 500 Index (which measures the performance of US large cap stocks), the S&P MidCap 400 Index (which measures the performance of mid cap stocks) and the S&P 600 Index (which measures the performance of US small cap stocks) and gives an indication of how the broad US stock market has performed.

*The S&P Composite 1500 Index (the Index) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2022 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Day One Underlying Funds    13

PGIM Quant Solutions US Broad Market Index Fund

Your Fund’s Performance (continued)

Presentation of Fund Holdings

PGIM Quant Solutions US Broad Market Index Fund (As of 01/31/2022)
Ten Largest Holdings	Line of Business	% of Net Assets

Apple, Inc.	Technology Hardware, Storage & Peripherals	6.2%

Microsoft Corp.	Software	5.3%

iShares Core S&P 500 ETF	Exchange-Traded Funds	3.0%

Amazon.com, Inc.	Internet & Direct Marketing Retail	3.0%

Alphabet, Inc. (Class A Stock)	Interactive Media & Services	1.9%

Tesla, Inc.	Automobiles	1.7%

Alphabet, Inc. (Class C Stock)	Interactive Media & Services	1.7%

Meta Platforms, Inc. (Class A Stock)	Interactive Media & Services	1.7%

NVIDIA Corp.	Semiconductors & Semiconductor Equipment	1.4%

Berkshire Hathaway, Inc. (Class B Stock)	Diversified Financial Services	1.3%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Day One Underlying Funds    15

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Small-Cap Core Equity Fund		Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R6	Actual	$1,000.00	$ 929.20	0.95%	$4.62

	Hypothetical	$1,000.00	$1,020.42	0.95%	$4.84

PGIM Core Conservative Bond Fund		Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R6	Actual	$1,000.00	$ 966.10	0.50%	$2.48

	Hypothetical	$1,000.00	$1,022.68	0.50%	$2.55

PGIM TIPS Fund		Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R6	Actual	$1,000.00	$ 991.60	0.39%	$1.96

	Hypothetical	$1,000.00	$1,023.24	0.39%	$1.99

PGIM Quant Solutions Commodity Strategies Fund		Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class Z	Actual**	$1,000.00	$1,139.80	0.70%	$1.01

	Hypothetical	$1,000.00	$1,021.68	0.70%	$3.57

Class R6	Actual	$1,000.00	$1,122.60	0.60%	$3.21

	Hypothetical	$1,000.00	$1,022.18	0.60%	$3.06

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PGIM Quant Solutions Mid-Cap Core Fund		Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R6	Actual	$1,000.00	$ 992.70	0.81%	$4.07

	Hypothetical	$1,000.00	$1,021.12	0.81%	$4.13

PGIM Quant Solutions US Broad Market Index Fund		Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class R6	Actual	$1,000.00	$1,030.00	0.20%	$1.02

	Hypothetical	$1,000.00	$1,024.20	0.20%	$1.02

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2022, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which each Fund may invest.

** “Actual” expenses are calculated using the 49-day period ended January 31, 2022 due to the Class Z inception date of December 14, 2021.

PGIM Day One Underlying Funds    17

Glossary

The following abbreviations are used in the Funds’ descriptions:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

BABs—Build America Bonds

ETF—Exchange-Traded Fund

GMTN—Global Medium Term Note

LIBOR—London Interbank Offered Rate

LME—London Metal Exchange

LP—Limited Partnership

MTN—Medium Term Note

OTC—Over-the-counter

PRI—Primary Rate Interface

RBOB—Reformulated Gasoline Blendstock for Oxygen Blending

REITs—Real Estate Investment Trust

S&P—Standard & Poor’s

STRIPs—Separate Trading of Registered Interest and Principal of Securities

TBA—To Be Announced

TIPS—Treasury Inflation-Protected Securities

ULSD—Ultra-Low Sulfur Diesel

WTI—West Texas Intermediate

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments  (unaudited)

as of January 31, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 96.3%

COMMON STOCKS

Aerospace & Defense 0.8%

Curtiss-Wright Corp.	265	$35,189
Spirit AeroSystems Holdings, Inc. (Class A Stock)	5,620	246,325

		281,514

Airlines 0.9%

Sun Country Airlines Holdings, Inc.*	11,451	304,368

Banks 9.4%

Atlantic Union Bankshares Corp.	4,305	175,300
BankUnited, Inc.	5,044	210,587
Brookline Bancorp, Inc.	19,463	332,817
Eastern Bankshares, Inc.	15,424	328,377
Enterprise Financial Services Corp.	6,636	328,747
First Bancorp	7,123	312,771
First Foundation, Inc.	11,295	295,364
Metropolitan Bank Holding Corp.*	1,769	176,900
PacWest Bancorp	8,262	383,605
Pinnacle Financial Partners, Inc.	3,789	366,434
Silvergate Capital Corp. (Class A Stock)*	653	70,354
Wintrust Financial Corp.	3,894	381,885

		3,363,141

Biotechnology 2.5%

Amicus Therapeutics, Inc.*	19,794	186,262
Apellis Pharmaceuticals, Inc.*	3,988	160,597
Avid Bioservices, Inc.*	11,456	216,175
Karuna Therapeutics, Inc.*	603	66,969
Nurix Therapeutics, Inc.*	3,869	72,041
ORIC Pharmaceuticals, Inc.*	5,216	51,586
Veracyte, Inc.*	4,806	146,150

		899,780

Building Products 2.7%

Armstrong World Industries, Inc.	2,091	207,051
JELD-WEN Holding, Inc.*	15,972	376,939
Zurn Water Solutions Corp.	12,230	373,504

		957,494

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Capital Markets 6.3%

AssetMark Financial Holdings, Inc.*	3,911	$93,825
Bridge Investment Group Holdings, Inc. (Class A Stock)	13,271	285,327
Brightsphere Investment Group, Inc.	12,850	277,303
Focus Financial Partners, Inc. (Class A Stock)*	8,398	422,923
Hamilton Lane, Inc. (Class A Stock)	2,690	243,338
Houlihan Lokey, Inc.	4,482	476,347
Lazard Ltd. (Class A Stock)	4,035	176,087
Moelis & Co. (Class A Stock)	2,637	148,911
Open Lending Corp. (Class A Stock)*	6,517	123,758

		2,247,819

Chemicals 1.6%

Avient Corp.	11,525	573,599

Commercial Services & Supplies 1.3%

ACV Auctions, Inc. (Class A Stock)*	12,060	159,916
Harsco Corp.*	18,885	296,494

		456,410

Construction & Engineering 2.7%

Concrete Pumping Holdings, Inc.*	20,692	169,881
Great Lakes Dredge & Dock Corp.*	33,081	452,879
WillScot Mobile Mini Holdings Corp.*	9,676	358,399

		981,159

Construction Materials 1.3%

Summit Materials, Inc. (Class A Stock)*	13,057	464,307

Diversified Telecommunication Services 0.7%

Bandwidth, Inc. (Class A Stock)*	4,101	256,764

Electric Utilities 0.4%

PNM Resources, Inc.	3,496	156,656

Electrical Equipment 0.3%

Fluence Energy, Inc.*	4,699	87,871

Electronic Equipment, Instruments & Components 2.2%

FARO Technologies, Inc.*	2,417	131,267

See Notes to Financial Statements.

PGIM Day One Underlying Funds    21

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components (cont’d.)

Littelfuse, Inc.	1,581	$426,823
nLight, Inc.*	10,778	222,997

		781,087

Energy Equipment & Services 1.1%

Cactus, Inc. (Class A Stock)	8,138	394,367

Equity Real Estate Investment Trusts (REITs) 7.2%

American Assets Trust, Inc.	7,133	256,574
Cousins Properties, Inc.	8,561	330,112
Independence Realty Trust, Inc.	21,633	497,343
National Storage Affiliates Trust	8,169	502,884
Plymouth Industrial REIT, Inc.	6,634	190,727
Retail Opportunity Investments Corp.	10,942	202,755
Summit Hotel Properties, Inc.*	33,347	314,129
UMH Properties, Inc.	11,655	275,058

		2,569,582

Food & Staples Retailing 1.6%

Performance Food Group Co.*	13,786	581,631

Food Products 1.3%

Adecoagro SA (Brazil)*	16,735	135,554
Freshpet, Inc.*	1,526	141,964
Utz Brands, Inc.	12,231	197,041

		474,559

Health Care Equipment & Supplies 4.1%

BioLife Solutions, Inc.*	4,744	141,561
CONMED Corp.	1,679	230,997
Inari Medical, Inc.*	4,207	309,467
Integra LifeSciences Holdings Corp.*	2,391	154,793
Nevro Corp.*	1,666	109,456
Ortho Clinical Diagnostics Holdings PLC*	5,925	102,858
Outset Medical, Inc.*	6,736	250,512
Silk Road Medical, Inc.*	5,305	174,057

		1,473,701

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Providers & Services 2.9%

Acadia Healthcare Co., Inc.*	9,189	$483,801
Accolade, Inc.*	7,514	143,517
Covetrus, Inc.*	7,511	135,724
Progyny, Inc.*	6,656	269,568

		1,032,610

Health Care Technology 2.0%

Inspire Medical Systems, Inc.*	1,741	385,266
Phreesia, Inc.*	6,617	206,384
Sophia Genetics SA (Switzerland)*	11,207	131,122

		722,772

Hotels, Restaurants & Leisure 3.1%

Bally’s Corp.*	5,008	178,986
Bloomin’ Brands, Inc.*	16,108	327,475
Rush Street Interactive, Inc.*	10,393	105,385
Sweetgreen, Inc. (Class A Stock)*(a)	4,764	144,111
Wingstop, Inc.	2,351	360,291

		1,116,248

Household Durables 1.2%

Century Communities, Inc.	6,611	435,334

Independent Power & Renewable Electricity Producers 1.5%

NextEra Energy Partners LP	6,997	526,314

Insurance 2.1%

Axis Capital Holdings Ltd.	8,907	507,521
Goosehead Insurance, Inc. (Class A Stock)	1,863	183,655
James River Group Holdings Ltd.	2,542	71,989

		763,165

IT Services 2.9%

Evo Payments, Inc. (Class A Stock)*	14,246	343,614
Grid Dynamics Holdings, Inc.*	18,521	493,585
Payoneer Global, Inc.*	21,379	111,598
Shift4 Payments, Inc. (Class A Stock)*	1,399	73,755

		1,022,552

See Notes to Financial Statements.

PGIM Day One Underlying Funds    23

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Leisure Products 1.4%

Brunswick Corp.	5,578	$506,427

Life Sciences Tools & Services 0.3%

Olink Holding AB (Sweden), ADR*	7,263	117,515

Machinery 5.2%

Colfax Corp.*	9,546	392,532
Energy Recovery, Inc.*	3,661	71,682
Enerpac Tool Group Corp.	14,100	251,685
Gates Industrial Corp. PLC*	19,251	297,813
Kennametal, Inc.	7,743	267,675
Mayville Engineering Co., Inc.*	10,474	120,137
Trinity Industries, Inc.	16,262	467,207

		1,868,731

Media 0.9%

Cardlytics, Inc.*	4,758	319,262

Mortgage Real Estate Investment Trusts (REITs) 0.4%

Ladder Capital Corp.	13,247	157,507

Oil, Gas & Consumable Fuels 2.5%

PDC Energy, Inc.	14,867	881,167

Personal Products 1.3%

elf Beauty, Inc.*	15,094	446,179

Pharmaceuticals 1.1%

Prestige Consumer Healthcare, Inc.*	4,582	258,654
Revance Therapeutics, Inc.*	9,363	124,809

		383,463

Professional Services 2.2%

ASGN, Inc.*	3,858	443,168
HireRight Holdings Corp.*	8,186	111,330
Huron Consulting Group, Inc.*	5,565	245,528

		800,026

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Road & Rail 1.5%

Saia, Inc.*	1,889	$537,005

Semiconductors & Semiconductor Equipment 4.8%

Azenta, Inc.	3,169	267,273
MACOM Technology Solutions Holdings, Inc.*	8,046	492,496
MaxLinear, Inc.*	8,729	523,915
Tower Semiconductor Ltd. (Israel)*	12,527	430,302

		1,713,986

Software 5.0%

Clear Secure, Inc. (Class A Stock)*	7,170	177,027
Descartes Systems Group, Inc. (The) (Canada)*	3,100	225,587
Intapp, Inc.*	4,044	81,365
KnowBe4, Inc. (Class A Stock)*	8,831	211,238
PagerDuty, Inc.*	8,647	285,524
Q2 Holdings, Inc.*	2,942	191,966
Sprout Social, Inc. (Class A Stock)*	3,090	212,746
Varonis Systems, Inc.*	10,569	393,801

		1,779,254

Specialty Retail 2.3%

Boot Barn Holdings, Inc.*	1,975	181,641
Citi Trends, Inc.*	4,089	199,216
National Vision Holdings, Inc.*	9,919	405,489
Vroom, Inc.*	5,428	43,532

		829,878

Textiles, Apparel & Luxury Goods 1.2%

Kontoor Brands, Inc.	8,771	432,323

Thrifts & Mortgage Finance 0.5%

WSFS Financial Corp.	3,413	178,773

See Notes to Financial Statements.

PGIM Day One Underlying Funds    25

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Trading Companies & Distributors 1.6%

Core & Main, Inc. (Class A Stock)*	9,143	$219,889
Rush Enterprises, Inc. (Class A Stock)	6,415	338,840

		558,729

TOTAL LONG-TERM INVESTMENTS
(cost $29,479,140)		34,435,029

SHORT-TERM INVESTMENTS 3.5%

AFFILIATED MUTUAL FUND 0.3%
PGIM Institutional Money Market Fund (cost $113,246; includes $113,240 of cash collateral for securities on loan)(b)(wa)	113,325	113,246

UNAFFILIATED FUND 3.2%
Dreyfus Government Cash Management (Institutional Shares) (cost $1,124,352)	1,124,352	1,124,352

TOTAL SHORT-TERM INVESTMENTS
(cost $1,237,598)		1,237,598

TOTAL INVESTMENTS 99.8%
(cost $30,716,738)		35,672,627
Other assets in excess of liabilities 0.2%		75,014

NET ASSETS 100.0%		$35,747,641

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $114,950; cash collateral of $113,240 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$281,514	$—	$—
Airlines	304,368	—	—
Banks	3,363,141	—	—
Biotechnology	899,780	—	—
Building Products	957,494	—	—
Capital Markets	2,247,819	—	—
Chemicals	573,599	—	—
Commercial Services & Supplies	456,410	—	—
Construction & Engineering	981,159	—	—
Construction Materials	464,307	—	—
Diversified Telecommunication Services	256,764	—	—
Electric Utilities	156,656	—	—
Electrical Equipment	87,871	—	—
Electronic Equipment, Instruments & Components	781,087	—	—
Energy Equipment & Services	394,367	—	—
Equity Real Estate Investment Trusts (REITs)	2,569,582	—	—
Food & Staples Retailing	581,631	—	—
Food Products	474,559	—	—
Health Care Equipment & Supplies	1,473,701	—	—
Health Care Providers & Services	1,032,610	—	—
Health Care Technology	722,772	—	—
Hotels, Restaurants & Leisure	1,116,248	—	—
Household Durables	435,334	—	—
Independent Power & Renewable Electricity Producers	526,314	—	—
Insurance	763,165	—	—
IT Services	1,022,552	—	—
Leisure Products	506,427	—	—
Life Sciences Tools & Services	117,515	—	—
Machinery	1,868,731	—	—
Media	319,262	—	—

See Notes to Financial Statements.

PGIM Day One Underlying Funds    27

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs)	$157,507	$—	$—
Oil, Gas & Consumable Fuels	881,167	—	—
Personal Products	446,179	—	—
Pharmaceuticals	383,463	—	—
Professional Services	800,026	—	—
Road & Rail	537,005	—	—
Semiconductors & Semiconductor Equipment	1,713,986	—	—
Software	1,779,254	—	—
Specialty Retail	829,878	—	—
Textiles, Apparel & Luxury Goods	432,323	—	—
Thrifts & Mortgage Finance	178,773	—	—
Trading Companies & Distributors	558,729	—	—
Short-Term Investments
Affiliated Mutual Fund	113,246	—	—
Unaffiliated Fund	1,124,352	—	—

Total	$35,672,627	$—	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2022 were as follows:

Banks	9.4%
Equity Real Estate Investment Trusts (REITs)	7.2
Capital Markets	6.3
Machinery	5.2
Software	5.0
Semiconductors & Semiconductor Equipment	4.8
Health Care Equipment & Supplies	4.1
Unaffiliated Fund	3.2
Hotels, Restaurants & Leisure	3.1
Health Care Providers & Services	2.9
IT Services	2.9
Construction & Engineering	2.7
Building Products	2.7
Biotechnology	2.5
Oil, Gas & Consumable Fuels	2.5
Specialty Retail	2.3
Professional Services	2.2
Electronic Equipment, Instruments & Components	2.2

Insurance	2.1%
Health Care Technology	2.0
Food & Staples Retailing	1.6
Chemicals	1.6
Trading Companies & Distributors	1.6
Road & Rail	1.5
Independent Power & Renewable Electricity Producers	1.5
Leisure Products	1.4
Food Products	1.3
Construction Materials	1.3
Commercial Services & Supplies	1.3
Personal Products	1.3
Household Durables	1.2
Textiles, Apparel & Luxury Goods	1.2
Energy Equipment & Services	1.1
Pharmaceuticals	1.1
Media	0.9

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Industry Classification (continued):

Airlines	0.9%
Aerospace & Defense	0.8
Diversified Telecommunication Services	0.7
Thrifts & Mortgage Finance	0.5
Mortgage Real Estate Investment Trusts (REITs)	0.4
Electric Utilities	0.4
Life Sciences Tools & Services	0.3
Affiliated Mutual Fund (0.3% represents investments purchased with collateral from securities on loan)	0.3

Electrical Equipment	0.3%

99.8
Other assets in excess of liabilities	0.2

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$114,950	$(113,240)	$1,710

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Day One Underlying Funds    29

PGIM Jennison Small-Cap Core Equity Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2022

Assets

Investments at value, including securities on loan of $114,950:
Unaffiliated investments (cost $30,603,492)	$35,559,381
Affiliated investments (cost $113,246)	113,246
Receivable for Fund shares sold	178,665
Receivable for investments sold	152,177
Dividends receivable	673
Prepaid expenses	804

Total Assets	36,004,946

Liabilities

Payable to broker for collateral for securities on loan	113,240
Payable for investments purchased	89,537
Accrued expenses and other liabilities	33,125
Management fee payable	18,532
Payable for Fund shares purchased	1,810
Trustees’ fees payable	899
Affiliated transfer agent fee payable	162

Total Liabilities	257,305

Net Assets	$35,747,641

Net assets were comprised of:
Paid-in capital	$29,927,273
Total distributable earnings (loss)	5,820,368

Net assets, January 31, 2022	$35,747,641

Class R6

Net asset value, offering price and redemption price per share, ($35,747,641 ÷ 2,533,348 shares of beneficial interest issued and outstanding)	$14.11

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2022

Net Investment Income (Loss)

Income
Unaffiliated dividend income	$113,006
Income from securities lending, net (including affiliated income of $62)	1,969
Affiliated dividend income	524

Total income	115,499

Expenses
Management fee	125,318
Custodian and accounting fees	24,382
Audit fee	12,225
Legal fees and expenses	9,873
Trustees’ fees	4,995
Shareholders’ reports	2,658
Transfer agent’s fees and expenses (including affiliated expense of $320)	320
Registration fees	133
SEC registration fees	48
Miscellaneous	7,986

Total expenses	187,938
Less: Fee waiver and/or expense reimbursement	(29,201)

Net expenses	158,737

Net investment income (loss)	(43,238)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions	2,180,776
Net change in unrealized appreciation (depreciation) on investments	(4,962,257)

Net gain (loss) on investment transactions	(2,781,481)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(2,824,719)

See Notes to Financial Statements.

PGIM Day One Underlying Funds    31

PGIM Jennison Small-Cap Core Equity Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2022	Year Ended July 31, 2021
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(43,238)	$(110,411)
Net realized gain (loss) on investment transactions	2,180,776	7,351,681
Net change in unrealized appreciation (depreciation) on investments	(4,962,257)	5,900,851

Net increase (decrease) in net assets resulting from operations	(2,824,719)	13,142,121

Dividends and Distributions
Distributions from distributable earnings
Class R6	(6,812,364)	(1,083,084)

Fund share transactions
Net proceeds from shares sold	8,676,480	5,375,200
Net asset value of shares issued in reinvestment of dividends and distributions	6,812,364	1,083,084
Cost of shares purchased	(2,869,327)	(7,190,963)

Net increase (decrease) in net assets from Fund share transactions	12,619,517	(732,679)

Total increase (decrease)	2,982,434	11,326,358

Net Assets:
Beginning of period	32,765,207	21,438,849

End of period	$35,747,641	$32,765,207

See Notes to Financial Statements.

PGIM Jennison Small-Cap Core Equity Fund

Financial Highlights (unaudited)

Class R6 Shares
	Six Months
	Ended								November 15, 2016(a)
	January 31,		Year Ended July 31,						through July 31,

	2022		2021	2020		2019	2018		2017

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$19.43		$12.48	$11.82		$13.04	$11.27		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.06)	(-	)(c)	0.01	-	(c)	0.02
Net realized and unrealized gain (loss) on investment transactions	(1.11)		7.65	0.66		(0.53)	1.97		1.27
Total from investment operations	(1.13)		7.59	0.66		(0.52)	1.97		1.29
Less Dividends and Distributions:
Dividends from net investment income	-		-	-		(0.04)	(-	)(c)	(0.02)
Tax return of capital distributions	-		-	-		(0.01)	-		-
Distributions from net realized gains	(4.19)		(0.64)	-		(0.65)	(0.20)		-
Total dividends and distributions	(4.19)		(0.64)	-		(0.70)	(0.20)		(0.02)
Net asset value, end of period	$14.11		$19.43	$12.48		$11.82	$13.04		$11.27
Total Return(d):	(7.08)%		62.10%	5.50%		(3.26)%	17.75%		12.89%

Ratios/Supplemental Data:
Net assets, end of period (000)	$35,748		$32,765	$21,439		$17,371	$16,158		$12,584
Average net assets (000)	$33,146		$28,667	$17,831		$16,167	$14,370		$10,943
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.95	%(f)	0.95%	0.95%		0.95%	0.95%		1.02	%(f)
Expenses before waivers and/or expense reimbursement	1.12	%(f)	1.19%	1.52%		1.64%	1.68%		2.04	%(f)
Net investment income (loss)	(0.26	)%(f)	(0.39)%	(0.03)%		0.07%	-	%(c)	0.22	%(f)
Portfolio turnover rate(g)	25%		67%	54%		36%	39%		28%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Day One Underlying Funds    33

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited)

as of January 31, 2022

			Principal
	Interest	Maturity	Amount
Description	Rate	Date	(000)#	Value

LONG-TERM INVESTMENTS 99.6%

ASSET-BACKED SECURITY 0.2%

Credit Cards

Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7 (cost $116,003)	3.960%	10/13/30	100	$112,191

COMMERCIAL MORTGAGE-BACKED SECURITIES 5.6%
3650R Commercial Mortgage Trust,
Series 2021-PF01, Class A4	2.253	11/15/54	100	97,328
BANK,
Series 2020-BN29, Class A3	1.742	11/15/53	100	94,048
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4	2.661	08/15/52	100	100,752
Benchmark Mortgage Trust,
Series 2018-B03, Class A3	3.746	04/10/51	30	31,147
Series 2020-B19, Class A3	1.787	09/15/53	175	170,712
Series 2020-B21, Class A4	1.704	12/17/53	100	93,123
Series 2021-B23, Class A4A1	1.823	02/15/54	200	189,415
Series 2021-B30, Class A4	2.329	11/15/54	150	147,099
CCUBS Commercial Mortgage Trust,
Series 2017-C01, Class A3	3.283(cc)	11/15/50	90	93,094
CD Mortgage Trust,
Series 2017-CD06, Class A3	3.104	11/13/50	40	40,660
Citigroup Commercial Mortgage Trust,
Series 2016-P06, Class A4	3.458	12/10/49	113	119,124
Series 2017-P08, Class A3	3.203	09/15/50	75	77,577
Commercial Mortgage Trust,
Series 2015-PC01, Class A4	3.620	07/10/50	154	157,139
Series 2016-DC02, Class A5	3.765	02/10/49	25	26,432
CSAIL Commercial Mortgage Trust,
Series 2016-C07, Class A4	3.210	11/15/49	43	44,667
GS Mortgage Securities Trust,
Series 2020-GC47, Class A4	2.125	05/12/53	100	96,955
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR04, Class A3	3.763	03/10/52	125	131,072
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	19	18,910
Series 2016-JP04, Class A3	3.393	12/15/49	125	128,457
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A3	3.077	03/15/48	64	63,960
Series 2016-C32, Class A3	3.459	12/15/49	119	123,648

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

			Principal
	Interest	Maturity	Amount
Description	Rate	Date	(000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A3	3.337%	12/15/49	123	$126,328
Series 2021-L06, Class A3	2.196	06/15/54	225	217,736
UBS Commercial Mortgage Trust,
Series 2018-C08, Class A3	3.720	02/15/51	200	213,994
Series 2018-C09, Class ASB	4.090	03/15/51	60	64,062
Series 2018-C11, Class A3	4.312	06/15/51	75	77,554
Series 2018-C13, Class A3	4.069	10/15/51	200	213,281
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A3	3.374	12/15/59	125	129,420
Series 2017-C39, Class A3	2.878	09/15/50	100	101,137
Series 2020-C55, Class A4	2.474	02/15/53	125	124,106

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $3,326,611)				3,312,937

CORPORATE BONDS 25.9%

Aerospace & Defense 0.9%

Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	50	49,172
Sr. Unsec’d. Notes	2.250	06/15/26	15	14,812
Sr. Unsec’d. Notes	2.700	02/01/27	20	20,030
Sr. Unsec’d. Notes	3.100	05/01/26	10	10,235
Sr. Unsec’d. Notes	3.600	05/01/34	30	30,098
Sr. Unsec’d. Notes	3.900	05/01/49	10	9,762
Sr. Unsec’d. Notes	4.508	05/01/23	45	46,527
Sr. Unsec’d. Notes	5.805	05/01/50	70	88,019
General Dynamics Corp.,
Gtd. Notes	3.250	04/01/25	105	109,452
Lockheed Martin Corp.,
Sr. Unsec’d. Notes	2.900	03/01/25	20	20,647
Northrop Grumman Corp.,
Sr. Unsec’d. Notes	4.750	06/01/43	20	23,913
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes	4.125	11/16/28	25	27,297
Teledyne Technologies, Inc.,
Gtd. Notes	2.250	04/01/28	65	63,646

				513,610

See Notes to Financial Statements.

PGIM Day One Underlying Funds    35

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

			Principal
	Interest	Maturity	Amount
Description	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Agriculture 0.2%

Altria Group, Inc.,
Gtd. Notes	3.400%	02/04/41	70	$60,413
Gtd. Notes	4.800	02/14/29	5	5,498
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.215	09/06/26	15	15,271
Gtd. Notes	3.557	08/15/27	30	30,668
Gtd. Notes	4.700	04/02/27	10	10,773
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	1.125	05/01/23	10	9,997

				132,620

Airlines 0.2%

Southwest Airlines Co.,
Sr. Unsec’d. Notes	2.625	02/10/30	20	19,417
Sr. Unsec’d. Notes	4.750	05/04/23	40	41,544
Sr. Unsec’d. Notes	5.125	06/15/27	50	55,857
United Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates	4.150	10/11/25	20	20,924

				137,742

Auto Manufacturers 0.4%

General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	15	19,142
Sr. Unsec’d. Notes	6.600	04/01/36	10	12,853
Sr. Unsec’d. Notes	6.750	04/01/46	70	94,591
General Motors Financial Co., Inc.,
Gtd. Notes	4.000	01/15/25	85	89,103

				215,689

Banks 6.1%

Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	165	161,510
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	65	63,200
Sr. Unsec’d. Notes, MTN	3.970(ff)	03/05/29	345	367,395
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	55	61,732
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.645(ff)	06/24/31	160	154,469

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Citigroup, Inc.,
Sr. Unsec’d. Notes	2.572%(ff)	06/03/31	80	$77,981
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	105	103,116
Sr. Unsec’d. Notes	2.904(ff)	11/03/42	20	18,717
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	115	115,822
Sr. Unsec’d. Notes	3.400	05/01/26	45	47,271
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	60	63,098
Sr. Unsec’d. Notes	3.980(ff)	03/20/30	30	32,081
Sr. Unsec’d. Notes	4.075(ff)	04/23/29	50	53,662
Sr. Unsec’d. Notes	4.650	07/30/45	15	17,779
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes	4.550	04/17/26	100	107,822
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, Series D	5.000	02/14/22	50	50,067
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	75	69,124
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	100	105,667
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	180	194,299
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	4.583(ff)	06/19/29	85	92,697
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	35	34,148
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	50	48,642
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	90	89,543
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	260	271,583
Sr. Unsec’d. Notes	3.882(ff)	07/24/38	95	102,490
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	65	71,582
Sub. Notes	3.875	09/10/24	60	63,054
Morgan Stanley,
Sr. Unsec’d. Notes	3.217(ff)	04/22/42	65	64,456
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	110	109,003
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	170	180,392
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	70	77,420
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	40	36,573
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	90	82,844
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	4.269(ff)	03/22/25	25	26,133
PNC Financial Services Group, Inc. (The),
Sub. Notes	3.900	04/29/24	50	52,349

See Notes to Financial Statements.

PGIM Day One Underlying Funds    37

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Truist Bank,
Sr. Unsec’d. Notes	2.750%	05/01/23	20	$20,352
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.000	10/23/26	55	56,553
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	45	44,359
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	195	196,142

				3,585,127

Beverages 0.7%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	20	22,984
Gtd. Notes	4.900	02/01/46	100	118,738
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.750	01/23/29	90	101,950
Gtd. Notes	5.550	01/23/49	20	25,813
Constellation Brands, Inc.,
Gtd. Notes	3.700	12/06/26	25	26,574
Gtd. Notes	4.400	11/15/25	10	10,768
Sr. Unsec’d. Notes	2.250	08/01/31	60	56,715
PepsiCo, Inc.,
Sr. Unsec’d. Notes	2.750	03/05/22	75	75,174

				438,716

Biotechnology 0.4%

Amgen, Inc.,
Sr. Unsec’d. Notes	2.600	08/19/26	170	173,650
Sr. Unsec’d. Notes	2.800	08/15/41	25	22,770
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes	2.800	09/15/50	15	12,943

				209,363

Building Materials 0.2%

Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	2.400	07/15/31	20	19,359
Sr. Unsec’d. Notes, Series CB	2.500	03/15/30	30	29,418

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)

Owens Corning,
Sr. Unsec’d. Notes	4.200%	12/01/24	35	$36,986
Sr. Unsec’d. Notes	4.300	07/15/47	40	43,746
Vulcan Materials Co.,
Sr. Unsec’d. Notes	4.500	06/15/47	5	5,788

				135,297

Chemicals 0.5%

Dow Chemical Co. (The),
Sr. Unsec’d. Notes	3.625	05/15/26	50	52,772
Sr. Unsec’d. Notes	4.625	10/01/44	20	23,085
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes	4.493	11/15/25	60	64,904
FMC Corp.,
Sr. Unsec’d. Notes	3.450	10/01/29	15	15,579
Sr. Unsec’d. Notes	4.500	10/01/49	25	28,123
LYB International Finance BV,
Gtd. Notes	4.875	03/15/44	35	40,593
LYB International Finance III LLC,
Gtd. Notes	3.375	10/01/40	5	4,856
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	5.250	01/15/45	24	30,249
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	4.500	06/01/47	10	11,575

				271,736

Commercial Services 0.4%

Automatic Data Processing, Inc.,
Sr. Unsec’d. Notes	1.700	05/15/28	20	19,468
California Institute of Technology,
Sr. Unsec’d. Notes	3.650	09/01/2119	15	15,481
Cintas Corp. No. 2,
Gtd. Notes	3.700	04/01/27	20	21,416
Equifax, Inc.,
Sr. Unsec’d. Notes	2.350	09/15/31	15	14,132
Sr. Unsec’d. Notes	2.600	12/01/24	30	30,542
IHS Markit Ltd.,
Sr. Unsec’d. Notes	4.125	08/01/23	5	5,174

See Notes to Financial Statements.

PGIM Day One Underlying Funds    39

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Massachusetts Institute of Technology,
Sr. Unsec’d. Notes, Series F	2.989%	07/01/50	35	$36,311
President & Fellows of Harvard College,
Unsec’d. Notes	3.150	07/15/46	9	9,536
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610	02/15/2119	5	5,482
Unsec’d. Notes, Series 2020	2.396	10/01/50	15	13,617
University of Southern California,
Unsec’d. Notes, Series 2017	3.841	10/01/47	10	11,437
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes	4.125	09/12/22	20	20,390
Yale University,
Unsec’d. Notes, Series 2020	2.402	04/15/50	45	42,052

				245,038

Computers 0.4%

Apple, Inc.,
Sr. Unsec’d. Notes	3.250	02/23/26	115	120,596
Sr. Unsec’d. Notes	3.850	08/04/46	50	55,231
Genpact Luxembourg Sarl/Genpact USA, Inc.,
Gtd. Notes	1.750	04/10/26	35	34,182
Teledyne FLIR LLC,
Sr. Unsec’d. Notes	2.500	08/01/30	5	4,827

				214,836

Diversified Financial Services 0.3%

Capital One Bank USA NA,
Sub. Notes	3.375	02/15/23	20	20,467
Discover Financial Services,
Sr. Unsec’d. Notes	4.100	02/09/27	20	21,243
Jefferies Group LLC,
Sr. Unsec’d. Notes	2.750	10/15/32	55	52,499
Mastercard, Inc.,
Sr. Unsec’d. Notes	3.375	04/01/24	15	15,611

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series KK	3.550%	01/15/24	25	$25,996
U.S. Gov’t. Gtd. Notes, Series PP	1.400	07/15/28	45	43,006

				178,822

Electric 2.8%

AEP Texas, Inc.,
Sr. Unsec’d. Notes	3.450	05/15/51	20	19,319
Sr. Unsec’d. Notes	3.800	10/01/47	30	30,542
Sr. Unsec’d. Notes, Series I	2.100	07/01/30	25	23,386
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes	3.750	12/01/47	15	15,964
Alabama Power Co.,
Sr. Unsec’d. Notes	3.850	12/01/42	10	10,674
Ameren Illinois Co.,
Sr. Sec’d. Notes	4.150	03/15/46	25	28,666
Arizona Public Service Co.,
Sr. Unsec’d. Notes	2.600	08/15/29	5	4,969
Atlantic City Electric Co.,
First Mortgage	2.300	03/15/31	10	9,781
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes	6.125	04/01/36	80	105,103
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage	3.950	03/01/48	20	22,617
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	2.950	03/01/30	20	20,161
Commonwealth Edison Co.,
First Mortgage	4.600	08/15/43	45	53,422
Dominion Energy South Carolina, Inc.,
First Mortgage	5.450	02/01/41	20	25,823
DTE Electric Co.,
General Ref. Mortgage	3.750	08/15/47	20	21,585
Duke Energy Carolinas LLC,
First Mortgage	4.250	12/15/41	15	16,681
First Ref. Mortgage	4.000	09/30/42	40	43,525
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	75	76,511
Duke Energy Florida LLC,
First Mortgage	2.400	12/15/31	90	88,032

See Notes to Financial Statements.

PGIM Day One Underlying Funds    41

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Duke Energy Florida LLC, (cont’d.)
First Mortgage	6.350%	09/15/37	15	$20,450
Duke Energy Indiana LLC,
First Mortgage, Series YYY	3.250	10/01/49	20	19,407
Emera US Finance LP (Canada),
Gtd. Notes	2.639	06/15/31	50	47,981
Entergy Louisiana LLC,
Collateral Trust	4.200	04/01/50	5	5,638
Entergy Texas, Inc.,
First Mortgage	1.750	03/15/31	45	41,147
Evergy Kansas Central, Inc.,
First Mortgage	4.125	03/01/42	15	16,513
Eversource Energy,
Sr. Unsec’d. Notes, Series R	1.650	08/15/30	15	13,688
Exelon Corp.,
Sr. Unsec’d. Notes	5.625	06/15/35	5	6,096
Florida Power & Light Co.,
First Mortgage	3.800	12/15/42	15	16,375
First Mortgage	5.250	02/01/41	25	31,709
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes	3.055	10/04/26	7	7,187
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series IO	8.050	07/07/24	10	11,472
Nevada Power Co.,
General Ref. Mortgage, Series R	6.750	07/01/37	10	14,033
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.750	11/01/29	25	25,083
Northern States Power Co.,
First Mortgage	3.600	09/15/47	10	10,544
Pacific Gas & Electric Co.,
First Mortgage	1.750	06/16/22	30	29,992
First Mortgage	3.950	12/01/47	40	36,084
First Mortgage	4.000	12/01/46	15	13,690
First Mortgage	4.500	07/01/40	15	14,684
PacifiCorp,
First Mortgage	2.700	09/15/30	25	25,112
First Mortgage	2.900	06/15/52	15	13,926
First Mortgage	5.250	06/15/35	45	54,825
First Mortgage	6.000	01/15/39	15	19,857

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

PECO Energy Co.,
First Mortgage	2.800%	06/15/50	5	$4,647
PPL Electric Utilities Corp.,
First Mortgage	4.125	06/15/44	15	16,710
First Mortgage	4.150	10/01/45	20	22,491
First Mortgage	6.250	05/15/39	10	13,720
Public Service Electric & Gas Co.,
First Mortgage, MTN	3.600	12/01/47	5	5,305
First Mortgage, MTN	3.650	09/01/28	25	26,790
First Ref. Mortgage, MTN	3.950	05/01/42	10	11,024
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes	2.450	11/15/31	25	24,085
Puget Energy, Inc.,
Sr. Sec’d. Notes	2.379	06/15/28	5	4,836
Sr. Sec’d. Notes	3.650	05/15/25	20	20,871
Sr. Sec’d. Notes	4.100	06/15/30	40	42,120
San Diego Gas & Electric Co.,
First Mortgage, Series RRR	3.750	06/01/47	5	5,233
First Mortgage, Series UUU	3.320	04/15/50	25	24,944
Sempra Energy,
Sr. Unsec’d. Notes	4.000	02/01/48	15	15,851
Southern California Edison Co.,
First Ref. Mortgage	4.000	04/01/47	20	20,885
First Ref. Mortgage	4.650	10/01/43	40	44,517
First Ref. Mortgage, Series C	3.500	10/01/23	50	51,365
Tampa Electric Co.,
Sr. Unsec’d. Notes	4.450	06/15/49	15	18,035
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A	6.000	05/15/37	20	26,347
Sr. Unsec’d. Notes, Series B	6.000	01/15/36	10	13,104
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes	1.800	10/15/30	20	18,424
Xcel Energy, Inc.,
Sr. Unsec’d. Notes	0.500	10/15/23	15	14,773
Sr. Unsec’d. Notes	1.750	03/15/27	25	24,346
Sr. Unsec’d. Notes	4.000	06/15/28	70	75,635

				1,658,312

See Notes to Financial Statements.

PGIM Day One Underlying Funds    43

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electronics 0.1%

Agilent Technologies, Inc.,
Sr. Unsec’d. Notes	2.300%	03/12/31	50	$47,571

Foods 0.2%

Hormel Foods Corp.,
Sr. Unsec’d. Notes	0.650	06/03/24	30	29,406
Mondelez International, Inc.,
Sr. Unsec’d. Notes	2.750	04/13/30	20	20,062
Tyson Foods, Inc.,
Sr. Unsec’d. Notes	4.000	03/01/26	60	63,750

				113,218

Gas 0.2%

Atmos Energy Corp.,
Sr. Unsec’d. Notes	3.375	09/15/49	10	10,067
NiSource, Inc.,
Sr. Unsec’d. Notes	4.800	02/15/44	10	11,644
Sr. Unsec’d. Notes	5.250	02/15/43	30	36,772
Southern California Gas Co.,
First Mortgage	3.750	09/15/42	10	10,534
Southern Co. Gas Capital Corp.,
Gtd. Notes	4.400	06/01/43	25	27,257

				96,274

Healthcare-Products 0.1%

Danaher Corp.,
Sr. Unsec’d. Notes	2.800	12/10/51	15	13,648
Stryker Corp.,
Sr. Unsec’d. Notes	3.375	05/15/24	10	10,346
Sr. Unsec’d. Notes	3.375	11/01/25	10	10,452
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes	2.800	10/15/41	15	14,312

				48,758

Healthcare-Services 1.6%

Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes	3.387	10/15/49	15	15,830

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

Aetna, Inc.,
Sr. Unsec’d. Notes	2.750%	11/15/22	50	$50,460
AHS Hospital Corp.,
Sr. Unsec’d. Notes, Series 2021	2.780	07/01/51	10	9,274
Anthem, Inc.,
Sr. Unsec’d. Notes	3.650	12/01/27	90	95,791
Sr. Unsec’d. Notes	4.625	05/15/42	35	40,742
Ascension Health,
Sr. Unsec’d. Notes, Series B	2.532	11/15/29	15	15,143
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021	1.777	11/15/30	30	28,184
Children’s Health System of Texas,
Unsec’d. Notes	2.511	08/15/50	10	8,784
Children’s Hospital Corp. (The),
Gtd. Notes, Series 2017	4.115	01/01/47	10	11,828
CommonSpirit Health,
Sr. Sec’d. Notes	2.760	10/01/24	20	20,348
HCA, Inc.,
Sr. Sec’d. Notes	3.500	07/15/51	40	37,067
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47	20	23,459
Unsec’d. Notes, Series 2021	2.810	06/01/41	70	66,956
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes	5.000	07/01/42	30	38,645
Unsec’d. Notes, Series 2020	2.955	01/01/50	10	9,652
Methodist Hospital (The),
Unsec’d. Notes, Series 20A	2.705	12/01/50	25	23,275
Mount Sinai Hospitals Group, Inc.,
Sec’d. Notes, Series 2019	3.737	07/01/49	10	10,672
New York & Presbyterian Hospital (The),
Unsec’d. Notes	4.024	08/01/45	45	52,918
NYU Langone Hospitals,
Sec’d. Notes	4.368	07/01/47	15	17,424
OhioHealth Corp.,
Sec’d. Notes	2.297	11/15/31	30	29,355
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020	1.375	11/15/25	5	4,886
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2042	2.719	01/01/42	15	13,861

See Notes to Financial Statements.

PGIM Day One Underlying Funds    45

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532%	10/01/29	10	$10,030
Unsec’d. Notes, Series H	2.746	10/01/26	30	30,883
Sentara Healthcare,
Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	15	14,779
Stanford Health Care,
Unsec’d. Notes	3.027	08/15/51	30	29,841
Unsec’d. Notes, Series 2018	3.795	11/15/48	15	17,005
Sutter Health,
Unsec’d. Notes, Series 2018	4.091	08/15/48	45	50,753
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.050	05/15/41	30	29,403
Sr. Unsec’d. Notes	3.750	07/15/25	90	95,752
Sr. Unsec’d. Notes	4.250	06/15/48	25	28,761

				931,761

Insurance 0.6%

American International Group, Inc.,
Sr. Unsec’d. Notes	4.500	07/16/44	90	104,484
Arch Capital Finance LLC,
Gtd. Notes	4.011	12/15/26	45	48,490
Chubb Corp. (The),
Gtd. Notes	6.000	05/11/37	15	20,394
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29	25	26,990
Sr. Unsec’d. Notes	3.950	05/15/24	35	36,495
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes	3.500	10/15/50	25	24,603
Lincoln National Corp.,
Sr. Unsec’d. Notes	3.050	01/15/30	5	5,084
Loews Corp.,
Sr. Unsec’d. Notes	3.200	05/15/30	15	15,585
Markel Corp.,
Sr. Unsec’d. Notes	3.450	05/07/52	5	4,867
Sr. Unsec’d. Notes	4.300	11/01/47	15	16,714
Unum Group,
Sr. Unsec’d. Notes	4.000	06/15/29	50	53,926

				357,632

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Iron/Steel 0.2%

Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	2.400%	06/15/25	10	$10,080
Sr. Unsec’d. Notes	3.450	04/15/30	60	62,308
Vale Overseas Ltd. (Brazil),
Gtd. Notes	6.250	08/10/26	20	22,874

				95,262

Lodging 0.1%

Marriott International, Inc.,
Sr. Unsec’d. Notes	3.600	04/15/24	5	5,175
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	45	46,142

				51,317

Machinery-Diversified 0.2%

Flowserve Corp.,
Sr. Unsec’d. Notes	2.800	01/15/32	10	9,392
John Deere Capital Corp.,
Sr. Unsec’d. Notes	2.800	01/27/23	10	10,189
Sr. Unsec’d. Notes, MTN	2.800	03/06/23	30	30,602
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.450	11/15/26	60	62,213
Gtd. Notes	4.950	09/15/28	30	33,489

				145,885

Media 1.0%

Charter Communications Operating LLC/Charter
Communications Operating Capital,
Sr. Sec’d. Notes	3.700	04/01/51	115	102,075
Sr. Sec’d. Notes	3.900	06/01/52	5	4,585
Sr. Sec’d. Notes	4.800	03/01/50	15	15,385
Sr. Sec’d. Notes	5.375	04/01/38	45	49,700
Sr. Sec’d. Notes	6.484	10/23/45	50	62,929
Comcast Corp.,
Gtd. Notes	3.450	02/01/50	35	34,796
Gtd. Notes	3.750	04/01/40	10	10,608
Gtd. Notes, 144A	2.937	11/01/56	19	16,869
Gtd. Notes, 144A	2.987	11/01/63	52	45,731

See Notes to Financial Statements.

PGIM Day One Underlying Funds    47

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)

Discovery Communications LLC,
Gtd. Notes	4.000%	09/15/55	76	$73,928
Gtd. Notes	4.125	05/15/29	20	21,401
Gtd. Notes	5.300	05/15/49	30	35,154
ViacomCBS, Inc.,
Sr. Unsec’d. Notes	3.875	04/01/24	20	20,831
Sr. Unsec’d. Notes	5.850	09/01/43	20	25,442
Walt Disney Co. (The),
Gtd. Notes	7.300	04/30/28	35	44,549

				563,983

Mining 0.5%

Barrick North America Finance LLC (Canada),
Gtd. Notes	5.700	05/30/41	50	64,083
Gtd. Notes	5.750	05/01/43	30	38,839
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes	5.950	10/15/39	20	26,059
Freeport-McMoRan, Inc.,
Gtd. Notes	4.125	03/01/28	5	5,110
Gtd. Notes	4.375	08/01/28	30	30,921
Kinross Gold Corp. (Canada),
Gtd. Notes	4.500	07/15/27	65	71,132
Newmont Corp.,
Gtd. Notes	2.250	10/01/30	20	18,965
Gtd. Notes	2.600	07/15/32	5	4,818
Gtd. Notes	2.800	10/01/29	45	44,968
Gtd. Notes	5.450	06/09/44	15	19,256

				324,151

Miscellaneous Manufacturing 0.2%

Carlisle Cos., Inc.,
Sr. Unsec’d. Notes	2.200	03/01/32	50	46,367
Pentair Finance Sarl,
Gtd. Notes	4.500	07/01/29	15	16,515
Textron, Inc.,
Sr. Unsec’d. Notes	2.450	03/15/31	50	47,886

				110,768

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas 0.7%

Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.750%	02/15/52	15	$14,405
Chevron Corp.,
Sr. Unsec’d. Notes	3.078	05/11/50	5	4,976
ConocoPhillips,
Gtd. Notes, 144A	2.400	02/15/31	15	14,673
Gtd. Notes, 144A	3.750	10/01/27	35	37,392
Gtd. Notes, 144A	4.300	08/15/28	50	54,890
ConocoPhillips Co.,
Gtd. Notes	4.950	03/15/26	25	27,700
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.600	07/15/41	10	12,126
Diamondback Energy, Inc.,
Gtd. Notes	3.125	03/24/31	10	9,962
Gtd. Notes	3.500	12/01/29	50	51,553
EOG Resources, Inc.,
Sr. Unsec’d. Notes	3.900	04/01/35	20	22,046
Equinor ASA (Norway),
Gtd. Notes	3.700	04/06/50	20	21,617
Exxon Mobil Corp.,
Sr. Unsec’d. Notes	4.114	03/01/46	15	16,888
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	1.900	08/15/30	40	36,864
Sr. Unsec’d. Notes	2.150	01/15/31	20	18,729
TotalEnergies Capital International SA (France),
Gtd. Notes	2.829	01/10/30	25	25,512
Valero Energy Corp.,
Sr. Unsec’d. Notes	4.000	04/01/29	20	21,198

				390,531

Oil & Gas Services 0.0%

Halliburton Co.,
Sr. Unsec’d. Notes	4.750	08/01/43	25	27,583

See Notes to Financial Statements.

PGIM Day One Underlying Funds    49

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers 0.1%

Berry Global, Inc.,
Sr. Sec’d. Notes	0.950%	02/15/24	30	$29,472
Sr. Sec’d. Notes	1.570	01/15/26	55	53,137

				82,609

Pharmaceuticals 1.9%

AbbVie, Inc.,
Sr. Unsec’d. Notes	4.250	11/21/49	55	61,304
Sr. Unsec’d. Notes	4.550	03/15/35	40	45,554
Sr. Unsec’d. Notes	4.700	05/14/45	50	57,837
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes	2.250	05/28/31	15	14,658
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes	3.734	12/15/24	9	9,421
Cigna Corp.,
Gtd. Notes	4.500	02/25/26	120	130,123
Gtd. Notes	4.900	12/15/48	15	17,755
Sr. Unsec’d. Notes	2.400	03/15/30	45	43,452
Sr. Unsec’d. Notes	3.400	03/15/50	45	42,818
CVS Health Corp.,
Sr. Unsec’d. Notes	4.300	03/25/28	15	16,362
Sr. Unsec’d. Notes	4.780	03/25/38	35	40,392
Sr. Unsec’d. Notes	5.050	03/25/48	20	24,506
Sr. Unsec’d. Notes	5.125	07/20/45	40	48,692
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes	2.850	05/08/22	45	45,289
Johnson & Johnson,
Sr. Unsec’d. Notes	3.625	03/03/37	30	33,012
Merck & Co., Inc.,
Sr. Unsec’d. Notes	2.400	09/15/22	100	100,705
Sr. Unsec’d. Notes	3.400	03/07/29	10	10,632
Mylan, Inc.,
Gtd. Notes	4.200	11/29/23	30	31,148
Gtd. Notes	5.200	04/15/48	75	86,811
Pfizer, Inc.,
Sr. Unsec’d. Notes	2.550	05/28/40	20	18,756
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes	2.050	03/31/30	135	126,821

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Viatris, Inc.,
Gtd. Notes	3.850%	06/22/40	20	$20,048
Gtd. Notes	4.000	06/22/50	55	54,291
Wyeth LLC,
Gtd. Notes	6.450	02/01/24	50	54,733

				1,135,120

Pipelines 1.5%

Energy Transfer LP,
Gtd. Notes	5.350	05/15/45	5	5,433
Sr. Unsec’d. Notes	3.900	07/15/26	55	57,599
Sr. Unsec’d. Notes	4.200	04/15/27	30	31,755
Sr. Unsec’d. Notes	4.750	01/15/26	40	42,979
Sr. Unsec’d. Notes	4.900	03/15/35	30	32,491
Sr. Unsec’d. Notes	5.300	04/15/47	10	10,956
Sr. Unsec’d. Notes	6.000	06/15/48	15	17,673
Sr. Unsec’d. Notes	6.625	10/15/36	10	12,105
Enterprise Products Operating LLC,
Gtd. Notes	4.850	03/15/44	100	113,402
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	3.250	06/01/30	20	20,382
Sr. Unsec’d. Notes	3.950	03/01/50	30	29,809
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	65	62,761
Sr. Unsec’d. Notes	4.125	03/01/27	10	10,639
Sr. Unsec’d. Notes	4.500	07/15/23	20	20,667
Sr. Unsec’d. Notes	4.500	04/15/38	20	21,426
Sr. Unsec’d. Notes	4.700	04/15/48	50	54,389
ONEOK Partners LP,
Gtd. Notes	3.375	10/01/22	35	35,339
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	110	108,478
Gtd. Notes	4.450	09/01/49	20	20,796
Gtd. Notes	4.950	07/13/47	10	11,006
Phillips 66 Partners LP,
Sr. Unsec’d. Notes	3.750	03/01/28	10	10,456
Sr. Unsec’d. Notes	4.900	10/01/46	25	29,119
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	25	25,253

See Notes to Financial Statements.

PGIM Day One Underlying Funds    51

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Plains All American Pipeline LP/PAA Finance Corp., (cont’d.)
Sr. Unsec’d. Notes	3.800%	09/15/30	5	$5,112
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.250	05/15/30	55	56,374
Sr. Unsec’d. Notes	4.600	03/15/48	25	28,546
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27	30	31,608
Sr. Unsec’d. Notes	4.850	03/01/48	5	5,701

				912,254

Real Estate Investment Trusts (REITs) 0.8%

Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.500	08/16/31	15	14,146
Corporate Office Properties LP,
Gtd. Notes	2.900	12/01/33	30	28,249
CubeSmart LP,
Gtd. Notes	2.250	12/15/28	20	19,431
Essex Portfolio LP,
Gtd. Notes	1.700	03/01/28	15	14,317
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.250	01/15/32	10	9,658
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes	3.000	01/15/30	20	20,359
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series J	2.900	12/15/31	15	14,104
Kimco Realty Corp.,
Sr. Unsec’d. Notes	1.900	03/01/28	25	23,987
Realty Income Corp.,
Sr. Unsec’d. Notes	3.100	12/15/29	45	46,477
Sr. Unsec’d. Notes	3.400	01/15/28	10	10,481
Simon Property Group LP,
Sr. Unsec’d. Notes	2.450	09/13/29	20	19,753
Sr. Unsec’d. Notes	2.650	02/01/32	30	29,385
Sr. Unsec’d. Notes	3.375	10/01/24	70	72,734
Sr. Unsec’d. Notes	3.500	09/01/25	5	5,245
Sr. Unsec’d. Notes	3.750	02/01/24	10	10,390
Spirit Realty LP,
Gtd. Notes	2.700	02/15/32	25	23,990

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

Ventas Realty LP,
Gtd. Notes	3.850%	04/01/27	10	$10,668
Welltower, Inc.,
Sr. Unsec’d. Notes	2.700	02/15/27	10	10,229
Weyerhaeuser Co.,
Sr. Unsec’d. Notes	4.000	04/15/30	65	70,324
WP Carey, Inc.,
Sr. Unsec’d. Notes	2.250	04/01/33	35	32,108

				486,035

Retail 0.4%

AutoZone, Inc.,
Sr. Unsec’d. Notes	1.650	01/15/31	5	4,548
Sr. Unsec’d. Notes	3.750	04/18/29	30	31,926
Home Depot, Inc. (The),
Sr. Unsec’d. Notes	3.750	02/15/24	95	99,069
Sr. Unsec’d. Notes	3.900	06/15/47	25	27,655
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes	3.100	05/03/27	20	20,787
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	4.700	12/09/35	25	29,141
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes	1.750	03/15/31	15	13,738

				226,864

Semiconductors 0.3%

Broadcom, Inc.,
Gtd. Notes	4.110	09/15/28	85	90,713
Gtd. Notes, 144A	3.500	02/15/41	20	18,960
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	13	12,343
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	62	61,731

				183,747

Software 0.4%

Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	3.100	03/01/41	10	9,429

See Notes to Financial Statements.

PGIM Day One Underlying Funds    53

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Software (cont’d.)

Fiserv, Inc.,
Sr. Unsec’d. Notes	2.750%	07/01/24	5	$5,101
Sr. Unsec’d. Notes	3.850	06/01/25	15	15,769
Intuit, Inc.,
Sr. Unsec’d. Notes	1.350	07/15/27	5	4,786
Microsoft Corp.,
Sr. Unsec’d. Notes	2.921	03/17/52	37	36,155
Oracle Corp.,
Sr. Unsec’d. Notes	2.800	04/01/27	85	85,582
Sr. Unsec’d. Notes	2.950	05/15/25	75	76,481
ServiceNow, Inc.,
Sr. Unsec’d. Notes	1.400	09/01/30	30	26,791

				260,094

Telecommunications 1.0%

AT&T, Inc.,
Sr. Unsec’d. Notes	1.700	03/25/26	100	97,742
Sr. Unsec’d. Notes	2.550	12/01/33	29	27,277
Sr. Unsec’d. Notes	3.500	06/01/41	110	107,282
Sr. Unsec’d. Notes	3.550	09/15/55	85	80,224
Sr. Unsec’d. Notes	3.800	12/01/57	30	29,361
T-Mobile USA, Inc.,
Sr. Sec’d. Notes	2.050	02/15/28	45	43,358
Sr. Sec’d. Notes	3.000	02/15/41	100	90,368
Sr. Sec’d. Notes	3.875	04/15/30	20	21,007
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.650	11/20/40	10	8,944
Sr. Unsec’d. Notes	3.400	03/22/41	45	44,560
Sr. Unsec’d. Notes	4.016	12/03/29	60	65,223

				615,346

Transportation 0.3%

Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	3.750	04/01/24	75	78,226
CSX Corp.,
Sr. Unsec’d. Notes	3.800	03/01/28	35	37,561
Sr. Unsec’d. Notes	3.800	04/15/50	10	10,757

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation (cont’d.)

Union Pacific Corp.,
Sr. Unsec’d. Notes	3.000%	04/15/27	15	$15,597
Sr. Unsec’d. Notes	3.250	02/05/50	30	29,991
Sr. Unsec’d. Notes	3.600	09/15/37	10	10,659
Sr. Unsec’d. Notes	3.799	04/06/71	5	5,287

				188,078

TOTAL CORPORATE BONDS (cost $15,447,492)				15,331,749

MUNICIPAL BONDS 1.0%

Arizona 0.1%

Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs	4.839	01/01/41	35	43,932

California 0.4%

Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49	80	124,213
Taxable, Revenue Bonds	2.574	04/01/31	15	15,210
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs	5.716	07/01/39	20	27,003
State of California,
General Obligation Unlimited, Taxable, BABs	7.550	04/01/39	30	48,105

				214,531

Illinois 0.0%

State of Illinois,
General Obligation Unlimited, Taxable, Pension	5.100	06/01/33	25	27,819

Michigan 0.1%

Michigan Finance Authority,
Taxable, Revenue Bonds	3.384	12/01/40	15	15,898
University of Michigan,
Taxable, Revenue Bonds, Series B	2.437	04/01/40	25	24,252

				40,150

See Notes to Financial Statements.

PGIM Day One Underlying Funds    55

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Jersey 0.1%

New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F	7.414%	01/01/40	60	$94,429

New York 0.1%
New York State Dormitory Authority,
Taxable, Revenue Bonds, Series C	2.202	03/15/34	30	28,611
Port Authority of New York & New Jersey, Revenue Bonds	4.458	10/01/62	15	18,816

				47,427

Ohio 0.1%

JobsOhio Beverage System,
Taxable, Revenue Bonds, Series A	2.833	01/01/38	5	4,939
Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.048	12/01/56	12	14,753
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	25	35,403
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	10	12,871

				67,966

Texas 0.0%

Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B	3.922	12/31/49	15	15,755

Virginia 0.1%

University of Virginia,
Taxable, Revenue Bonds, Series B	2.584	11/01/51	40	37,463

TOTAL MUNICIPAL BONDS (cost $554,393)				589,472

SOVEREIGN BONDS 1.8%
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	7.625	03/29/41	16	25,159
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	3.500	01/11/28	200	210,340
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes	2.875	03/16/26	225	234,419

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes	4.000%	10/02/23	20	$20,879
Sr. Unsec’d. Notes	4.500	04/22/29	200	216,551
Sr. Unsec’d. Notes, MTN	4.750	03/08/44	66	67,958
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes	2.783	01/23/31	32	30,982
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes	7.750	01/14/31	100	139,701
Province of Quebec (Canada),
Debentures, Series NN	7.125	02/09/24	30	33,382
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	5.100	06/18/50	55	68,438

TOTAL SOVEREIGN BONDS (cost $1,067,044)				1,047,809

U.S. GOVERNMENT AGENCY OBLIGATIONS 27.5%
Federal Home Loan Bank	3.250	11/16/28	70	76,463
Federal Home Loan Mortgage Corp.	0.375	05/05/23	105	104,288
Federal Home Loan Mortgage Corp.	1.500	10/01/50	226	214,436
Federal Home Loan Mortgage Corp.	2.000	01/01/32	36	35,988
Federal Home Loan Mortgage Corp.	2.000	12/01/50	437	426,990
Federal Home Loan Mortgage Corp.	2.000	05/01/51	511	498,996
Federal Home Loan Mortgage Corp.	2.500	07/01/31	94	96,166
Federal Home Loan Mortgage Corp.	2.500	04/01/51	282	282,235
Federal Home Loan Mortgage Corp.	2.500	10/01/51	421	420,621
Federal Home Loan Mortgage Corp.	3.000	02/01/32	26	27,534
Federal Home Loan Mortgage Corp.	3.000	02/01/32	31	32,712
Federal Home Loan Mortgage Corp.	3.000	01/01/37	10	10,504
Federal Home Loan Mortgage Corp.	3.000	12/01/37	14	14,901
Federal Home Loan Mortgage Corp.	3.000	12/01/42	98	102,220
Federal Home Loan Mortgage Corp.	3.000	11/01/46	27	28,455
Federal Home Loan Mortgage Corp.	3.000	01/01/47	175	181,235
Federal Home Loan Mortgage Corp.	3.000	03/01/47	120	123,676
Federal Home Loan Mortgage Corp.	3.000	12/01/47	69	70,636
Federal Home Loan Mortgage Corp.	3.000	12/01/47	109	112,800
Federal Home Loan Mortgage Corp.	3.500	11/01/37	17	17,417
Federal Home Loan Mortgage Corp.	3.500	06/01/42	24	25,425
Federal Home Loan Mortgage Corp.	3.500	04/01/46	32	34,226
Federal Home Loan Mortgage Corp.	3.500	11/01/47	44	46,527
Federal Home Loan Mortgage Corp.	3.500	11/01/47	53	56,101
Federal Home Loan Mortgage Corp.	3.500	02/01/48	157	164,496

See Notes to Financial Statements.

PGIM Day One Underlying Funds    57

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(Continued)
Federal Home Loan Mortgage Corp.	3.500%	04/01/48	307	$321,038
Federal Home Loan Mortgage Corp.	4.000	10/01/45	29	31,060
Federal Home Loan Mortgage Corp.	4.000	05/01/46	61	65,314
Federal Home Loan Mortgage Corp.	4.000	03/01/47	30	32,005
Federal Home Loan Mortgage Corp.	4.000	01/01/48	52	54,687
Federal Home Loan Mortgage Corp.	4.500	07/01/47	61	65,909
Federal Home Loan Mortgage Corp.	4.500	12/01/48	16	17,460
Federal Home Loan Mortgage Corp.	6.250	07/15/32	30	42,019
Federal National Mortgage Assoc.	0.500	06/17/25	50	48,412
Federal National Mortgage Assoc.	0.500	11/07/25	30	28,847
Federal National Mortgage Assoc.	0.625	04/22/25	15	14,617
Federal National Mortgage Assoc.	0.750	10/08/27	45	42,582
Federal National Mortgage Assoc.	0.875	08/05/30	75	68,910
Federal National Mortgage Assoc.	1.500	10/01/50	240	227,040
Federal National Mortgage Assoc.	1.500	02/01/51	221	208,914
Federal National Mortgage Assoc.	2.000	07/01/40	195	193,521
Federal National Mortgage Assoc.	2.000	01/01/41	448	444,779
Federal National Mortgage Assoc.	2.000	05/01/41	454	451,331
Federal National Mortgage Assoc.	2.000	09/01/50	331	323,393
Federal National Mortgage Assoc.	2.000	12/01/50	172	167,916
Federal National Mortgage Assoc.	2.000	01/01/51	313	305,721
Federal National Mortgage Assoc.	2.000	03/01/51	143	139,560
Federal National Mortgage Assoc.	2.000	05/01/51	251	245,358
Federal National Mortgage Assoc.	2.500	TBA	250	248,954
Federal National Mortgage Assoc.	2.500	TBA	500	499,141
Federal National Mortgage Assoc.	2.500	02/05/24	95	97,458
Federal National Mortgage Assoc.	2.500	06/01/28	83	84,577
Federal National Mortgage Assoc.	2.500	01/01/32	92	94,621
Federal National Mortgage Assoc.	2.500	02/01/43	37	37,644
Federal National Mortgage Assoc.	2.500	09/01/46	34	34,655
Federal National Mortgage Assoc.	2.500	09/01/46	64	64,675
Federal National Mortgage Assoc.	2.500	05/01/50	201	201,017
Federal National Mortgage Assoc.	2.500	08/01/50	388	387,946
Federal National Mortgage Assoc.	2.500	10/01/50	442	441,631
Federal National Mortgage Assoc.	2.500	04/01/51	859	858,683
Federal National Mortgage Assoc.	2.500	08/01/51	116	115,977
Federal National Mortgage Assoc.	3.000	11/01/28	51	53,091
Federal National Mortgage Assoc.	3.000	01/01/30	100	103,439
Federal National Mortgage Assoc.	3.000	12/01/36	31	32,027
Federal National Mortgage Assoc.	3.000	10/01/42	18	18,862
Federal National Mortgage Assoc.	3.000	12/01/42	107	111,591
Federal National Mortgage Assoc.	3.000	02/01/43	205	212,928

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(Continued)
Federal National Mortgage Assoc.	3.000%	04/01/43	55	$56,963
Federal National Mortgage Assoc.	3.000	08/01/43	169	175,227
Federal National Mortgage Assoc.	3.000	01/01/47	178	183,108
Federal National Mortgage Assoc.	3.000	02/01/47	121	124,755
Federal National Mortgage Assoc.	3.000	01/01/50	99	101,143
Federal National Mortgage Assoc.	3.500	08/01/31	32	33,868
Federal National Mortgage Assoc.	3.500	10/01/32	16	17,167
Federal National Mortgage Assoc.	3.500	06/01/33	22	23,436
Federal National Mortgage Assoc.	3.500	01/01/42	74	78,096
Federal National Mortgage Assoc.	3.500	03/01/42	75	80,052
Federal National Mortgage Assoc.	3.500	10/01/42	207	220,580
Federal National Mortgage Assoc.	3.500	11/01/42	53	56,600
Federal National Mortgage Assoc.	3.500	08/01/43	71	75,088
Federal National Mortgage Assoc.	3.500	03/01/45	115	121,799
Federal National Mortgage Assoc.	3.500	01/01/46	23	24,696
Federal National Mortgage Assoc.	3.500	12/01/46	219	231,104
Federal National Mortgage Assoc.	3.500	01/01/47	50	53,062
Federal National Mortgage Assoc.	3.500	09/01/47	79	83,371
Federal National Mortgage Assoc.	4.000	01/01/41	134	143,820
Federal National Mortgage Assoc.	4.000	04/01/41	84	91,188
Federal National Mortgage Assoc.	4.000	02/01/47	76	80,699
Federal National Mortgage Assoc.	4.000	04/01/48	138	145,456
Federal National Mortgage Assoc.	4.000	12/01/48	126	132,783
Federal National Mortgage Assoc.	4.000	03/01/49	268	283,160
Federal National Mortgage Assoc.	4.500	03/01/41	75	82,159
Federal National Mortgage Assoc.	4.500	02/01/44	65	71,401
Federal National Mortgage Assoc.	4.500	01/01/45	71	77,606
Federal National Mortgage Assoc.	4.500	04/01/48	47	50,433
Federal National Mortgage Assoc.	4.500	05/01/48	13	13,869
Federal National Mortgage Assoc.	4.500	08/01/48	18	18,775
Federal National Mortgage Assoc.	4.500	02/01/49	15	15,767
Federal National Mortgage Assoc.	5.000	11/01/35	95	107,041
Federal National Mortgage Assoc.	5.000	06/01/40	19	21,805
Federal National Mortgage Assoc.	5.000	03/01/42	41	46,250
Federal National Mortgage Assoc.	6.625	11/15/30	15	20,674
Government National Mortgage Assoc.	2.000	12/20/51	250	247,465
Government National Mortgage Assoc.	2.500	TBA	500	503,125
Government National Mortgage Assoc.	2.500	03/20/43	9	8,913
Government National Mortgage Assoc.	2.500	12/20/46	16	15,829
Government National Mortgage Assoc.	3.000	TBA	250	255,898
Government National Mortgage Assoc.	3.000	01/20/43	78	81,264
Government National Mortgage Assoc.	3.000	04/20/45	33	33,876

See Notes to Financial Statements.

PGIM Day One Underlying Funds    59

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(Continued)
Government National Mortgage Assoc.	3.000%	07/20/46	58	$60,407
Government National Mortgage Assoc.	3.000	09/20/46	60	61,654
Government National Mortgage Assoc.	3.000	11/20/46	42	43,584
Government National Mortgage Assoc.	3.000	03/20/49	79	81,507
Government National Mortgage Assoc.	3.500	12/20/42	161	170,919
Government National Mortgage Assoc.	3.500	01/20/44	45	47,580
Government National Mortgage Assoc.	3.500	04/20/45	24	25,513
Government National Mortgage Assoc.	3.500	07/20/46	107	111,687
Government National Mortgage Assoc.	3.500	08/20/46	162	169,367
Government National Mortgage Assoc.	3.500	09/20/46	25	26,285
Government National Mortgage Assoc.	3.500	06/20/47	62	65,239
Government National Mortgage Assoc.	3.500	07/20/47	69	72,404
Government National Mortgage Assoc.	3.500	11/20/47	46	47,889
Government National Mortgage Assoc.	4.000	12/20/45	72	77,908
Government National Mortgage Assoc.	4.000	10/20/46	4	4,540
Government National Mortgage Assoc.	4.000	03/20/47	36	37,747
Government National Mortgage Assoc.	4.000	07/20/47	46	48,470
Government National Mortgage Assoc.	4.000	09/20/47	118	124,831
Government National Mortgage Assoc.	4.000	03/20/49	19	19,896
Government National Mortgage Assoc.	4.500	04/20/41	14	15,858
Government National Mortgage Assoc.	4.500	03/20/44	38	41,804
Government National Mortgage Assoc.	4.500	12/20/44	35	38,919
Government National Mortgage Assoc.	4.500	11/20/46	19	20,885
Government National Mortgage Assoc.	4.500	01/20/47	6	6,404
Government National Mortgage Assoc.	5.000	04/20/45	27	30,916
Government National Mortgage Assoc.	5.500	12/15/33	11	12,834
Tennessee Valley Authority, Sr. Unsec’d. Notes	0.750	05/15/25	25	24,406
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	40	38,314

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $16,346,548)				16,261,496

U.S. TREASURY OBLIGATIONS 37.6%
U.S. Treasury Bonds	1.375	11/15/40	1,200	1,052,062
U.S. Treasury Bonds	1.375	08/15/50	565	473,982
U.S. Treasury Bonds	1.625	11/15/50	198	176,207
U.S. Treasury Bonds	1.750	08/15/41	440	409,819
U.S. Treasury Bonds	2.000	11/15/41	145	140,967
U.S. Treasury Bonds	2.000	08/15/51	90	87,806
U.S. Treasury Bonds	2.250	05/15/41	1,205	1,219,121
U.S. Treasury Bonds	2.375	05/15/51	120	127,013
U.S. Treasury Bonds	3.375	11/15/48	495	621,380

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(Continued)
U.S. Treasury Bonds	3.625%	08/15/43	734	$916,049
U.S. Treasury Bonds	6.250	08/15/23	790	852,213
U.S. Treasury Notes	0.125	08/31/23	310	305,520
U.S. Treasury Notes	0.125	09/15/23	1,712	1,685,859
U.S. Treasury Notes	0.250	09/30/25	1,510	1,443,466
U.S. Treasury Notes	0.375	04/30/25	655	633,150
U.S. Treasury Notes	0.375	01/31/26	380	362,811
U.S. Treasury Notes	0.500	03/15/23	1,739	1,732,275
U.S. Treasury Notes	0.750	03/31/26	1,670	1,615,464
U.S. Treasury Notes	0.750	04/30/26	870	840,705
U.S. Treasury Notes	0.875	01/31/24	600	596,391
U.S. Treasury Notes	0.875	06/30/26	530	514,059
U.S. Treasury Notes	1.250	11/30/26	510	501,673
U.S. Treasury Notes	1.250	12/31/26	255	250,697
U.S. Treasury Notes	1.375	11/15/31	160	154,175
U.S. Treasury Notes	1.500	01/31/27	250	248,672
U.S. Treasury Notes	1.500	11/30/28	100	98,406
U.S. Treasury Notes	1.625	04/30/23	1,100	1,109,539
U.S. Treasury Notes	1.750	01/31/29	245	245,077
U.S. Treasury Notes	2.000	08/15/25	795	808,850
U.S. Treasury Notes	2.125	07/31/24	1,010	1,030,910
U.S. Treasury Notes	2.125	05/15/25	210	214,610
U.S. Treasury Notes	2.625	02/15/29	1,120	1,185,275
U.S. Treasury Notes	3.125	11/15/28	90	97,973
U.S. Treasury Strips Coupon	1.122(s)	02/15/36	35	26,057
U.S. Treasury Strips Coupon	1.225(s)	02/15/41	15	9,683
U.S. Treasury Strips Coupon	1.371(s)	05/15/42	55	34,326
U.S. Treasury Strips Coupon	1.394(s)	11/15/41	20	12,634
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	15	9,301
U.S. Treasury Strips Coupon	1.463(s)	11/15/42	35	21,593
U.S. Treasury Strips Coupon	1.920(s)	02/15/29	5	4,408
U.S. Treasury Strips Coupon	2.045(s)	11/15/36	45	32,876
U.S. Treasury Strips Coupon	2.222(s)	05/15/39	115	78,438
U.S. Treasury Strips Coupon	2.271(s)	08/15/39	185	125,265
U.S. Treasury Strips Coupon	2.350(s)	05/15/44	250	149,453

TOTAL U.S. TREASURY OBLIGATIONS (cost $22,546,531)				22,256,210

TOTAL LONG-TERM INVESTMENTS (cost $59,404,622)				58,911,864

See Notes to Financial Statements.

PGIM Day One Underlying Funds    61

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

SHORT-TERM INVESTMENT 3.4%

UNAFFILIATED FUND
Dreyfus Government Cash Management (Institutional Shares) (cost $2,020,098)	2,020,098	$2,020,098

TOTAL INVESTMENTS 103.0% (cost $61,424,720)		60,931,962
Liabilities in excess of other assets(z) (3.0)%		(1,755,931)

NET ASSETS 100.0%		$59,176,031

Below is a list of the abbreviation(s) used in the semiannual report:

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value

Federal National Mortgage Assoc. (proceeds receivable $243,906)	2.000%	TBA	02/14/22	(250)	$(243,711)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

The following is a summary of the inputs used as of January 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Security
Credit Cards	$—	$112,191	$—
Commercial Mortgage-Backed Securities	—	3,312,937	—
Corporate Bonds	—	15,331,749	—
Municipal Bonds	—	589,472	—
Sovereign Bonds	—	1,047,809	—
U.S. Government Agency Obligations	—	16,261,496	—
U.S. Treasury Obligations	—	22,256,210	—
Short-Term Investment
Unaffiliated Fund	2,020,098	—	—

Total	$2,020,098	$58,911,864	$—

Other Financial Instruments*
Liabilities
Forward Commitment Contract	$—	$(243,711)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2022 were as follows:

U.S. Treasury Obligations	37.6%
U.S. Government Agency Obligations	27.5
Banks	6.1
Commercial Mortgage-Backed Securities	5.6
Unaffiliated Fund	3.4
Electric	2.8
Pharmaceuticals	1.9
Sovereign Bonds	1.8
Healthcare-Services	1.6
Pipelines	1.5
Telecommunications	1.0
Municipal Bonds	1.0
Media	1.0
Aerospace & Defense	0.9

Real Estate Investment Trusts (REITs)	0.8%
Beverages	0.7
Oil & Gas	0.7
Insurance	0.6
Mining	0.5
Chemicals	0.5
Software	0.4
Commercial Services	0.4
Retail	0.4
Auto Manufacturers	0.4
Computers	0.4
Biotechnology	0.4
Transportation	0.3
Semiconductors	0.3

See Notes to Financial Statements.

PGIM Day One Underlying Funds    63

PGIM Core Conservative Bond Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Industry Classification (continued):

Diversified Financial Services	0.3%
Machinery-Diversified	0.2
Airlines	0.2
Building Materials	0.2
Agriculture	0.2
Foods	0.2
Credit Cards	0.2
Miscellaneous Manufacturing	0.2
Gas	0.2
Iron/Steel	0.2
Packaging & Containers	0.1

Lodging	0.1%
Healthcare-Products	0.1
Electronics	0.1
Oil & Gas Services	0.0 *

103.0
Liabilities in excess of other assets	(3.0)

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Statement of Assets & Liabilities  (unaudited)

as of January 31, 2022

Assets

Unaffiliated investments (cost $61,424,720)	$60,931,962
Receivable for investments sold	1,315,028
Dividends and interest receivable	303,927
Receivable for Fund shares sold	60,646
Prepaid expenses	810

Total Assets	62,612,373

Liabilities

Payable for investments purchased	2,996,639
Forward commitment contracts, at value (proceeds receivable $243,906)	243,711
Payable for Fund shares purchased	130,771
Accrued expenses and other liabilities	52,705
Management fee payable	11,647
Trustees’ fees payable	746
Affiliated transfer agent fee payable	123

Total Liabilities	3,436,342

Net Assets	$59,176,031

Net assets were comprised of:
Paid-in capital	$60,156,182
Total distributable earnings (loss)	(980,151)

Net assets, January 31, 2022	$59,176,031

Class R6

Net asset value, offering price and redemption price per share, ($59,176,031 ÷ 5,969,143 shares of beneficial interest issued and outstanding)	$9.91

See Notes to Financial Statements.

PGIM Day One Underlying Funds    65

PGIM Core Conservative Bond Fund

Statement of Operations  (unaudited)

Six Months Ended January 31, 2022

Net Investment Income (Loss)

Income
Interest income	$539,263
Affiliated dividend income	1,071
Unaffiliated dividend income	24

Total income	540,358

Expenses
Management fee	82,898
Audit fee	28,003
Custodian and accounting fees	26,476
Legal fees and expenses	9,909
Trustees’ fees	4,940
Shareholders’ reports	3,802
Transfer agent’s fees and expenses (including affiliated expense of $ 230)	230
SEC registration fees	219
Registration fees	133
Miscellaneous	9,381

Total expenses	165,991
Less: Fee waiver and/or expense reimbursement	(12,478)

Net expenses	153,513

Net investment income (loss)	386,845

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions	125,909
Net change in unrealized appreciation (depreciation) on investments	(2,616,928)

Net gain (loss) on investment transactions	(2,491,019)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(2,104,174)

See Notes to Financial Statements.

PGIM Core Conservative Bond Fund

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended January 31, 2022	Year Ended July 31, 2021
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$386,845	$804,659
Net realized gain (loss) on investment transactions	125,909	613,791
Net change in unrealized appreciation (depreciation) on investments	(2,616,928)	(1,990,566)

Net increase (decrease) in net assets resulting from operations	(2,104,174)	(572,116)

Dividends and Distributions
Distributions from distributable earnings
Class R6	(775,236)	(1,812,150)

Fund share transactions
Net proceeds from shares sold	31,636,098	21,288,669
Net asset value of shares issued in reinvestment of dividends and distributions	759,485	1,812,150
Cost of shares purchased	(33,120,581)	(15,898,690)

Net increase (decrease) in net assets from Fund share transactions	(724,998)	7,202,129

Total increase (decrease)	(3,604,408)	4,817,863

Net Assets:

Beginning of period	62,780,439	57,962,576

End of period	$59,176,031	$62,780,439

See Notes to Financial Statements.

PGIM Day One Underlying Funds    67

PGIM Core Conservative Bond Fund

Financial Highlights  (unaudited)

Class R6 Shares
	Six Months
	Ended						November 15, 2016(a)
	January 31,		Year Ended July 31,				through July 31,

	2022		2021	2020	2019	2018	2017

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.39		$10.81	$10.12	$9.66	$10.03	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.13	0.22	0.25	0.21	0.12
Net realized and unrealized gain (loss) on investment transactions	(0.41)		(0.25)	0.73	0.49	(0.34)	0.05
Total from investment operations	(0.35)		(0.12)	0.95	0.74	(0.13)	0.17
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.21)	(0.26)	(0.28)	(0.24)	(0.14)
Distributions from net realized gains	(0.03)		(0.09)	-	-	-	-
Total dividends and distributions	(0.13)		(0.30)	(0.26)	(0.28)	(0.24)	(0.14)
Net asset value, end of period	$9.91		$10.39	$10.81	$10.12	$9.66	$10.03
Total Return(c):	(3.39)%		(1.07)%	9.50%	7.74%	(1.31)%	1.72%

Ratios/Supplemental Data:
Net assets, end of period (000)	$59,176		$62,780	$57,963	$46,905	$38,592	$31,357
Average net assets (000)	$60,905		$62,768	$50,192	$42,668	$34,737	$25,827
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.50%	0.50%	0.50%	0.50%	0.53	%(e)
Expenses before waivers and/or expense reimbursement	0.54	%(e)	0.55%	0.67%	0.77%	0.78%	0.95	%(e)
Net investment income (loss)	1.26	%(e)	1.28%	2.07%	2.55%	2.11%	1.72	%(e)
Portfolio turnover rate(f)(g)	88%		194%	174%	107%	171%	348%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM TIPS Fund

Schedule of Investments  (unaudited)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 99.9%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	01/15/23	15,588	$16,013,100
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/30	4,770	5,159,631
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/31	7,015	7,625,530
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	02/15/51	192	208,109
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	01/15/25	4,072	4,315,573
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	01/15/27	2,451	2,649,788
U.S. Treasury Inflation Indexed Bonds, TIPS	0.500	04/15/24	507	535,241
U.S. Treasury Inflation Indexed Bonds, TIPS	0.500	01/15/28	3,780	4,138,308
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/26	9,627	10,412,354
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	02/15/43	115	134,022
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/42	3,327	3,959,584
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	01/15/29	11,332	12,816,859
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/48	2,931	3,812,981
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/49	2,668	3,503,808
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/40	1,202	1,750,050
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/41	1,276	1,869,611
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/27	2,949	3,497,890
U.S. Treasury Inflation Indexed Bonds, TIPS	3.375	04/15/32	869	1,255,808
U.S. Treasury Notes	0.375	01/31/26	1,250	1,193,457

TOTAL LONG-TERM INVESTMENTS (cost $83,400,241)				84,851,704

			Shares

SHORT-TERM INVESTMENT 0.4%

UNAFFILIATED FUND
Dreyfus Government Cash Management (Institutional Shares) (cost $349,306)			349,306	349,306

TOTAL INVESTMENTS 100.3% (cost $83,749,547)				85,201,010
Liabilities in excess of other assets (0.3)%				(251,161)

NET ASSETS 100.0%				$84,949,849

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

PGIM Day One Underlying Funds    69

PGIM TIPS Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
U.S. Treasury Obligations.	$—	$84,851,704	$—
Short-Term Investment
Unaffiliated Fund.	349,306	—	—

Total	$349,306	$84,851,704	$—

Sector Allocations:

The sector allocations of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2022 were as follows:

U.S. Treasury Obligations	99.9%

Unaffiliated Fund	0.4%

100.3
Liabilities in excess of other assets	(0.3)

100.0%

See Notes to Financial Statements.

PGIM TIPS Fund

Statement of Assets & Liabilities  (unaudited)

as of January 31, 2022

Assets

Unaffiliated investments (cost $83,749,547)	$85,201,010
Receivable for investments sold	2,901,598
Interest receivable	85,902
Receivable for Fund shares sold	69,003
Prepaid expenses and other assets	1,035

Total Assets	88,258,548

Liabilities

Payable for investments purchased	2,687,118
Payable for Fund shares purchased	565,027
Accrued expenses and other liabilities	38,964
Management fee payable	16,771
Trustees’ fees payable	696
Affiliated transfer agent fee payable	123

Total Liabilities	3,308,699

Net Assets	$84,949,849

Net assets were comprised of:
Paid-in capital	$84,909,507
Total distributable earnings (loss)	40,342

Net assets, January 31, 2022	$84,949,849

Class R6

Net asset value, offering price and redemption price per share, ($84,949,849 ÷ 8,300,016 shares of beneficial interest issued and outstanding)	$10.23

See Notes to Financial Statements.

PGIM Day One Underlying Funds    71

PGIM TIPS Fund

Statement of Operations  (unaudited)

Six Months Ended January 31, 2022

Net Investment Income (Loss)

Income
Interest income	$2,042,868
Affiliated dividend income	315

Total income	2,043,183

Expenses
Management fee	95,546
Custodian and accounting fees	22,145
Audit fee	16,282
Legal fees and expenses	10,114
Trustees’ fees	5,343
Shareholders’ reports	2,552
SEC registration fees	537
Transfer agent’s fees and expenses (including affiliated expense of $ 241)	241
Registration fees	138
Miscellaneous	10,878

Total expenses	163,776

Net investment income (loss)	1,879,407

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions	580,409

Net change in unrealized appreciation (depreciation) on investments	(3,189,186)

Net gain (loss) on investment transactions	(2,608,777)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(729,370)

See Notes to Financial Statements.

PGIM TIPS Fund

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended January 31, 2022	Year Ended July 31, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$ 1,879,407	$ 2,679,774
Net realized gain (loss) on investment transactions	580,409	1,399,665
Net change in unrealized appreciation (depreciation) on investments	(3,189,186)	1,275,072

Net increase (decrease) in net assets resulting from operations	(729,370)	5,354,511

Dividends and Distributions
Distributions from distributable earnings Class R6	(3,982,300)	(4,092,491)

Fund share transactions
Net proceeds from shares sold	15,081,388	62,803,571
Net asset value of shares issued in reinvestment of dividends and distributions	3,980,297	4,092,491
Cost of shares purchased	(13,192,944)	(33,100,869)

Net increase (decrease) in net assets from Fund share transactions	5,868,741	33,795,193

Total increase (decrease)	1,157,071	35,057,213

Net Assets:

Beginning of period	83,792,778	48,735,565

End of period	$ 84,949,849	$ 83,792,778

See Notes to Financial Statements.

PGIM Day One Underlying Funds    73

PGIM TIPS Fund

Financial Highlights  (unaudited)

Class R6 Shares
	Six Months Ended January 31,						November 15, 2016(a) through July 31, 2017
			Year Ended July 31,
	2022		2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.83		$10.67	$9.87	$9.61	$9.86	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.24		0.36	0.01	0.21	0.28	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.32)		0.32	0.94	0.30	(0.19)	(0.09)
Total from investment operations	(0.08)		0.68	0.95	0.51	0.09	0.04
Less Dividends and Distributions:
Dividends from net investment income	(0.31)		(0.43)	(0.15)	(0.25)	(0.34)	(0.18)
Distributions from net realized gains	(0.21)		(0.09)	-	-	-	-
Total dividends and distributions	(0.52)		(0.52)	(0.15)	(0.25)	(0.34)	(0.18)
Net asset value, end of period	$10.23		$10.83	$10.67	$9.87	$9.61	$9.86
Total Return(c):	(0.84)%		6.49%	9.83%	5.38%	0.87%	0.38%

Ratios/Supplemental Data:
Net assets, end of period (000)	$84,950		$83,793	$48,736	$35,938	$23,693	$16,011
Average net assets (000)	$82,407		$79,151	$38,800	$30,412	$19,916	$6,479
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.39	%(e)	0.40%	0.40%	0.40%	0.40%	0.55	%(e)
Expenses before waivers and/or expense reimbursement	0.39	%(e)	0.41%	0.58%	0.72%	0.94%	2.41	%(e)
Net investment income (loss)	4.52	%(e)	3.39%	0.12%	2.17%	2.83%	1.79	%(e)
Portfolio turnover rate(f)	36%		72%	102%	40%	54%	41%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Consolidated Schedule of Investments  (unaudited)

as of January 31, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SHORT-TERM INVESTMENTS 98.1%

U.S. TREASURY OBLIGATIONS(n) 80.3%
U.S. Treasury Bills	0.055%	02/24/22(bb)(k)	5,500	$5,499,876
U.S. Treasury Bills	0.060	02/24/22	18,500	18,499,582
U.S. Treasury Bills	0.068	09/08/22	27,000	26,922,548

TOTAL U.S. TREASURY OBLIGATIONS (cost $50,988,013)				50,922,006

			Shares

UNAFFILIATED FUND 17.8%
Dreyfus Government Cash Management (Institutional Shares)(bb) (cost $11,301,394)			11,301,394	11,301,394

TOTAL INVESTMENTS 98.1% (cost $62,289,407)				62,223,400
Other assets in excess of liabilities(z) 1.9%				1,235,972

NET ASSETS 100.0%				$63,459,372

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Consolidated Schedule of Investments:

Commodity Futures contracts outstanding at January 31, 2022(1):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Long Positions:
51	Brent Crude	May 2022	$4,480,350	$369,106
12	Coffee ‘C’	Mar. 2022	1,057,950	57,741
21	Copper	Mar. 2022	2,270,363	(18,396)
86	Corn	Mar. 2022	2,691,800	204,556
8	Cotton No. 2	Mar. 2022	510,280	56,183
14	Gasoline RBOB	Mar. 2022	1,501,987	312,651

See Notes to Financial Statements.

PGIM Day One Underlying Funds    75

PGIM Quant Solutions Commodity Strategies Fund

Consolidated Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Commodity Futures contracts outstanding at January 31, 2022(1) (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Long Positions (cont’d):
49	Gold 100 OZ	Apr. 2022	$8,802,360	$(31,928)
26	Hard Red Winter Wheat	Mar. 2022	1,015,625	(18,245)
48	Lean Hogs	Apr. 2022	1,837,440	136,431
18	Live Cattle	Apr. 2022	1,040,580	14,389
25	LME Nickel	Mar. 2022	3,388,200	334,187
53	LME PRI Aluminum	Mar. 2022	4,013,425	549,947
32	LME Zinc	Mar. 2022	2,885,200	358,126
22	Low Sulphur Gas Oil	Mar. 2022	1,722,050	383,859
128	Natural Gas	Mar. 2022	6,238,720	1,219,533
21	NY Harbor ULSD	Mar. 2022	2,395,247	507,909
27	Silver	Mar. 2022	3,023,055	(116,485)
10	Soft Red Winter Wheat	Mar. 2022	380,625	(13,620)
52	Soybean	Mar. 2022	3,875,300	511,421
51	Soybean Meal	Mar. 2022	2,136,390	268,363
75	Soybean Oil	Mar. 2022	2,916,900	340,836
52	Sugar No. 11	Mar. 2022	1,061,133	(92,249)
72	WTI Crude	Mar. 2022	6,346,800	1,599,667

				6,933,982

Short Positions:
4	LME Nickel	Mar. 2022	542,112	(81,755)
19	LME PRI Aluminum	Mar. 2022	1,438,775	(16,772)
1	LME Zinc	Mar. 2022	90,163	(1,846)

				(100,373)

				$6,833,609

(1)	Represents positions held in the Cayman Subsidiary.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Morgan Stanley & Co. LLC	$1,141,887	$5,499,876

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Consolidated Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Short-Term Investments
Unaffiliated Fund	$11,301,394	$—	$—
U.S. Treasury Obligations	—	50,922,006	—

Total	$11,301,394	$50,922,006	$—

Other Financial Instruments*
Assets
Commodity Futures Contracts	$7,224,905	$—	$—

Liabilities
Commodity Futures Contracts	$(391,296)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Sector Allocation:

The sector allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2022 were as follows:

U.S. Treasury Obligations	80.3%

Unaffiliated Fund	17.8

98.1

Other assets in excess of liabilities	1.9

100.0%

See Notes to Financial Statements.

PGIM Day One Underlying Funds    77

PGIM Quant Solutions Commodity Strategies Fund

Consolidated Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is commodity contracts risk. See the Notes to Consolidated Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2022 as presented in the Consolidated Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value

Commodity contracts	Due from/to broker-variation margin futures	$7,224,905	*	Due from/to broker-variation margin futures	$391,296	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.

The effects of derivative instruments on the Consolidated Statement of Operations for the six months ended January 31, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Commodity contracts	$2,144,602

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Commodity contracts	$5,498,611

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Consolidated Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

For the six months ended January 31, 2022, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)

$66,593,209	$3,691,324

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended January 31, 2022.

See Notes to Financial Statements.

PGIM Day One Underlying Funds    79

PGIM Quant Solutions Commodity Strategies Fund

Consolidated Statement of Assets & Liabilities  (unaudited)

as of January 31, 2022

Assets

Unaffiliated investments (cost $62,289,407)	$62,223,400
Deposit with broker for centrally cleared/exchange-traded derivatives	1,141,887
Due from broker—variation margin futures	527,270
Receivable for Fund shares sold	21,127
Dividends and interest receivable	173
Prepaid expenses and other assets	30,585

Total Assets	63,944,442

Liabilities

Payable for Fund shares purchased	445,120
Accrued expenses and other liabilities	20,887
Management fee payable	18,012
Trustees’ fees payable	838
Affiliated transfer agent fee payable	213

Total Liabilities	485,070

Net Assets	$63,459,372

Net assets were comprised of:
Paid-in capital	$60,994,625
Total distributable earnings (loss)	2,464,747

Net assets, January 31, 2022	$63,459,372

Class Z

Net asset value, offering price and redemption price per share, ($11,400 ÷ 1,259 shares of beneficial interest issued and outstanding)	$9.05

Class R6

Net asset value, offering price and redemption price per share, ($63,447,972 ÷ 7,006,984 shares of beneficial interest issued and outstanding)	$9.05

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Consolidated Statement of Operations  (unaudited)

Six Months Ended January 31, 2022

Net Investment Income (Loss)

Income
Interest income	$16,821
Affiliated dividend income	5,340
Unaffiliated dividend income	173

Total income	22,334

Expenses
Management fee	144,245
Custodian and accounting fees	19,913
Audit fee	14,779
Legal fees and expenses	13,023
Trustees’ fees	5,041
Registration fees(a)	4,743
Shareholders’ reports	2,420
Transfer agent’s fees and expenses (including affiliated expense of $ 388)(a)	388
SEC registration fees	209
Miscellaneous	7,297

Total expenses	212,058

Less: Fee waiver and/or expense reimbursement(a)	(24,567)

Net expenses	187,491

Net investment income (loss)	(165,157)

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	8,869
Futures transactions	2,144,602

2,153,471

Net change in unrealized appreciation (depreciation) on:
Investments	(70,257)
Futures	5,498,611

5,428,354

Net gain (loss) on investment transactions	7,581,825

Net Increase (Decrease) In Net Assets Resulting From Operations	$7,416,668

(a)	Class specific expenses and waivers were as follows:

	Class Z	Class R6
Registration fees	4,617	126
Transfer agent’s fees and expenses	43	345
Fee waiver and/or expense reimbursement	(4,659)	(19,908)

See Notes to Financial Statements.

PGIM Day One Underlying Funds    81

PGIM Quant Solutions Commodity Strategies Fund

Consolidated Statements of Changes in Net Assets  (unaudited)

	Six Months Ended January 31, 2022	Year Ended July 31, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(165,157)	$(288,328)
Net realized gain (loss) on investment transactions	2,153,471	20,721,303
Net change in unrealized appreciation (depreciation) on investments	5,428,354	(841,412)

Net increase (decrease) in net assets resulting from operations	7,416,668	19,591,563

Dividends and Distributions
Distributions from distributable earnings
Class R6	(19,775,119)	—

Total dividends and distributions	(19,775,119)	—

Fund share transactions
Net proceeds from shares sold	5,669,860	18,968,112
Net asset value of shares issued in reinvestment of dividends and distributions	19,775,119	—
Cost of shares purchased	(11,348,459)	(15,391,089)

Net increase (decrease) in net assets from Fund share transactions	14,096,520	3,577,023

Total increase (decrease)	1,738,069	23,168,586

Net Assets:

Beginning of period	61,721,303	38,552,717

End of period	$63,459,372	$61,721,303

See Notes to Financial Statements.

PGIM Quant Solutions Commodity Strategies Fund

Financial Highlights  (unaudited)

Class Z Shares
	December 14, 2021(a) through January 31, 2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$7.99
Income (loss) from investment operations:
Net investment income (loss)	(0.01)
Net realized and unrealized gain (loss) on investment transactions	1.07
Total from investment operations	1.06
Net asset value, end of period	$9.05
Total Return(c):	13.98%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11
Average net assets (000)	$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.70	%(e)
Expenses before waivers and/or expense reimbursement	327.26	%(e)
Net investment income (loss)	(0.62	)%(e)
Portfolio turnover rate(f)	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Day One Underlying Funds    83

PGIM Quant Solutions Commodity Strategies Fund

Financial Highlights  (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31, 2022							November 15, 2016(a) through July 31, 2017
			Year Ended July 31,
			2021	2020		2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.02		$8.34	$9.44		$10.31	$10.15	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.05)	0.01		0.14	0.04	(0.05)
Net realized and unrealized gain
(loss) on investment transactions	0.98		3.73	(1.01)		(0.74)	0.27	0.20
Total from investment operations	0.95		3.68	(1.00)		(0.60)	0.31	0.15
Less Dividends and Distributions:
Dividends from net investment income	(3.92)		-	(0.10)		(0.27)	(0.15)	-
Tax return of capital distributions	-		-	(-	)(c)	-	-	-
Total dividends and distributions	(3.92)		-	(0.10)		(0.27)	(0.15)	-
Net asset value, end of period	$9.05		$12.02	$8.34		$9.44	$10.31	$10.15
Total Return(d):	12.26%		44.12%	(10.74)%		(5.69)%	3.09%	1.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$63,448		$61,721	$38,553		$21,123	$18,187	$13,811
Average net assets (000)	$61,659		$53,974	$28,308		$19,634	$16,136	$10,738
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.60%	(f)	0.64%	0.80%		0.80%	0.92%	1.30	%(f)
Expenses before waivers and/or expense reimbursement	0.66%	(f)	0.71%	0.94%		1.10%	1.88%	2.64	%(f)
Net investment income (loss)	(0.53)%	(f)	(0.53)%	0.17%		1.42%	0.41%	(0.67	)%(f)
Portfolio turnover rate(g)	0%		0%	0%		0%	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Core Fund

Schedule of Investments  (unaudited)

as of January 31, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 99.2%

COMMON STOCKS 96.7%

Aerospace & Defense 1.1%

Curtiss-Wright Corp.	1,326	$176,080
Hexcel Corp.*	600	31,302

		207,382

Air Freight & Logistics 0.1%

Hub Group, Inc. (Class A Stock)*	300	22,716

Auto Components 0.9%

Adient PLC*	896	37,605
Goodyear Tire & Rubber Co. (The)*	6,001	124,401
Modine Manufacturing Co.*	1,000	9,150

		171,156

Automobiles 0.8%

Thor Industries, Inc.	1,540	145,669

Banks 5.8%

Banc of California, Inc.	400	7,728
Cathay General Bancorp	900	40,644
East West Bancorp, Inc.	1,148	99,118
Eastern Bankshares, Inc.	500	10,645
Enterprise Financial Services Corp.	200	9,908
First Horizon Corp.	3,674	62,862
FNB Corp.	1,081	13,967
Fulton Financial Corp.	1,500	26,925
Hancock Whitney Corp.	2,890	152,361
Home BancShares, Inc.	2,700	63,612
OceanFirst Financial Corp.	300	6,810
PacWest Bancorp	612	28,415
Pinnacle Financial Partners, Inc.	1,200	116,052
Synovus Financial Corp.	3,840	191,078
United Bankshares, Inc.	1,200	42,396
Valley National Bancorp	5,668	78,899
Webster Financial Corp.	400	22,724
Wintrust Financial Corp.	1,296	127,099

		1,101,243

Biotechnology 2.1%

Exelixis, Inc.*	5,323	96,346

See Notes to Financial Statements.

PGIM Day One Underlying Funds    85

PGIM Quant Solutions Mid-Cap Core Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Biotechnology (cont’d.)

Neurocrine Biosciences, Inc.*	1,100	$86,922
Tonix Pharmaceuticals Holding Corp.*	23,800	5,784
United Therapeutics Corp.*	1,030	207,926

		396,978

Building Products 1.8%

Carlisle Cos., Inc.	995	222,323
Insteel Industries, Inc.	200	7,566
Owens Corning	794	70,428
Trex Co., Inc.*	380	34,758

		335,075

Capital Markets 2.8%

Affiliated Managers Group, Inc.	380	55,560
Evercore, Inc. (Class A Stock)	377	47,057
Janus Henderson Group PLC	1,033	38,118
Jefferies Financial Group, Inc.	3,246	118,933
SEI Investments Co.	1,694	99,285
Stifel Financial Corp.	2,143	160,511

		519,464

Chemicals 2.6%

Cabot Corp.	1,566	86,114
CF Industries Holdings, Inc.	700	48,209
Chemours Co. (The)	1,563	51,126
Minerals Technologies, Inc.	400	27,988
Olin Corp.	3,540	179,372
Orion Engineered Carbons SA (Germany)	1,200	20,520
Westlake Chemical Corp.	848	83,655

		496,984

Commercial Services & Supplies 1.1%

Clean Harbors, Inc.*	1,523	140,954
Tetra Tech, Inc.	410	57,068

		198,022

Communications Equipment 0.4%

Ciena Corp.*	600	39,786

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Core Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Communications Equipment (cont’d.)

Digi International, Inc.*	300	$6,702
NetScout Systems, Inc.*	788	24,861

		71,349

Construction & Engineering 1.4%

AECOM	769	53,161
Comfort Systems USA, Inc.	100	8,978
Dycom Industries, Inc.*	200	16,858
EMCOR Group, Inc.	1,558	185,729

		264,726

Construction Materials 0.9%

Eagle Materials, Inc.	1,177	171,665

Consumer Finance 0.9%

Navient Corp.	800	13,944
PROG Holdings, Inc.*	200	7,962
SLM Corp.	7,504	137,623

		159,529

Containers & Packaging 0.7%

Greif, Inc. (Class A Stock)	1,846	109,209
Silgan Holdings, Inc.	500	22,390

		131,599

Diversified Consumer Services 0.7%

Grand Canyon Education, Inc.*	606	50,710
Service Corp. International	1,250	77,150

		127,860

Electric Utilities 1.3%

ALLETE, Inc.	1,000	63,830
Hawaiian Electric Industries, Inc.	2,500	106,250
OGE Energy Corp.	1,760	66,739

		236,819

See Notes to Financial Statements.

PGIM Day One Underlying Funds    87

PGIM Quant Solutions Mid-Cap Core Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Electrical Equipment 2.6%

Acuity Brands, Inc.	579	$110,896
Atkore, Inc.*	390	42,034
nVent Electric PLC	3,589	124,144
Regal Rexnord Corp.	1,340	212,363

		489,437

Electronic Equipment, Instruments & Components 3.5%

Arrow Electronics, Inc.*	708	87,792
Belden, Inc.	1,000	55,950
Jabil, Inc.	2,403	147,761
National Instruments Corp.	700	28,854
ScanSource, Inc.*	374	11,661
TD SYNNEX Corp.	1,566	163,757
Vishay Intertechnology, Inc.	2,333	48,316
Vontier Corp.	4,400	123,684

		667,775

Energy Equipment & Services 0.4%

ChampionX Corp.*	3,600	80,640

Entertainment 0.6%

Playtika Holding Corp.*	4,095	69,738
World Wrestling Entertainment, Inc. (Class A Stock)	694	34,658

		104,396

Equity Real Estate Investment Trusts (REITs) 8.9%

American Campus Communities, Inc.	2,000	104,520
Apartment Income REIT Corp.	3,117	164,640
Apple Hospitality REIT, Inc.	3,700	59,681
Camden Property Trust	910	145,682
Corporate Office Properties Trust	4,845	122,384
EPR Properties	2,200	96,734
Highwoods Properties, Inc.	2,659	114,656
Kilroy Realty Corp.	1,600	102,400
Kite Realty Group Trust	6,300	131,544
Lamar Advertising Co. (Class A Stock)	1,746	193,387
Medical Properties Trust, Inc.	725	16,501
National Retail Properties, Inc.	500	22,190
Park Hotels & Resorts, Inc.*	5,000	91,000

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Core Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)

Piedmont Office Realty Trust, Inc. (Class A Stock)	3,737	$66,369
PotlatchDeltic Corp.	1,868	100,480
Sabra Health Care REIT, Inc.	1,669	22,715
SL Green Realty Corp.	198	14,359
Spirit Realty Capital, Inc.	1,117	53,013
STORE Capital Corp.	1,900	60,249

		1,682,504

Food & Staples Retailing 0.4%

BJ’s Wholesale Club Holdings, Inc.*	1,100	67,617
Casey’s General Stores, Inc.	50	9,391

		77,008

Food Products 2.4%

Darling Ingredients, Inc.*	2,043	130,282
Flowers Foods, Inc.	200	5,626
Ingredion, Inc.	1,572	148,869
Pilgrim’s Pride Corp.*	1,390	38,878
Sanderson Farms, Inc.	680	125,120

		448,775

Gas Utilities 1.1%

National Fuel Gas Co.	300	18,219
UGI Corp.	4,282	194,189

		212,408

Health Care Equipment & Supplies 3.2%

DENTSPLY SIRONA, Inc.	2,100	112,182
Envista Holdings Corp.*	2,089	90,328
Globus Medical, Inc. (Class A Stock)*	1,674	111,706
Haemonetics Corp.*	1,900	91,865
ICU Medical, Inc.*	541	115,428
Integer Holdings Corp.*	275	21,563
Integra LifeSciences Holdings Corp.*	523	33,859
Masimo Corp.*	118	25,945
Merit Medical Systems, Inc.*	100	5,545

		608,421

See Notes to Financial Statements.

PGIM Day One Underlying Funds    89

PGIM Quant Solutions Mid-Cap Core Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Providers & Services 2.2%

Chemed Corp.	177	$82,997
Encompass Health Corp.	1,000	62,040
Molina Healthcare, Inc.*	912	264,918
Patterson Cos., Inc.	224	6,426

		416,381

Hotels, Restaurants & Leisure 3.3%

Boyd Gaming Corp.*	600	35,676
Century Casinos, Inc.*	2,894	28,795
Choice Hotels International, Inc.	920	131,928
Churchill Downs, Inc.	360	75,708
Hilton Grand Vacations, Inc.*	800	39,088
Hyatt Hotels Corp. (Class A Stock)*	330	30,231
Jack in the Box, Inc.	773	70,382
Planet Fitness, Inc. (Class A Stock)*	800	70,912
RCI Hospitality Holdings, Inc.	200	13,974
Texas Roadhouse, Inc.	799	68,227
Wendy’s Co. (The)	2,268	52,232

		617,153

Household Durables 1.7%

KB Home	300	12,675
Taylor Morrison Home Corp.*	600	18,414
Tempur Sealy International, Inc.	1,416	56,371
Toll Brothers, Inc.	2,796	164,880
Tri Pointe Homes, Inc.*	2,699	64,263

		316,603

Independent Power & Renewable Electricity Producers 0.2%

AES Corp. (The)	2,043	45,314

Insurance 4.4%

Alleghany Corp.*	50	33,200
American Financial Group, Inc.	1,371	178,614
First American Financial Corp.	1,296	96,565
Hanover Insurance Group, Inc. (The)	579	79,879
Kinsale Capital Group, Inc.	260	52,083
Old Republic International Corp.	7,622	195,352

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Core Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance (cont’d.)

Reinsurance Group of America, Inc.	1,538	$176,608
Selective Insurance Group, Inc.	100	7,890

		820,191

Interactive Media & Services 0.1%

Yelp, Inc.*	700	24,178

IT Services 2.4%

Concentrix Corp.	1,028	206,618
Evo Payments, Inc. (Class A Stock)*	1,000	24,120
ExlService Holdings, Inc.*	550	66,286
Genpact Ltd.	2,800	139,300
Kyndryl Holdings, Inc.*	800	13,504

		449,828

Leisure Products 0.5%

Brunswick Corp.	565	51,296
Smith & Wesson Brands, Inc.	2,700	46,116

		97,412

Life Sciences Tools & Services 1.9%

Bruker Corp.	2,074	138,128
Medpace Holdings, Inc.*	783	138,951
Syneos Health, Inc.*	923	83,587

		360,666

Machinery 5.1%

AGCO Corp.	391	45,825
Altra Industrial Motion Corp.	300	14,484
Crane Co.	1,580	163,546
Donaldson Co., Inc.	2,147	119,502
Flowserve Corp.	2,800	91,336
ITT, Inc.	304	27,944
Lincoln Electric Holdings, Inc.	698	89,232
Middleby Corp. (The)*	240	44,448
Mueller Industries, Inc.	100	5,166
Nordson Corp.	688	159,988
REV Group, Inc.	500	6,715

See Notes to Financial Statements.

PGIM Day One Underlying Funds    91

PGIM Quant Solutions Mid-Cap Core Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Machinery (cont’d.)

Standex International Corp.	140	$13,909
Terex Corp.	1,800	75,096
Toro Co. (The)	1,137	109,811

		967,002

Media 0.7%

TEGNA, Inc.	6,779	131,241

Metals & Mining 2.6%

Commercial Metals Co.	2,400	80,256
Reliance Steel & Aluminum Co.	1,344	205,471
Steel Dynamics, Inc.	3,799	210,920

		496,647

Mortgage Real Estate Investment Trusts (REITs) 0.1%

Granite Point Mortgage Trust, Inc.	2,085	25,229

Multiline Retail 0.4%

Franchise Group, Inc.	1,000	50,070
Macy’s, Inc.	700	17,920

		67,990

Multi-Utilities 1.1%

Black Hills Corp.	300	20,322
MDU Resources Group, Inc.	5,681	166,851
NorthWestern Corp.	472	27,433

		214,606

Oil, Gas & Consumable Fuels 1.8%

Equitrans Midstream Corp.	700	5,677
Murphy Oil Corp.	1,900	60,040
Targa Resources Corp.	4,195	247,841
World Fuel Services Corp.	629	17,744

		331,302

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Core Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Personal Products 0.7%

Coty, Inc. (Class A Stock)*	12,900	$109,392
Nu Skin Enterprises, Inc. (Class A Stock)	616	29,685

		139,077

Pharmaceuticals 0.2%

Perrigo Co. PLC	1,200	45,684

Professional Services 2.0%

ASGN, Inc.*	1,012	116,248
CACI International, Inc. (Class A Stock)*	100	24,746
Insperity, Inc.	234	25,162
Korn Ferry	700	46,466
ManpowerGroup, Inc.	1,241	130,144
Science Applications International Corp.	521	42,738

		385,504

Real Estate Management & Development 1.2%

Jones Lang LaSalle, Inc.*	899	225,460

Road & Rail 1.1%

AMERCO	60	36,537
Avis Budget Group, Inc.*	30	5,285
Ryder System, Inc.	200	14,638
Saia, Inc.*	70	19,900
XPO Logistics, Inc.*	2,000	132,340

		208,700

Semiconductors & Semiconductor Equipment 4.3%

Amkor Technology, Inc.	3,595	79,162
Cirrus Logic, Inc.*	1,470	131,477
Lattice Semiconductor Corp.*	900	49,698
MKS Instruments, Inc.	539	83,723
Power Integrations, Inc.	600	48,426
Semtech Corp.*	1,970	140,067
SiTime Corp.*	460	107,221
Synaptics, Inc.*	830	174,591

		814,365

See Notes to Financial Statements.

PGIM Day One Underlying Funds    93

PGIM Quant Solutions Mid-Cap Core Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Software 3.2%

ACI Worldwide, Inc.*	200	$6,874
Black Knight, Inc.*	700	52,220
Blackbaud, Inc.*	1,273	86,742
CDK Global, Inc.	2,018	86,713
CommVault Systems, Inc.*	750	50,595
Envestnet, Inc.*	400	29,576
Manhattan Associates, Inc.*	1,434	191,970
Paylocity Holding Corp.*	460	93,831

		598,521

Specialty Retail 3.8%

Asbury Automotive Group, Inc.*	680	109,460
AutoNation, Inc.*	1,545	168,405
Dick’s Sporting Goods, Inc.	690	79,626
Foot Locker, Inc.	3,417	152,671
Lithia Motors, Inc.	300	87,639
Penske Automotive Group, Inc.	80	8,130
Tilly’s, Inc. (Class A Stock)	600	7,908
Williams-Sonoma, Inc.	627	100,659

		714,498

Textiles, Apparel & Luxury Goods 2.0%

Capri Holdings Ltd.*	3,321	199,492
Carter’s, Inc.	130	12,106
Columbia Sportswear Co.	762	70,767
Crocs, Inc.*	273	28,015
Skechers USA, Inc. (Class A Stock)*	1,700	71,400

		381,780

Thrifts & Mortgage Finance 0.0%

PennyMac Financial Services, Inc.	100	6,270

Trading Companies & Distributors 1.2%

Rush Enterprises, Inc. (Class A Stock)	224	11,832
Titan Machinery, Inc.*	200	6,160

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Core Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Trading Companies & Distributors (cont’d.)

Univar Solutions, Inc.*	5,812	$154,018
Veritiv Corp.*	593	55,196

		227,206

TOTAL COMMON STOCKS (cost $15,564,275)		18,258,408

EXCHANGE-TRADED FUND 2.5%

iShares Core S&P Mid-Cap ETF (cost $372,550)	1,788	469,421

TOTAL LONG-TERM INVESTMENTS (cost $15,936,825)		18,727,829

SHORT-TERM INVESTMENT 0.8%

UNAFFILIATED FUND

Dreyfus Government Cash Management (Institutional Shares) (cost $143,692)	143,692	143,692

TOTAL INVESTMENTS 100.0% (cost $16,080,517)		18,871,521

Other assets in excess of liabilities 0.0%		8,627

NET ASSETS 100.0%		$18,880,148

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Day One Underlying Funds    95

PGIM Quant Solutions Mid-Cap Core Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

The following is a summary of the inputs used as of January 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$207,382	$—	$—
Air Freight & Logistics	22,716	—	—
Auto Components	171,156	—	—
Automobiles	145,669	—	—
Banks	1,101,243	—	—
Biotechnology	396,978	—	—
Building Products	335,075	—	—
Capital Markets	519,464	—	—
Chemicals	496,984	—	—
Commercial Services & Supplies	198,022	—	—
Communications Equipment	71,349	—	—
Construction & Engineering	264,726	—	—
Construction Materials	171,665	—	—
Consumer Finance	159,529	—	—
Containers & Packaging	131,599	—	—
Diversified Consumer Services	127,860	—	—
Electric Utilities	236,819	—	—
Electrical Equipment	489,437	—	—
Electronic Equipment, Instruments & Components	667,775	—	—
Energy Equipment & Services	80,640	—	—
Entertainment	104,396	—	—
Equity Real Estate Investment Trusts (REITs)	1,682,504	—	—
Food & Staples Retailing	77,008	—	—
Food Products	448,775	—	—
Gas Utilities	212,408	—	—
Health Care Equipment & Supplies	608,421	—	—
Health Care Providers & Services	416,381	—	—
Hotels, Restaurants & Leisure	617,153	—	—
Household Durables	316,603	—	—
Independent Power & Renewable Electricity Producers	45,314	—	—
Insurance	820,191	—	—
Interactive Media & Services	24,178	—	—
IT Services	449,828	—	—
Leisure Products	97,412	—	—
Life Sciences Tools & Services	360,666	—	—
Machinery	967,002	—	—
Media	131,241	—	—
Metals & Mining	496,647	—	—
Mortgage Real Estate Investment Trusts (REITs)	25,229	—	—
Multiline Retail	67,990	—	—
Multi-Utilities	214,606	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Core Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Oil, Gas & Consumable Fuels	$331,302	$—	$—
Personal Products	139,077	—	—
Pharmaceuticals	45,684	—	—
Professional Services	385,504	—	—
Real Estate Management & Development	225,460	—	—
Road & Rail	208,700	—	—
Semiconductors & Semiconductor Equipment	814,365	—	—
Software	598,521	—	—
Specialty Retail	714,498	—	—
Textiles, Apparel & Luxury Goods	381,780	—	—
Thrifts & Mortgage Finance	6,270	—	—
Trading Companies & Distributors	227,206	—	—
Exchange-Traded Fund	469,421	—	—
Short-Term Investment
Unaffiliated Fund	143,692	—	—

Total	$18,871,521	$—	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2022 were as follows:

Equity Real Estate Investment Trusts (REITs)	8.9%
Banks	5.8
Machinery	5.1
Insurance	4.4
Semiconductors & Semiconductor Equipment	4.3
Specialty Retail	3.8
Electronic Equipment, Instruments & Components	3.5
Hotels, Restaurants & Leisure	3.3
Health Care Equipment & Supplies	3.2
Software	3.2
Capital Markets	2.8
Chemicals	2.6
Metals & Mining	2.6
Electrical Equipment	2.6
Exchange-Traded Fund	2.5
IT Services	2.4
Food Products	2.4
Health Care Providers & Services	2.2

Biotechnology	2.1%
Professional Services	2.0
Textiles, Apparel & Luxury Goods	2.0
Life Sciences Tools & Services	1.9
Building Products	1.8
Oil, Gas & Consumable Fuels	1.8
Household Durables	1.7
Construction & Engineering	1.4
Electric Utilities	1.3
Trading Companies & Distributors	1.2
Real Estate Management & Development	1.2
Multi-Utilities	1.1
Gas Utilities	1.1
Road & Rail	1.1
Aerospace & Defense	1.1
Commercial Services & Supplies	1.1
Construction Materials	0.9
Auto Components	0.9

See Notes to Financial Statements.

PGIM Day One Underlying Funds    97

PGIM Quant Solutions Mid-Cap Core Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Industry Classification (continued):

Consumer Finance	0.9%
Automobiles	0.8
Unaffiliated Fund	0.8
Personal Products	0.7
Containers & Packaging	0.7
Media	0.7
Diversified Consumer Services	0.7
Entertainment	0.6
Leisure Products	0.5
Energy Equipment & Services	0.4
Food & Staples Retailing	0.4
Communications Equipment	0.4
Multiline Retail	0.4
Pharmaceuticals	0.2

Independent Power & Renewable Electricity Producers	0.2%
Mortgage Real Estate Investment Trusts (REITs)	0.1
Interactive Media & Services	0.1
Air Freight & Logistics	0.1
Thrifts & Mortgage Finance	0.0	*

	100.0
Other assets in excess of liabilities	0.0	*

	100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Core Fund

Statement of Assets & Liabilities  (unaudited)

as of January 31, 2022

Assets

Unaffiliated investments (cost $16,080,517)	$18,871,521
Receivable for investments sold	385,979
Receivable for Fund shares sold	95,849
Dividends receivable	4,934
Prepaid expenses	869

Total Assets	19,359,152

Liabilities

Payable for investments purchased	442,992
Accrued expenses and other liabilities	29,583
Payable for Fund shares purchased	3,334
Management fee payable	2,053
Trustees’ fees payable	900
Affiliated transfer agent fee payable	142

Total Liabilities	479,004

Net Assets	$18,880,148

Net assets were comprised of:
Paid-in capital	$15,030,501
Total distributable earnings (loss)	3,849,647

Net assets, January 31, 2022	$18,880,148

Class R6

Net asset value, offering price and redemption price per share, ($18,880,148 ÷ 1,700,292 shares of beneficial interest issued and outstanding)	$11.10

See Notes to Financial Statements.

PGIM Day One Underlying Funds    99

PGIM Quant Solutions Mid-Cap Core Fund

Statement of Operations  (unaudited)

Six Months Ended January 31, 2022

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $24 foreign withholding tax)	$175,098
Affiliated dividend income	53

Total income	175,151

Expenses
Management fee	53,296
Custodian and accounting fees	22,685
Audit fee	12,225
Legal fees and expenses	9,871
Trustees’ fees	4,977
Fund data services	3,036
Shareholders’ reports	2,787
Transfer agent’s fees and expenses (including affiliated expense of $295)	295
Registration fees	133
SEC registration fees	80
Miscellaneous	6,813

Total expenses	116,198

Less: Fee waiver and/or expense reimbursement	(30,334)

Net expenses	85,864

Net investment income (loss)	89,287

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions	2,809,021

2,809,021

Net change in unrealized appreciation (depreciation) on investments	(2,854,052)

Net gain (loss) on investment transactions	(45,031)

Net Increase (Decrease) In Net Assets Resulting From Operations	$44,256

See Notes to Financial Statements.

PGIM Quant Solutions Mid-Cap Core Fund

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended January 31, 2022	Year Ended July 31, 2021
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$89,287	$203,078
Net realized gain (loss) on investment transactions	2,809,021	5,896,902
Net change in unrealized appreciation (depreciation) on investments	(2,854,052)	4,461,420

Net increase (decrease) in net assets resulting from operations	44,256	10,561,400

Dividends and Distributions
Distributions from distributable earnings
Class R6	(4,709,837)	(184,245)

Fund share transactions
Net proceeds from shares sold	3,670,573	12,246,219
Net asset value of shares issued in reinvestment of dividends and distributions	4,709,837	184,245
Cost of shares purchased	(8,509,404)	(19,947,084)

Net increase (decrease) in net assets from Fund share transactions	(128,994)	(7,516,620)

Total increase (decrease)	(4,794,575)	2,860,535

Net Assets:

Beginning of period	23,674,723	20,814,188

End of period	$18,880,148	$23,674,723

See Notes to Financial Statements.

PGIM Day One Underlying Funds    101

PGIM Quant Solutions Mid-Cap Core Fund

Financial Highlights  (unaudited)

Class R6 Shares
	Six Months Ended January 31, 2022						November 17, 2016(a) through July 31, 2017
			Year Ended July 31,
			2021	2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.27		$9.72	$10.84	$12.08	$11.16	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.09	0.10	0.11	0.09	0.05
Net realized and unrealized gain (loss) on investment transactions	(0.08)		4.54	(1.10)	(0.67)	1.16	1.12
Total from investment operations	(0.02)		4.63	(1.00)	(0.56)	1.25	1.17
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.08)	(0.12)	(0.09)	(0.07)	(0.01)
Distributions from net realized gains	(3.02)		-	-	(0.59)	(0.26)	-
Total dividends and distributions	(3.15)		(0.08)	(0.12)	(0.68)	(0.33)	(0.01)
Net asset value, end of period	$11.10		$14.27	$9.72	$10.84	$12.08	$11.16
Total Return(c):	(0.73)%		47.88%	(9.42)%	(4.08)%	11.36%	11.72%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18,880		$23,675	$20,814	$15,360	$12,182	$8,426
Average net assets (000)	$21,145		$27,862	$16,827	$13,541	$10,251	$5,794
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.81%	(e)	0.85%	0.85%	0.85%	0.85%	0.97	%(e)
Expenses before waivers and/or expense reimbursement	1.09%	(e)	0.97%	1.32%	1.54%	1.80%	2.91	%(e)
Net investment income (loss)	0.84%	(e)	0.73%	1.02%	1.03%	0.78%	0.62	%(e)
Portfolio turnover rate(f)	61%		135%	140%	120%	113%	64%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited)

as of January 31, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 98.2%

COMMON STOCKS 94.7%

Aerospace & Defense 1.3%

AAR Corp.*	34	$1,369
Aerojet Rocketdyne Holdings, Inc.	98	3,782
AeroVironment, Inc.*	32	1,821
Axon Enterprise, Inc.*	91	12,734
Boeing Co. (The)*	734	146,976
Curtiss-Wright Corp.	56	7,436
General Dynamics Corp.	306	64,903
Hexcel Corp.*	124	6,469
Howmet Aerospace, Inc.	523	16,260
Huntington Ingalls Industries, Inc.	54	10,109
Kaman Corp.	35	1,399
L3Harris Technologies, Inc.	264	55,253
Lockheed Martin Corp.	329	128,024
Mercury Systems, Inc.*	70	3,984
Moog, Inc. (Class A Stock)	45	3,431
National Presto Industries, Inc.	6	493
Northrop Grumman Corp.	201	74,350
Park Aerospace Corp.	18	244
Raytheon Technologies Corp.	2,011	181,372
Textron, Inc.	298	20,282
TransDigm Group, Inc.*	69	42,517
Triumph Group, Inc.*	86	1,567
Woodward, Inc.	90	9,924

		794,699

Air Freight & Logistics 0.6%

Atlas Air Worldwide Holdings, Inc.*	34	2,731
C.H. Robinson Worldwide, Inc.	166	17,372
Expeditors International of Washington, Inc.	225	25,758
FedEx Corp.	318	78,183
Forward Air Corp.	39	4,146
GXO Logistics, Inc.*	135	10,963
Hub Group, Inc. (Class A Stock)*	51	3,862
United Parcel Service, Inc. (Class B Stock)	971	196,346

		339,361

Airlines 0.2%

Alaska Air Group, Inc.*	163	8,923
Allegiant Travel Co.*	20	3,573
American Airlines Group, Inc.*	862	14,197

See Notes to Financial Statements.

PGIM Day One Underlying Funds    103

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Airlines (cont’d.)

Delta Air Lines, Inc.*	850	$33,737
Hawaiian Holdings, Inc.*	54	923
JetBlue Airways Corp.*	424	6,203
SkyWest, Inc.*	68	2,594
Southwest Airlines Co.*	788	35,271
United Airlines Holdings, Inc.*	432	18,524

		123,945

Auto Components 0.2%

Adient PLC*	122	5,120
American Axle & Manufacturing Holdings, Inc.*	85	692
Aptiv PLC*	360	49,169
BorgWarner, Inc.	322	14,120
Cooper-Standard Holdings, Inc.*	22	453
Dana, Inc.	186	4,029
Dorman Products, Inc.*	44	4,120
Fox Factory Holding Corp.*	57	7,585
Gentex Corp.	318	9,985
Gentherm, Inc.*	47	4,107
Goodyear Tire & Rubber Co. (The)*	388	8,043
LCI Industries	42	5,173
Lear Corp.	83	13,888
Motorcar Parts of America, Inc.*	15	248
Patrick Industries, Inc.	31	1,997
Standard Motor Products, Inc.	20	957
Visteon Corp.*	36	3,654

		133,340

Automobiles 2.1%

Ford Motor Co.	5,269	106,961
General Motors Co.*	1,952	102,929
Harley-Davidson, Inc.	214	7,398
Tesla, Inc.*	1,094	1,024,772
Thor Industries, Inc.	78	7,378
Winnebago Industries, Inc.	47	3,032

		1,252,470

Banks 4.3%

Allegiance Bancshares, Inc.	23	1,013

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)

Ameris Bancorp	95	$4,684
Associated Banc-Corp.	193	4,613
Banc of California, Inc.	83	1,604
BancFirst Corp.	20	1,499
Bancorp, Inc. (The)*	80	2,386
Bank of America Corp.	9,668	446,082
Bank of Hawaii Corp.	52	4,476
Bank OZK	173	8,105
BankUnited, Inc.	119	4,968
Banner Corp.	42	2,609
Berkshire Hills Bancorp, Inc.	67	1,983
Brookline Bancorp, Inc.	106	1,813
Cadence Bank	254	7,917
Cathay General Bancorp	101	4,561
Central Pacific Financial Corp.	40	1,164
Citigroup, Inc.	2,668	173,740
Citizens Financial Group, Inc.	569	29,286
City Holding Co.	16	1,283
Columbia Banking System, Inc.	102	3,547
Comerica, Inc.	175	16,236
Commerce Bancshares, Inc.	150	10,336
Community Bank System, Inc.	66	4,714
Cullen/Frost Bankers, Inc.	70	9,871
Customers Bancorp, Inc.*	40	2,332
CVB Financial Corp.	148	3,260
Dime Community Bancshares, Inc.	48	1,678
Eagle Bancorp, Inc.	39	2,339
East West Bancorp, Inc.	192	16,577
FB Financial Corp.	45	2,003
Fifth Third Bancorp	911	40,658
First Bancorp	36	1,581
First BanCorp. (Puerto Rico)	265	3,856
First Commonwealth Financial Corp.	129	2,136
First Financial Bancorp	127	3,202
First Financial Bankshares, Inc.	164	7,706
First Hawaiian, Inc.	163	4,621
First Horizon Corp.	728	12,456
First Midwest Bancorp, Inc.	152	3,157
First Republic Bank	234	40,620
FNB Corp.	444	5,736
Fulton Financial Corp.	200	3,590
Glacier Bancorp, Inc.	149	7,738

See Notes to Financial Statements.

PGIM Day One Underlying Funds    105

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)

Hancock Whitney Corp.	118	$6,221
Hanmi Financial Corp.	40	1,075
Heritage Financial Corp.	27	655
Hilltop Holdings, Inc.	78	2,576
Home BancShares, Inc.	194	4,571
HomeStreet, Inc.	23	1,121
Hope Bancorp, Inc.	126	2,111
Huntington Bancshares, Inc.	1,946	29,307
Independent Bank Corp.	71	5,989
Independent Bank Group, Inc.	54	4,100
International Bancshares Corp.	75	3,152
Investors Bancorp, Inc.	295	4,814
JPMorgan Chase & Co.	3,968	589,645
KeyCorp	1,245	31,200
Lakeland Financial Corp.	40	3,197
M&T Bank Corp.	176	29,811
Meta Financial Group, Inc.	48	2,854
National Bank Holdings Corp. (Class A Stock)	41	1,861
NBT Bancorp, Inc.	69	2,669
Northwest Bancshares, Inc.	133	1,877
OFG Bancorp (Puerto Rico)	75	2,075
Old National Bancorp	202	3,703
Pacific Premier Bancorp, Inc.	130	4,973
PacWest Bancorp	168	7,800
Park National Corp.	23	3,116
People’s United Financial, Inc.	590	11,434
Pinnacle Financial Partners, Inc.	103	9,961
PNC Financial Services Group, Inc. (The)	562	115,766
Preferred Bank	15	1,171
Prosperity Bancshares, Inc.	121	8,863
Regions Financial Corp.	1,267	29,065
Renasant Corp.	82	3,016
S&T Bancorp, Inc.	43	1,325
Seacoast Banking Corp. of Florida	78	2,847
ServisFirst Bancshares, Inc.	68	5,771
Signature Bank	90	27,417
Simmons First National Corp. (Class A Stock)	137	3,918
Southside Bancshares, Inc.	52	2,179
Sterling Bancorp	272	7,151
SVB Financial Group*	85	49,631
Synovus Financial Corp.	191	9,504
Texas Capital Bancshares, Inc.*	73	4,577

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)

Tompkins Financial Corp.	15	$1,193
Triumph Bancorp, Inc.*	31	2,712
Truist Financial Corp.	1,792	112,573
Trustmark Corp.	83	2,704
U.S. Bancorp	1,812	105,440
UMB Financial Corp.	57	5,612
Umpqua Holdings Corp.	287	5,820
United Bankshares, Inc.	185	6,536
United Community Banks, Inc.	124	4,388
Valley National Bancorp	537	7,475
Veritex Holdings, Inc.	54	2,168
Webster Financial Corp.	121	6,878
Wells Fargo & Co.	5,352	287,938
Westamerica BanCorp	34	1,975
Wintrust Financial Corp.	70	6,865
Zions Bancorp NA	200	13,564

		2,531,646

Beverages 1.3%

Boston Beer Co., Inc. (The) (Class A Stock)*	17	7,154
Brown-Forman Corp. (Class B Stock)	246	16,588
Celsius Holdings, Inc.*	59	2,816
Coca-Cola Co. (The)	5,219	318,411
Coca-Cola Consolidated, Inc.	9	5,157
Constellation Brands, Inc. (Class A Stock)	222	52,780
MGP Ingredients, Inc.	13	984
Molson Coors Beverage Co. (Class B Stock)	251	11,963
Monster Beverage Corp.*	501	43,447
National Beverage Corp.	31	1,385
PepsiCo, Inc.	1,843	319,797

		780,482

Biotechnology 1.7%

AbbVie, Inc.	2,373	324,840
Amgen, Inc.	749	170,128
Anika Therapeutics, Inc.*	17	541
Arrowhead Pharmaceuticals, Inc.*	142	7,492
Avid Bioservices, Inc.*	80	1,510
Biogen, Inc.*	191	43,166
Coherus Biosciences, Inc.*	77	952

See Notes to Financial Statements.

PGIM Day One Underlying Funds    107

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Biotechnology (cont’d.)

Cytokinetics, Inc.*	103	$3,419
Eagle Pharmaceuticals, Inc.*	14	643
Emergent BioSolutions, Inc.*	62	2,902
Enanta Pharmaceuticals, Inc.*	20	1,188
Exelixis, Inc.*	412	7,457
Gilead Sciences, Inc.	1,687	115,863
Halozyme Therapeutics, Inc.*	178	6,161
Incyte Corp.*	254	18,880
iTeos Therapeutics, Inc.*	20	732
Ligand Pharmaceuticals, Inc.*	22	2,742
Moderna, Inc.*	465	78,738
Myriad Genetics, Inc.*	91	2,392
Neurocrine Biosciences, Inc.*	129	10,194
Organogenesis Holdings, Inc.*	85	654
Regeneron Pharmaceuticals, Inc.*	143	87,028
REGENXBIO, Inc.*	46	1,214
Spectrum Pharmaceuticals, Inc.*	73	51
uniQure NV (Netherlands)*	45	812
United Therapeutics Corp.*	62	12,516
Vanda Pharmaceuticals, Inc.*	54	819
Vericel Corp.*	57	2,028
Vertex Pharmaceuticals, Inc.*	345	83,852
Xencor, Inc.*	88	3,024

		991,938

Building Products 0.6%

A.O. Smith Corp.	179	13,679
AAON, Inc.	64	4,112
Allegion PLC	121	14,850
American Woodmark Corp.*	31	1,858
Apogee Enterprises, Inc.	28	1,250
Builders FirstSource, Inc.*	260	17,677
Carlisle Cos., Inc.	74	16,535
Carrier Global Corp.	1,153	54,975
Fortune Brands Home & Security, Inc.	181	17,045
Gibraltar Industries, Inc.*	46	2,521
Griffon Corp.	68	1,523
Insteel Industries, Inc.	29	1,097
Johnson Controls International PLC	956	69,473
Lennox International, Inc.	49	13,897
Masco Corp.	330	20,899

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Building Products (cont’d.)

Owens Corning	140	$12,418
PGT Innovations, Inc.*	83	1,576
Quanex Building Products Corp.	23	501
Resideo Technologies, Inc.*	190	4,708
Simpson Manufacturing Co., Inc.	57	6,429
Trane Technologies PLC	316	54,700
Trex Co., Inc.*	149	13,629
UFP Industries, Inc.	78	6,229

		351,581

Capital Markets 2.7%

Affiliated Managers Group, Inc.	57	8,334
Ameriprise Financial, Inc.	158	48,081
B. Riley Financial, Inc.	31	1,909
Bank of New York Mellon Corp. (The)	1,011	59,912
BlackRock, Inc.	188	154,713
Blucora, Inc.*	46	746
Brightsphere Investment Group, Inc.	32	691
Cboe Global Markets, Inc.	145	17,187
Charles Schwab Corp. (The)	2,021	177,242
CME Group, Inc.	479	109,931
Donnelley Financial Solutions, Inc.*	45	1,675
Evercore, Inc. (Class A Stock)	59	7,364
FactSet Research Systems, Inc.	52	21,938
Federated Hermes, Inc.	124	4,106
Franklin Resources, Inc.	390	12,468
Goldman Sachs Group, Inc. (The)	461	163,507
Greenhill & Co., Inc.	15	250
Interactive Brokers Group, Inc. (Class A Stock)	113	7,705
Intercontinental Exchange, Inc.	752	95,248
Invesco Ltd.	458	10,378
Janus Henderson Group PLC	224	8,266
Jefferies Financial Group, Inc.	256	9,380
MarketAxess Holdings, Inc.	46	15,846
Moody’s Corp.	217	74,431
Morgan Stanley	1,927	197,595
MSCI, Inc.	117	62,726
Nasdaq, Inc.	149	26,702
Northern Trust Corp.	274	31,959
Piper Sandler Cos.	20	3,084
Raymond James Financial, Inc.	247	26,150

See Notes to Financial Statements.

PGIM Day One Underlying Funds    109

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Capital Markets (cont’d.)

S&P Global, Inc.	331	$137,438
SEI Investments Co.	153	8,967
State Street Corp.	484	45,738
Stifel Financial Corp.	139	10,411
StoneX Group, Inc.*	19	1,247
T. Rowe Price Group, Inc.	301	46,483
Virtus Investment Partners, Inc.	10	2,617
WisdomTree Investments, Inc.	69	387

		1,612,812

Chemicals 1.7%

AdvanSix, Inc.	44	1,852
Air Products & Chemicals, Inc.	293	82,661
Albemarle Corp.	161	35,539
American Vanguard Corp.	23	349
Ashland Global Holdings, Inc.	76	7,299
Avient Corp.	127	6,321
Balchem Corp.	44	6,465
Cabot Corp.	80	4,399
Celanese Corp.	138	21,488
CF Industries Holdings, Inc.	285	19,628
Chemours Co. (The)	203	6,640
Corteva, Inc.	971	46,686
Dow, Inc.	986	58,894
DuPont de Nemours, Inc.	688	52,701
Eastman Chemical Co.	184	21,883
Ecolab, Inc.	328	62,140
Ferro Corp.*	87	1,897
FMC Corp.	173	19,094
FutureFuel Corp.	23	179
GCP Applied Technologies, Inc.*	62	1,978
Hawkins, Inc.	15	560
HB Fuller Co.	70	5,024
Ingevity Corp.*	56	3,691
Innospec, Inc.	33	3,068
International Flavors & Fragrances, Inc.	332	43,797
Koppers Holdings, Inc.*	15	448
Kraton Corp.*	40	1,855
Linde PLC (United Kingdom)	691	220,208
Livent Corp.*	192	4,418
LyondellBasell Industries NV (Class A Stock)	350	33,855

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Chemicals (cont’d.)

Minerals Technologies, Inc.	50	$3,498
Mosaic Co. (The)	493	19,695
NewMarket Corp.	10	3,381
Olin Corp.	186	9,425
PPG Industries, Inc.	314	49,047
Quaker Chemical Corp.	18	3,765
Rayonier Advanced Materials, Inc.*	46	287
RPM International, Inc.	176	15,595
Scotts Miracle-Gro Co. (The)	54	8,165
Sensient Technologies Corp.	62	5,254
Sherwin-Williams Co. (The)	327	93,689
Stepan Co.	27	2,974
Tredegar Corp.	15	176
Trinseo PLC	49	2,623
Valvoline, Inc.	254	8,367

		1,000,958

Commercial Services & Supplies 0.5%

ABM Industries, Inc.	91	3,794
Brady Corp. (Class A Stock)	65	3,375
Brink’s Co. (The)	62	4,326
Cintas Corp.	121	47,375
Clean Harbors, Inc.*	74	6,849
Copart, Inc.*	280	36,190
CoreCivic, Inc.*	103	1,041
Deluxe Corp.	54	1,625
GEO Group, Inc. (The), REIT*	120	808
Harsco Corp.*	74	1,162
Healthcare Services Group, Inc.	88	1,601
HNI Corp.	52	2,181
IAA, Inc.*	179	8,221
Interface, Inc.	46	610
KAR Auction Services, Inc.*	162	2,304
Matthews International Corp. (Class A Stock)	31	1,089
MillerKnoll, Inc.	105	4,055
MSA Safety, Inc.	49	6,733
Pitney Bowes, Inc.	172	1,059
Republic Services, Inc.	278	35,489
Rollins, Inc.	315	9,718
Stericycle, Inc.*	121	7,107
Tetra Tech, Inc.	73	10,161

See Notes to Financial Statements.

PGIM Day One Underlying Funds    111

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d.)

UniFirst Corp.	21	$3,992
US Ecology, Inc.*	24	686
Viad Corp.*	23	866
Waste Management, Inc.	511	76,875

		279,292

Communications Equipment 0.8%

ADTRAN, Inc.	35	672
Arista Networks, Inc.*	303	37,666
CalAmp Corp.*	23	137
Calix, Inc.*	70	3,520
Ciena Corp.*	207	13,726
Cisco Systems, Inc.	5,663	315,259
Comtech Telecommunications Corp.	25	508
Digi International, Inc.*	23	514
Extreme Networks, Inc.*	173	2,195
F5, Inc.*	76	15,779
Harmonic, Inc.*	139	1,496
Juniper Networks, Inc.	433	15,077
Lumentum Holdings, Inc.*	101	10,249
Motorola Solutions, Inc.	223	51,723
NETGEAR, Inc.*	39	1,079
NetScout Systems, Inc.*	83	2,619
Plantronics, Inc.*	41	1,093
Viasat, Inc.*	104	4,578
Viavi Solutions, Inc.*	303	4,987

		482,877

Construction & Engineering 0.1%

AECOM	195	13,480
Arcosa, Inc.	67	3,126
Comfort Systems USA, Inc.	52	4,669
Dycom Industries, Inc.*	45	3,793
EMCOR Group, Inc.	73	8,702
Fluor Corp.*	198	4,166
Granite Construction, Inc.	47	1,691
MasTec, Inc.*	75	6,460
MYR Group, Inc.*	24	2,257
NV5 Global, Inc.*	20	2,092

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Construction & Engineering (cont’d.)

Quanta Services, Inc.	189	$19,414
Valmont Industries, Inc.	30	6,517

		76,367

Construction Materials 0.1%

Eagle Materials, Inc.	62	9,043
Martin Marietta Materials, Inc.	88	34,242
Vulcan Materials Co.	173	32,924

		76,209

Consumer Finance 0.6%

American Express Co.	835	150,150
Capital One Financial Corp.	565	82,902
Discover Financial Services	395	45,721
Encore Capital Group, Inc.*	29	1,870
Enova International, Inc.*	39	1,571
EZCORP, Inc. (Class A Stock)*	31	185
FirstCash Holdings, Inc.	53	3,694
Green Dot Corp. (Class A Stock)*	65	2,061
LendingTree, Inc.*	14	1,706
Navient Corp.	204	3,556
PRA Group, Inc.*	62	2,883
PROG Holdings, Inc.*	91	3,623
SLM Corp.	400	7,336
Synchrony Financial	728	31,006
World Acceptance Corp.*	8	1,512

		339,776

Containers & Packaging 0.3%

Amcor PLC	2,072	24,885
AptarGroup, Inc.	88	10,322
Avery Dennison Corp.	114	23,418
Ball Corp.	435	42,239
Greif, Inc. (Class A Stock)	34	2,011
International Paper Co.	519	25,042
Myers Industries, Inc.	27	488
O-I Glass, Inc.*	192	2,556
Packaging Corp. of America	123	18,527
Sealed Air Corp.	199	13,516

See Notes to Financial Statements.

PGIM Day One Underlying Funds    113

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Containers & Packaging (cont’d.)

Silgan Holdings, Inc.	113	$5,060
Sonoco Products Co.	122	6,910
Westrock Co.	357	16,479

		191,453

Distributors 0.1%

Genuine Parts Co.	188	25,047
LKQ Corp.	360	19,761
Pool Corp.	56	26,670

		71,478

Diversified Consumer Services 0.1%

Adtalem Global Education, Inc.*	74	2,177
American Public Education, Inc.*	15	321
Graham Holdings Co. (Class B Stock)	9	5,356
Grand Canyon Education, Inc.*	52	4,351
H&R Block, Inc.	213	4,869
Perdoceo Education Corp.*	69	761
Service Corp. International	213	13,146
Strategic Education, Inc.	38	2,267
WW International, Inc.*	54	681

		33,929

Diversified Financial Services 1.3%

Berkshire Hathaway, Inc. (Class B Stock)*	2,460	770,029
Voya Financial, Inc.	150	10,194

		780,223

Diversified Telecommunication Services 1.0%

AT&T, Inc.	9,586	244,443
ATN International, Inc.	15	595
Cogent Communications Holdings, Inc.	54	3,435
Consolidated Communications Holdings, Inc.*	46	331
Iridium Communications, Inc.*	178	6,387
Lumen Technologies, Inc.	1,231	15,215
Verizon Communications, Inc.	5,562	296,065

		566,471

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Electric Utilities 1.5%

ALLETE, Inc.	67	$4,277
Alliant Energy Corp.	334	19,993
American Electric Power Co., Inc.	678	61,291
Duke Energy Corp.	1,037	108,947
Edison International	510	32,023
Entergy Corp.	267	29,843
Evergy, Inc.	302	19,618
Eversource Energy	455	40,718
Exelon Corp.	1,314	76,146
FirstEnergy Corp.	723	30,337
Hawaiian Electric Industries, Inc.	140	5,950
IDACORP, Inc.	68	7,495
NextEra Energy, Inc.	2,637	206,003
NRG Energy, Inc.	326	13,017
OGE Energy Corp.	256	9,708
Pinnacle West Capital Corp.	152	10,581
PNM Resources, Inc.	119	5,332
PPL Corp.	1,031	30,600
Southern Co. (The)	1,409	97,911
Xcel Energy, Inc.	715	49,807

		859,597

Electrical Equipment 0.6%

Acuity Brands, Inc.	52	9,959
AMETEK, Inc.	308	42,125
AZZ, Inc.	34	1,618
Eaton Corp. PLC	527	83,493
Emerson Electric Co.	798	73,376
Encore Wire Corp.	32	3,606
EnerSys	63	4,721
Generac Holdings, Inc.*	78	22,026
Hubbell, Inc.	77	14,421
nVent Electric PLC	232	8,025
Powell Industries, Inc.	8	239
Regal Rexnord Corp.	84	13,312
Rockwell Automation, Inc.	161	46,564
Sunrun, Inc.*	282	7,312
Vicor Corp.*	29	2,736

		333,533

See Notes to Financial Statements.

PGIM Day One Underlying Funds    115

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components 0.8%

Advanced Energy Industries, Inc.	56	$4,826
Amphenol Corp. (Class A Stock)	796	63,354
Arlo Technologies, Inc.*	76	660
Arrow Electronics, Inc.*	86	10,664
Avnet, Inc.	120	4,843
Badger Meter, Inc.	46	4,654
Belden, Inc.	52	2,909
Benchmark Electronics, Inc.	39	941
CDW Corp.	174	32,895
Cognex Corp.	236	15,685
Coherent, Inc.*	36	9,305
Corning, Inc.	1,023	43,007
CTS Corp.	31	1,040
ePlus, Inc.*	36	1,655
Fabrinet (Thailand)*	54	6,111
FARO Technologies, Inc.*	31	1,684
II-VI, Inc.*	140	8,876
Insight Enterprises, Inc.*	54	5,084
IPG Photonics Corp.*	48	7,415
Itron, Inc.*	65	4,030
Jabil, Inc.	184	11,314
Keysight Technologies, Inc.*	245	41,361
Knowles Corp.*	100	2,121
Littelfuse, Inc.	27	7,289
Methode Electronics, Inc.	51	2,246
National Instruments Corp.	171	7,049
OSI Systems, Inc.*	25	2,073
PC Connection, Inc.	15	650
Plexus Corp.*	44	3,411
Rogers Corp.*	27	7,370
Sanmina Corp.*	86	3,253
ScanSource, Inc.*	31	967
TD SYNNEX Corp.	60	6,274
TE Connectivity Ltd.	436	62,352
Teledyne Technologies, Inc.*	66	27,814
Trimble, Inc.*	339	24,462
TTM Technologies, Inc.*	116	1,561
Vishay Intertechnology, Inc.	166	3,438
Vontier Corp.	212	5,959
Zebra Technologies Corp. (Class A Stock)*	76	38,693

		489,295

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Energy Equipment & Services 0.3%

Archrock, Inc.	178	$1,502
Baker Hughes Co.	1,161	31,858
Bristow Group, Inc.*	38	1,248
ChampionX Corp.*	276	6,182
Core Laboratories NV	55	1,467
DMC Global, Inc.*	24	968
Dril-Quip, Inc.*	39	986
Halliburton Co.	1,184	36,396
Helix Energy Solutions Group, Inc.*	108	381
Helmerich & Payne, Inc.	142	4,075
Nabors Industries Ltd.*	14	1,449
NOV, Inc.	519	8,522
Oceaneering International, Inc.*	93	1,212
Oil States International, Inc.*	54	339
Patterson-UTI Energy, Inc.	286	2,849
ProPetro Holding Corp.*	66	694
RPC, Inc.*	69	408
Schlumberger NV	1,865	72,866
US Silica Holdings, Inc.*	62	592

		173,994

Entertainment 1.3%

Activision Blizzard, Inc.	1,050	82,960
Cinemark Holdings, Inc.*	126	1,903
Electronic Arts, Inc.	378	50,145
Live Nation Entertainment, Inc.*	179	19,602
Marcus Corp. (The)*	15	253
Netflix, Inc.*	602	257,138
Take-Two Interactive Software, Inc.*	158	25,808
Walt Disney Co. (The)*	2,443	349,276
World Wrestling Entertainment, Inc. (Class A Stock)	65	3,246

		790,331

Equity Real Estate Investment Trusts (REITs) 2.9%

Acadia Realty Trust	95	1,880
Agree Realty Corp.	101	6,603
Alexander & Baldwin, Inc.	98	2,249
Alexandria Real Estate Equities, Inc.	182	35,461
American Assets Trust, Inc.	74	2,662
American Campus Communities, Inc.	196	10,243

See Notes to Financial Statements.

PGIM Day One Underlying Funds    117

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)

American Tower Corp.	606	$152,409
Apartment Income REIT Corp.	201	10,617
Armada Hoffler Properties, Inc.	82	1,150
AvalonBay Communities, Inc.	183	44,694
Boston Properties, Inc.	185	20,735
Brandywine Realty Trust	231	2,971
Brixmor Property Group, Inc.	391	9,916
Camden Property Trust	142	22,733
CareTrust REIT, Inc.	109	2,312
Centerspace	15	1,431
Chatham Lodging Trust*	69	916
Community Healthcare Trust, Inc.	41	1,859
Corporate Office Properties Trust	150	3,789
Cousins Properties, Inc.	203	7,828
Crown Castle International Corp.	575	104,943
CyrusOne, Inc.	166	14,915
DiamondRock Hospitality Co.*	284	2,655
Digital Realty Trust, Inc.	373	55,663
Diversified Healthcare Trust	239	729
Douglas Emmett, Inc.	240	7,493
Duke Realty Corp.	505	29,179
Easterly Government Properties, Inc.	115	2,412
EastGroup Properties, Inc.	56	11,195
EPR Properties	91	4,001
Equinix, Inc.	123	89,163
Equity Residential	459	40,727
Essential Properties Realty Trust, Inc.	145	3,850
Essex Property Trust, Inc.	90	29,925
Extra Space Storage, Inc.	176	34,881
Federal Realty Investment Trust	96	12,239
First Industrial Realty Trust, Inc.	173	10,515
Four Corners Property Trust, Inc.	86	2,328
Franklin Street Properties Corp.	131	727
Getty Realty Corp.	42	1,246
Global Net Lease, Inc.	142	2,036
Healthcare Realty Trust, Inc.	182	5,646
Healthpeak Properties, Inc.	720	25,466
Hersha Hospitality Trust*	15	135
Highwoods Properties, Inc.	145	6,252
Host Hotels & Resorts, Inc.*	949	16,456
Hudson Pacific Properties, Inc.	199	4,702
Independence Realty Trust, Inc.	143	3,288

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)

Industrial Logistics Properties Trust	77	$1,766
Innovative Industrial Properties, Inc.	36	7,135
Iron Mountain, Inc.	386	17,725
iStar, Inc.	93	1,997
JBG SMITH Properties	159	4,357
Kilroy Realty Corp.	140	8,960
Kimco Realty Corp.	800	19,408
Kite Realty Group Trust	304	6,348
Lamar Advertising Co. (Class A Stock)	119	13,180
Life Storage, Inc.	112	15,114
LTC Properties, Inc.	46	1,659
LXP Industrial Trust	352	5,241
Macerich Co. (The)	289	4,780
Medical Properties Trust, Inc.	789	17,958
Mid-America Apartment Communities, Inc.	151	31,209
National Retail Properties, Inc.	234	10,385
National Storage Affiliates Trust	103	6,341
NexPoint Residential Trust, Inc.	31	2,458
Office Properties Income Trust	49	1,249
Omega Healthcare Investors, Inc.	310	9,759
Orion Office REIT, Inc.*	73	1,215
Park Hotels & Resorts, Inc.*	315	5,733
Pebblebrook Hotel Trust	163	3,529
Physicians Realty Trust	279	5,095
PotlatchDeltic Corp.	93	5,002
Prologis, Inc.	985	154,468
PS Business Parks, Inc.	33	5,510
Public Storage	210	75,291
Rayonier, Inc.	183	6,687
Realty Income Corp.	752	52,196
Regency Centers Corp.	211	15,139
Retail Opportunity Investments Corp.	133	2,464
Rexford Industrial Realty, Inc.	203	14,854
RPT Realty	112	1,413
Sabra Health Care REIT, Inc.	279	3,797
Safehold, Inc.	21	1,300
Saul Centers, Inc.	8	395
SBA Communications Corp.	141	45,887
Service Properties Trust	190	1,624
Simon Property Group, Inc.	436	64,179
SITE Centers Corp.	223	3,303
SL Green Realty Corp.	92	6,672

See Notes to Financial Statements.

PGIM Day One Underlying Funds    119

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)

Spirit Realty Capital, Inc.	175	$8,305
STORE Capital Corp.	325	10,306
Summit Hotel Properties, Inc.*	143	1,347
Tanger Factory Outlet Centers, Inc.	115	1,956
UDR, Inc.	392	22,281
Uniti Group, Inc.	309	3,727
Universal Health Realty Income Trust	20	1,166
Urban Edge Properties	131	2,389
Urstadt Biddle Properties, Inc. (Class A Stock)	15	295
Ventas, Inc.	532	28,207
Veris Residential, Inc.*	100	1,650
Vornado Realty Trust	225	9,227
Washington Real Estate Investment Trust	100	2,462
Welltower, Inc.	578	50,072
Weyerhaeuser Co.	998	40,349
Whitestone REIT	23	235
Xenia Hotels & Resorts, Inc.*	125	2,167

		1,714,148

Food & Staples Retailing 1.3%

Andersons, Inc. (The)	45	1,715
BJ’s Wholesale Club Holdings, Inc.*	176	10,819
Casey’s General Stores, Inc.	52	9,766
Chefs’ Warehouse, Inc. (The)*	53	1,582
Costco Wholesale Corp.	588	297,016
Grocery Outlet Holding Corp.*	109	2,766
Kroger Co. (The)	902	39,318
Performance Food Group Co.*	207	8,733
PriceSmart, Inc.	31	2,214
SpartanNash Co.	50	1,229
Sprouts Farmers Market, Inc.*	145	3,935
Sysco Corp.	683	53,376
United Natural Foods, Inc.*	83	3,219
Walgreens Boots Alliance, Inc.	957	47,620
Walmart, Inc.	1,911	267,177

		750,485

Food Products 1.0%

Archer-Daniels-Midland Co.	746	55,950
B&G Foods, Inc.	90	2,799

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Food Products (cont’d.)

Calavo Growers, Inc.	23	$953
Cal-Maine Foods, Inc.	41	1,599
Campbell Soup Co.	272	12,001
Conagra Brands, Inc.	642	22,316
Darling Ingredients, Inc.*	220	14,029
Flowers Foods, Inc.	258	7,258
Fresh Del Monte Produce, Inc.	39	1,085
General Mills, Inc.	806	55,356
Hain Celestial Group, Inc. (The)*	113	4,128
Hershey Co. (The)	191	37,640
Hormel Foods Corp.	378	17,944
Hostess Brands, Inc.*	200	4,104
Ingredion, Inc.	89	8,428
J & J Snack Foods Corp.	21	3,186
J.M. Smucker Co. (The)	149	20,946
John B. Sanfilippo & Son, Inc.	13	1,028
Kellogg Co.	339	21,357
Kraft Heinz Co. (The)	946	33,867
Lamb Weston Holdings, Inc.	197	12,649
Lancaster Colony Corp.	30	4,763
McCormick & Co., Inc.	337	33,805
Mondelez International, Inc. (Class A Stock)	1,876	125,748
Pilgrim’s Pride Corp.*	62	1,734
Post Holdings, Inc.*	78	8,254
Sanderson Farms, Inc.	37	6,808
Seneca Foods Corp. (Class A Stock)*	12	561
Simply Good Foods Co. (The)*	109	3,840
Tootsie Roll Industries, Inc.	15	509
TreeHouse Foods, Inc.*	74	2,866
Tyson Foods, Inc. (Class A Stock)	393	35,720

		563,231

Gas Utilities 0.1%

Atmos Energy Corp.	178	19,085
Chesapeake Utilities Corp.	29	3,950
National Fuel Gas Co.	119	7,227
New Jersey Resources Corp.	142	5,710
Northwest Natural Holding Co.	43	2,035
ONE Gas, Inc.	67	5,219
South Jersey Industries, Inc.	127	3,177
Southwest Gas Holdings, Inc.	82	5,591

See Notes to Financial Statements.

PGIM Day One Underlying Funds    121

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Gas Utilities (cont’d.)

Spire, Inc.	74	$4,878
UGI Corp.	279	12,653

		69,525

Health Care Equipment & Supplies 2.7%

Abbott Laboratories	2,374	302,590
ABIOMED, Inc.*	64	18,936
Align Technology, Inc.*	105	51,971
AngioDynamics, Inc.*	53	1,146
Artivion, Inc.*	23	409
Avanos Medical, Inc.*	62	1,876
Baxter International, Inc.	666	56,903
Becton, Dickinson & Co.	380	96,573
BioLife Solutions, Inc.*	40	1,194
Boston Scientific Corp.*	1,914	82,111
Cardiovascular Systems, Inc.*	44	773
CONMED Corp.	44	6,054
Cooper Cos., Inc. (The)	70	27,881
Cutera, Inc.*	18	655
DENTSPLY SIRONA, Inc.	293	15,652
Dexcom, Inc.*	132	56,823
Edwards Lifesciences Corp.*	830	90,636
Envista Holdings Corp.*	225	9,729
Glaukos Corp.*	70	3,727
Globus Medical, Inc. (Class A Stock)*	110	7,340
Haemonetics Corp.*	70	3,385
Heska Corp.*	16	2,201
Hologic, Inc.*	330	23,179
ICU Medical, Inc.*	29	6,187
IDEXX Laboratories, Inc.*	115	58,340
Inogen, Inc.*	25	743
Integer Holdings Corp.*	47	3,685
Integra LifeSciences Holdings Corp.*	105	6,798
Intuitive Surgical, Inc.*	470	133,565
Lantheus Holdings, Inc.*	93	2,363
LeMaitre Vascular, Inc.	18	762
LivaNova PLC*	74	5,558
Masimo Corp.*	70	15,391
Medtronic PLC	1,808	187,110
Meridian Bioscience, Inc.*	34	709
Merit Medical Systems, Inc.*	69	3,826

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)

Mesa Laboratories, Inc.	8	$2,275
Natus Medical, Inc.*	31	714
Neogen Corp.*	154	5,616
NuVasive, Inc.*	74	3,849
OraSure Technologies, Inc.*	34	301
Orthofix Medical, Inc.*	23	699
Penumbra, Inc.*	48	10,848
Quidel Corp.*	59	6,098
ResMed, Inc.	199	45,491
STAAR Surgical Co.*	65	4,727
STERIS PLC	127	28,499
Stryker Corp.	447	110,878
Surmodics, Inc.*	15	685
Tactile Systems Technology, Inc.*	12	189
Tandem Diabetes Care, Inc.*	85	10,039
Teleflex, Inc.	64	19,852
Varex Imaging Corp.*	55	1,436
Zimmer Biomet Holdings, Inc.	275	33,831
Zynex, Inc.	17	135

		1,572,943

Health Care Providers & Services 2.7%

Acadia Healthcare Co., Inc.*	113	5,949
Addus HomeCare Corp.*	19	1,517
Amedisys, Inc.*	44	5,944
AmerisourceBergen Corp.	209	28,466
AMN Healthcare Services, Inc.*	70	7,094
Anthem, Inc.	332	146,409
Apollo Medical Holdings, Inc.*	50	2,574
Cardinal Health, Inc.	391	20,164
Centene Corp.*	778	60,497
Chemed Corp.	24	11,254
Cigna Corp.	442	101,863
Community Health Systems, Inc.*	167	2,119
CorVel Corp.*	14	2,466
Covetrus, Inc.*	116	2,096
Cross Country Healthcare, Inc.*	23	495
CVS Health Corp.	1,774	188,949
DaVita, Inc.*	93	10,078
Encompass Health Corp.	135	8,375
Ensign Group, Inc. (The)	68	5,129

See Notes to Financial Statements.

PGIM Day One Underlying Funds    123

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)

Fulgent Genetics, Inc.*	24	$1,533
Hanger, Inc.*	46	834
HCA Healthcare, Inc.	322	77,296
HealthEquity, Inc.*	111	5,932
Henry Schein, Inc.*	188	14,156
Humana, Inc.	180	70,650
Joint Corp. (The)*	20	1,081
Laboratory Corp. of America Holdings*	121	32,835
LHC Group, Inc.*	43	5,336
McKesson Corp.	196	50,317
MEDNAX, Inc.*	105	2,567
ModivCare, Inc.*	20	2,319
Molina Healthcare, Inc.*	70	20,334
Option Care Health, Inc.*	200	4,674
Owens & Minor, Inc.	113	4,756
Patterson Cos., Inc.	106	3,041
Pennant Group, Inc. (The)*	29	482
Progyny, Inc.*	92	3,726
Quest Diagnostics, Inc.	155	20,928
R1 RCM, Inc.*	157	3,734
RadNet, Inc.*	46	1,185
Select Medical Holdings Corp.	145	3,368
Tenet Healthcare Corp.*	145	10,747
Tivity Health, Inc.*	43	1,094
UnitedHealth Group, Inc.	1,266	598,274
Universal Health Services, Inc. (Class B Stock)	104	13,526
US Physical Therapy, Inc.	21	2,032

		1,568,195

Health Care Technology 0.1%

Allscripts Healthcare Solutions, Inc.*	171	3,458
Cerner Corp.	390	35,568
Computer Programs & Systems, Inc.*	15	425
HealthStream, Inc.*	15	365
NextGen Healthcare, Inc.*	80	1,545
Omnicell, Inc.*	67	10,059
OptimizeRx Corp.*	20	899
Simulations Plus, Inc.	23	978
Tabula Rasa HealthCare, Inc.*	31	334

		53,631

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 1.9%

BJ’s Restaurants, Inc.*	21	$632
Bloomin’ Brands, Inc.*	100	2,033
Booking Holdings, Inc.*	56	137,543
Boyd Gaming Corp.*	110	6,541
Brinker International, Inc.*	65	2,159
Caesars Entertainment, Inc.*	290	22,081
Carnival Corp.*	1,072	21,236
Cheesecake Factory, Inc. (The)*	55	1,962
Chipotle Mexican Grill, Inc.*	38	56,452
Choice Hotels International, Inc.	44	6,310
Churchill Downs, Inc.	49	10,305
Chuy’s Holdings, Inc.*	15	378
Cracker Barrel Old Country Store, Inc.	38	4,527
Darden Restaurants, Inc.	179	25,037
Dave & Buster’s Entertainment, Inc.*	42	1,503
Dine Brands Global, Inc.	23	1,561
Domino’s Pizza, Inc.	53	24,096
El Pollo Loco Holdings, Inc.*	24	320
Expedia Group, Inc.*	187	34,275
Fiesta Restaurant Group, Inc.*	23	218
Hilton Worldwide Holdings, Inc.*	368	53,400
Jack in the Box, Inc.	29	2,640
Las Vegas Sands Corp.*	458	20,060
Marriott International, Inc. (Class A Stock)*	361	58,164
Marriott Vacations Worldwide Corp.	64	10,392
McDonald’s Corp.	996	258,412
MGM Resorts International	523	22,343
Monarch Casino & Resort, Inc.*	15	929
Norwegian Cruise Line Holdings Ltd.*	496	10,332
Papa John’s International, Inc.	49	6,049
Penn National Gaming, Inc.*	225	10,262
Red Robin Gourmet Burgers, Inc.*	8	118
Royal Caribbean Cruises Ltd.*	295	22,954
Ruth’s Hospitality Group, Inc.*	23	461
Scientific Games Corp.*	130	7,501
Shake Shack, Inc. (Class A Stock)*	50	3,304
Six Flags Entertainment Corp.*	111	4,383
Starbucks Corp.	1,585	155,837
Texas Roadhouse, Inc.	91	7,770
Travel + Leisure Co.	107	6,078
Wendy’s Co. (The)	222	5,113
Wingstop, Inc.	42	6,437

See Notes to Financial Statements.

PGIM Day One Underlying Funds    125

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)

Wyndham Hotels & Resorts, Inc.	124	$10,410
Wynn Resorts Ltd.*	144	12,305
Yum! Brands, Inc.	390	48,816

		1,103,639

Household Durables 0.5%

Cavco Industries, Inc.*	4	1,078
Century Communities, Inc.	39	2,568
D.R. Horton, Inc.	430	38,365
Ethan Allen Interiors, Inc.	15	378
Garmin Ltd.	197	24,511
Helen of Troy Ltd.*	36	7,536
Installed Building Products, Inc.	37	4,099
iRobot Corp.*	40	2,621
KB Home	122	5,155
La-Z-Boy, Inc.	62	2,276
Leggett & Platt, Inc.	191	7,611
Lennar Corp. (Class A Stock)	362	34,792
LGI Homes, Inc.*	30	3,735
M/I Homes, Inc.*	39	2,067
MDC Holdings, Inc.	77	3,903
Meritage Homes Corp.*	54	5,510
Mohawk Industries, Inc.*	81	12,787
Newell Brands, Inc.	504	11,698
NVR, Inc.*	4	21,309
PulteGroup, Inc.	347	18,283
Taylor Morrison Home Corp.*	161	4,941
Tempur Sealy International, Inc.	269	10,709
Toll Brothers, Inc.	150	8,845
TopBuild Corp.*	46	10,702
Tri Pointe Homes, Inc.*	144	3,429
Tupperware Brands Corp.*	62	956
Universal Electronics, Inc.*	23	816
Whirlpool Corp.	85	17,866

		268,546

Household Products 1.3%

Central Garden & Pet Co.*	15	696
Central Garden & Pet Co. (Class A Stock)*	63	2,730
Church & Dwight Co., Inc.	324	33,259

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Household Products (cont’d.)

Clorox Co. (The)	168	$28,200
Colgate-Palmolive Co.	1,122	92,509
Energizer Holdings, Inc.	80	3,009
Kimberly-Clark Corp.	445	61,254
Procter & Gamble Co. (The)	3,250	521,462
WD-40 Co.	20	4,445

		747,564

Independent Power & Renewable Electricity Producers 0.0%

AES Corp. (The)	893	19,807

Industrial Conglomerates 0.9%

3M Co.	769	127,669
General Electric Co.	1,477	139,547
Honeywell International, Inc.	915	187,099
Roper Technologies, Inc.	143	62,514

		516,829

Insurance 1.9%

Aflac, Inc.	808	50,759
Alleghany Corp.*	20	13,280
Allstate Corp. (The)	384	46,337
Ambac Financial Group, Inc.*	42	595
American Equity Investment Life Holding Co.	104	4,279
American Financial Group, Inc.	92	11,986
American International Group, Inc.	1,105	63,814
AMERISAFE, Inc.	26	1,366
Aon PLC (Class A Stock)	300	82,932
Arthur J. Gallagher & Co.	272	42,960
Assurant, Inc.	70	10,676
Assured Guaranty Ltd.	106	5,649
Brighthouse Financial, Inc.*	114	6,207
Brown & Brown, Inc.	316	20,944
Chubb Ltd.	573	113,041
Cincinnati Financial Corp.	198	23,330
CNO Financial Group, Inc.	184	4,589
eHealth, Inc.*	26	568
Employers Holdings, Inc.	28	1,095
Everest Re Group Ltd.	56	15,870
First American Financial Corp.	150	11,177

See Notes to Financial Statements.

PGIM Day One Underlying Funds    127

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance (cont’d.)

Genworth Financial, Inc. (Class A Stock)*	617	$2,406
Globe Life, Inc.	127	12,992
Hanover Insurance Group, Inc. (The)	48	6,622
Hartford Financial Services Group, Inc. (The)	455	32,701
HCI Group, Inc.	11	747
Horace Mann Educators Corp.	47	1,786
James River Group Holdings Ltd.	38	1,076
Kemper Corp.	86	5,158
Kinsale Capital Group, Inc.	29	5,809
Lincoln National Corp.	218	15,256
Loews Corp.	272	16,228
Marsh & McLennan Cos., Inc.	670	102,939
Mercury General Corp.	34	1,858
MetLife, Inc.	953	63,908
Old Republic International Corp.	359	9,201
Palomar Holdings, Inc.*	29	1,530
Primerica, Inc.	59	9,106
Principal Financial Group, Inc.	332	24,256
ProAssurance Corp.	69	1,653
Progressive Corp. (The)	781	84,863
Prudential Financial, Inc.(g)	506	56,454
Reinsurance Group of America, Inc.	95	10,909
RenaissanceRe Holdings Ltd. (Bermuda)	64	10,059
RLI Corp.	52	5,449
Safety Insurance Group, Inc.	22	1,811
Selective Insurance Group, Inc.	80	6,312
Selectquote, Inc.*	165	1,219
SiriusPoint Ltd. (Bermuda)*	69	584
Stewart Information Services Corp.	34	2,429
Travelers Cos., Inc. (The)	331	55,006
Trupanion, Inc.*	42	4,001
United Fire Group, Inc.	27	673
Universal Insurance Holdings, Inc.	39	672
Unum Group	282	7,157
W.R. Berkley Corp.	191	16,140
Willis Towers Watson PLC	161	37,668

		1,148,092

Interactive Media & Services 5.5%

Alphabet, Inc. (Class A Stock)*	404	1,093,252
Alphabet, Inc. (Class C Stock)*	376	1,020,453

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Interactive Media & Services (cont’d.)

Cars.com, Inc.*	80	$1,246
Match Group, Inc.*	380	42,826
Meta Platforms, Inc. (Class A Stock)*	3,176	994,914
QuinStreet, Inc.*	54	869
TripAdvisor, Inc.*	129	3,502
Twitter, Inc.*	1,062	39,836
Yelp, Inc.*	93	3,212
Ziff Davis, Inc.*	70	7,354

		3,207,464

Internet & Direct Marketing Retail 3.1%

Amazon.com, Inc.*	586	1,753,001
eBay, Inc.	831	49,918
Etsy, Inc.*	166	26,075
Liquidity Services, Inc.*	39	742
PetMed Express, Inc.	15	388
Shutterstock, Inc.	39	3,782

		1,833,906

IT Services 4.2%

Accenture PLC (Class A Stock)	851	300,897
Akamai Technologies, Inc.*	213	24,399
Alliance Data Systems Corp.	69	4,764
Automatic Data Processing, Inc.	564	116,280
Broadridge Financial Solutions, Inc.	159	25,316
Cognizant Technology Solutions Corp. (Class A Stock)	700	59,794
Concentrix Corp.	65	13,064
CSG Systems International, Inc.	39	2,214
DXC Technology Co.*	341	10,257
EPAM Systems, Inc.*	80	38,091
Euronet Worldwide, Inc.*	70	9,372
EVERTEC, Inc. (Puerto Rico)	82	3,578
ExlService Holdings, Inc.*	45	5,423
Fidelity National Information Services, Inc.	810	97,135
Fiserv, Inc.*	789	83,397
FleetCor Technologies, Inc.*	101	24,064
Gartner, Inc.*	114	33,503
Genpact Ltd.	230	11,443
Global Payments, Inc.	388	58,153
International Business Machines Corp.	1,206	161,085

See Notes to Financial Statements.

PGIM Day One Underlying Funds    129

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

IT Services (cont’d.)

Jack Henry & Associates, Inc.	101	$16,949
Kyndryl Holdings, Inc.*	244	4,119
LiveRamp Holdings, Inc.*	103	4,599
Mastercard, Inc. (Class A Stock)	1,169	451,678
Maximus, Inc.	83	6,418
Paychex, Inc.	423	49,813
PayPal Holdings, Inc.*	1,578	271,321
Perficient, Inc.*	51	5,346
Sabre Corp.*	405	3,706
TTEC Holdings, Inc.	31	2,483
Unisys Corp.*	65	1,186
VeriSign, Inc.*	136	29,537
Visa, Inc. (Class A Stock)	2,254	509,787
Western Union Co. (The)	539	10,193
WEX, Inc.*	64	10,303

		2,459,667

Leisure Products 0.1%

Brunswick Corp.	106	9,624
Callaway Golf Co.*	152	3,627
Hasbro, Inc.	174	16,091
Mattel, Inc.*	453	9,477
Polaris, Inc.	77	8,669
Sturm Ruger & Co., Inc.	26	1,748
Vista Outdoor, Inc.*	64	2,469
YETI Holdings, Inc.*	121	7,935

		59,640

Life Sciences Tools & Services 1.7%

Agilent Technologies, Inc.	404	56,285
Bio-Rad Laboratories, Inc. (Class A Stock)*	24	14,393
Bio-Techne Corp.	57	21,455
Bruker Corp.	135	8,991
Charles River Laboratories International, Inc.*	70	23,083
Danaher Corp.	845	241,493
Illumina, Inc.*	218	76,043
IQVIA Holdings, Inc.*	253	61,960
Medpace Holdings, Inc.*	41	7,276
Mettler-Toledo International, Inc.*	32	47,126
NeoGenomics, Inc.*	157	3,539

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Life Sciences Tools & Services (cont’d.)

PerkinElmer, Inc.	169	$29,097
Repligen Corp.*	70	13,884
Syneos Health, Inc.*	139	12,588
Thermo Fisher Scientific, Inc.	535	310,995
Waters Corp.*	85	27,210
West Pharmaceutical Services, Inc.	102	40,108

		995,526

Machinery 1.7%

AGCO Corp.	83	9,728
Alamo Group, Inc.	19	2,676
Albany International Corp. (Class A Stock)	46	3,851
Astec Industries, Inc.	24	1,519
Barnes Group, Inc.	64	2,891
Caterpillar, Inc.	718	144,720
Chart Industries, Inc.*	48	5,850
CIRCOR International, Inc.*	20	555
Colfax Corp.*	182	7,484
Crane Co.	73	7,556
Cummins, Inc.	182	40,200
Deere & Co.	383	144,161
Donaldson Co., Inc.	161	8,961
Dover Corp.	188	31,943
Enerpac Tool Group Corp.	60	1,071
EnPro Industries, Inc.	31	3,256
ESCO Technologies, Inc.	36	2,872
Federal Signal Corp.	78	3,044
Flowserve Corp.	163	5,317
Fortive Corp.	474	33,436
Franklin Electric Co., Inc.	57	4,948
Graco, Inc.	230	16,689
Greenbrier Cos., Inc. (The)	37	1,493
Hillenbrand, Inc.	102	4,741
IDEX Corp.	103	22,190
Illinois Tool Works, Inc.	380	88,890
Ingersoll Rand, Inc.	540	30,353
ITT, Inc.	117	10,755
John Bean Technologies Corp.	44	5,940
Kennametal, Inc.	101	3,492
Lincoln Electric Holdings, Inc.	83	10,611
Lindsay Corp.	14	1,768

See Notes to Financial Statements.

PGIM Day One Underlying Funds    131

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Machinery (cont’d.)

Meritor, Inc.*	85	$1,959
Middleby Corp. (The)*	78	14,446
Mueller Industries, Inc.	75	3,875
Nordson Corp.	73	16,975
Oshkosh Corp.	94	10,698
Otis Worldwide Corp.	566	48,353
PACCAR, Inc.	464	43,147
Parker-Hannifin Corp.	179	55,492
Pentair PLC	225	14,332
Proto Labs, Inc.*	34	1,706
Snap-on, Inc.	76	15,827
SPX Corp.*	65	3,392
SPX FLOW, Inc.	62	5,344
Standex International Corp.	19	1,888
Stanley Black & Decker, Inc.	213	37,200
Tennant Co.	24	1,852
Terex Corp.	91	3,797
Timken Co. (The)	93	6,212
Titan International, Inc.*	32	312
Toro Co. (The)	145	14,004
Trinity Industries, Inc.	108	3,103
Wabash National Corp.	70	1,373
Watts Water Technologies, Inc. (Class A Stock)	40	6,128
Westinghouse Air Brake Technologies Corp.	241	21,425
Xylem, Inc.	239	25,100

		1,020,901

Marine 0.0%

Kirby Corp.*	75	4,888
Matson, Inc.	62	6,055

		10,943

Media 1.0%

AMC Networks, Inc. (Class A Stock)*	37	1,577
Cable One, Inc.	8	12,358
Charter Communications, Inc. (Class A Stock)*	161	95,528
Comcast Corp. (Class A Stock)	6,124	306,139
Discovery, Inc. (Class A Stock)*	205	5,722
Discovery, Inc. (Class C Stock)*	391	10,694
DISH Network Corp. (Class A Stock)*	331	10,393

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Media (cont’d.)

EW Scripps Co. (The) (Class A Stock)*	78	$1,599
Fox Corp. (Class A Stock)	428	17,381
Fox Corp. (Class B Stock)	200	7,436
Gannett Co., Inc.*	81	394
Interpublic Group of Cos., Inc. (The)	528	18,765
John Wiley & Sons, Inc. (Class A Stock)	57	2,893
Loyalty Ventures, Inc.*	27	791
New York Times Co. (The) (Class A Stock)	229	9,167
News Corp. (Class A Stock)	523	11,631
News Corp. (Class B Stock)	148	3,291
Omnicom Group, Inc.	290	21,854
Scholastic Corp.	43	1,764
TechTarget, Inc.*	31	2,571
TEGNA, Inc.	279	5,401
Thryv Holdings, Inc.*	20	649
ViacomCBS, Inc. (Class B Stock)	808	27,028

		575,026

Metals & Mining 0.5%

Alcoa Corp.	250	14,178
Allegheny Technologies, Inc.*	154	2,817
Arconic Corp.*	130	4,021
Carpenter Technology Corp.	62	1,781
Century Aluminum Co.*	71	1,089
Cleveland-Cliffs, Inc.*	617	10,575
Commercial Metals Co.	152	5,083
Compass Minerals International, Inc.	46	2,456
Freeport-McMoRan, Inc.	1,953	72,691
Haynes International, Inc.	12	451
Kaiser Aluminum Corp.	25	2,394
Materion Corp.	28	2,320
Newmont Corp.	1,075	65,758
Nucor Corp.	386	39,140
Olympic Steel, Inc.	15	319
Reliance Steel & Aluminum Co.	88	13,453
Royal Gold, Inc.	91	9,241
Steel Dynamics, Inc.	244	13,547
SunCoke Energy, Inc.	31	212
TimkenSteel Corp.*	23	323
United States Steel Corp.	337	6,983

See Notes to Financial Statements.

PGIM Day One Underlying Funds    133

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Metals & Mining (cont’d.)

Warrior Met Coal, Inc.	62	$1,624
Worthington Industries, Inc.	47	2,547

		273,003

Mortgage Real Estate Investment Trusts (REITs) 0.0%

Apollo Commercial Real Estate Finance, Inc.	177	2,416
ARMOUR Residential REIT, Inc.	119	1,116
Ellington Financial, Inc.	75	1,333
Franklin BSP Realty Trust, Inc.	60	808
Granite Point Mortgage Trust, Inc.	46	557
Invesco Mortgage Capital, Inc.	189	506
KKR Real Estate Finance Trust, Inc.	31	662
New York Mortgage Trust, Inc.	399	1,496
PennyMac Mortgage Investment Trust	108	1,925
Ready Capital Corp.	40	570
Redwood Trust, Inc.	155	1,911
Two Harbors Investment Corp.	370	2,127

		15,427

Multiline Retail 0.5%

Big Lots, Inc.	46	1,928
Dollar General Corp.	312	65,046
Dollar Tree, Inc.*	305	40,022
Kohl’s Corp.	195	11,643
Macy’s, Inc.	434	11,110
Nordstrom, Inc.*	144	3,240
Ollie’s Bargain Outlet Holdings, Inc.*	90	4,315
Target Corp.	649	143,059

		280,363

Multi-Utilities 0.7%

Ameren Corp.	339	30,083
Avista Corp.	78	3,468
Black Hills Corp.	86	5,825
CenterPoint Energy, Inc.	821	23,283
CMS Energy Corp.	368	23,692
Consolidated Edison, Inc.	470	40,631
Dominion Energy, Inc.	1,090	87,919
DTE Energy Co.	255	30,710

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Multi-Utilities (cont’d.)

MDU Resources Group, Inc.	281	$8,253
NiSource, Inc.	515	15,028
NorthWestern Corp.	73	4,243
Public Service Enterprise Group, Inc.	681	45,307
Sempra Energy	424	58,580
Unitil Corp.	20	939
WEC Energy Group, Inc.	420	40,757

		418,718

Oil, Gas & Consumable Fuels 2.9%

Antero Midstream Corp.	383	3,811
APA Corp.	470	15,609
Callon Petroleum Co.*	54	2,670
Chevron Corp.	2,590	340,145
Civitas Resources, Inc.	98	5,341
CNX Resources Corp.*	283	4,197
ConocoPhillips	1,771	156,946
CONSOL Energy, Inc.*	30	652
Coterra Energy, Inc.	1,054	23,083
Devon Energy Corp.	838	42,378
Diamondback Energy, Inc.	232	29,269
Dorian LPG Ltd.	31	369
DT Midstream, Inc.	132	6,824
EOG Resources, Inc.	777	86,620
EQT Corp.*	404	8,585
Equitrans Midstream Corp.	561	4,550
Exxon Mobil Corp.	5,683	431,681
Green Plains, Inc.*	76	2,321
Hess Corp.	366	33,778
HollyFrontier Corp.	212	7,454
Kinder Morgan, Inc.	2,595	45,049
Laredo Petroleum, Inc.*	26	1,746
Marathon Oil Corp.	1,052	20,482
Marathon Petroleum Corp.	820	58,835
Matador Resources Co.	146	6,536
Murphy Oil Corp.	204	6,446
Occidental Petroleum Corp.	1,181	44,488
ONEOK, Inc.	596	36,165
Par Pacific Holdings, Inc.*	65	917
PBF Energy, Inc. (Class A Stock)*	112	1,774
PDC Energy, Inc.	135	8,001

See Notes to Financial Statements.

PGIM Day One Underlying Funds    135

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)

Phillips 66	583	$49,433
Pioneer Natural Resources Co.	306	66,980
Range Resources Corp.*	338	6,507
Ranger Oil Corp. (Class A Stock)*	15	465
Renewable Energy Group, Inc.*	69	2,778
REX American Resources Corp.*	5	482
SM Energy Co.	169	5,545
Southwestern Energy Co.*	1,357	5,971
Talos Energy, Inc.*	23	245
Targa Resources Corp.	305	18,019
Valero Energy Corp.	543	45,053
Williams Cos., Inc. (The)	1,617	48,413
World Fuel Services Corp.	73	2,059

		1,688,672

Paper & Forest Products 0.0%

Clearwater Paper Corp.*	9	284
Glatfelter Corp.	60	1,042
Louisiana-Pacific Corp.	110	7,308
Mercer International, Inc. (Germany)	46	559
Neenah, Inc.	26	1,199
Schweitzer-Mauduit International, Inc.	51	1,544
Sylvamo Corp.*	49	1,460

		13,396

Personal Products 0.2%

Coty, Inc. (Class A Stock)*	421	3,570
Edgewell Personal Care Co.	73	3,344
elf Beauty, Inc.*	62	1,833
Estee Lauder Cos., Inc. (The) (Class A Stock)	314	97,902
Inter Parfums, Inc.	20	1,979
Medifast, Inc.	17	3,378
Nu Skin Enterprises, Inc. (Class A Stock)	60	2,891
USANA Health Sciences, Inc.*	13	1,243

		116,140

Pharmaceuticals 3.3%

Amphastar Pharmaceuticals, Inc.*	50	1,154
ANI Pharmaceuticals, Inc.*	8	323

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)

Bristol-Myers Squibb Co.	2,982	$193,502
Cara Therapeutics, Inc.*	39	452
Catalent, Inc.*	232	24,112
Collegium Pharmaceutical, Inc.*	19	339
Corcept Therapeutics, Inc.*	117	2,196
Eli Lilly & Co.	1,056	259,132
Endo International PLC*	165	526
Harmony Biosciences Holdings, Inc.*	30	1,076
Innoviva, Inc.*	54	866
Jazz Pharmaceuticals PLC*	90	12,502
Johnson & Johnson	3,536	609,217
Merck & Co., Inc.	3,395	276,625
Nektar Therapeutics*	207	2,302
Organon & Co.	353	11,264
Pacira BioSciences, Inc.*	54	3,390
Perrigo Co. PLC	168	6,396
Pfizer, Inc.	7,535	397,019
Phibro Animal Health Corp. (Class A Stock)	15	289
Prestige Consumer Healthcare, Inc.*	73	4,121
Supernus Pharmaceuticals, Inc.*	54	1,666
Viatris, Inc.	1,625	24,326
Zoetis, Inc.	630	125,868

		1,958,663

Professional Services 0.5%

ASGN, Inc.*	78	8,960
CACI International, Inc. (Class A Stock)*	33	8,166
Equifax, Inc.	159	38,122
Exponent, Inc.	78	7,408
Forrester Research, Inc.*	12	660
FTI Consulting, Inc.*	54	7,874
Heidrick & Struggles International, Inc.	30	1,313
IHS Markit Ltd.	528	61,665
Insperity, Inc.	54	5,807
Jacobs Engineering Group, Inc.	171	22,261
KBR, Inc.	199	8,637
Kelly Services, Inc. (Class A Stock)	15	256
Korn Ferry	70	4,647
Leidos Holdings, Inc.	179	16,012
ManpowerGroup, Inc.	73	7,655
ManTech International Corp. (Class A Stock)	33	2,384

See Notes to Financial Statements.

PGIM Day One Underlying Funds    137

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Professional Services (cont’d.)

Nielsen Holdings PLC	469	$8,845
Resources Connection, Inc.	23	401
Robert Half International, Inc.	151	17,102
Science Applications International Corp.	77	6,316
TrueBlue, Inc.*	49	1,303
Verisk Analytics, Inc.	213	41,776

		277,570

Real Estate Management & Development 0.1%

CBRE Group, Inc. (Class A Stock)*	446	45,198
Douglas Elliman, Inc.*	68	528
Jones Lang LaSalle, Inc.*	69	17,304
Marcus & Millichap, Inc.*	43	2,013
RE/MAX Holdings, Inc. (Class A Stock)	15	446
Realogy Holdings Corp.*	138	2,277
St. Joe Co. (The)	37	1,795

		69,561

Road & Rail 0.9%

ArcBest Corp.	41	3,626
Avis Budget Group, Inc.*	53	9,337
CSX Corp.	2,978	101,907
Heartland Express, Inc.	31	464
J.B. Hunt Transport Services, Inc.	107	20,602
Knight-Swift Transportation Holdings, Inc.	224	12,674
Landstar System, Inc.	59	9,440
Marten Transport Ltd.	83	1,385
Norfolk Southern Corp.	329	89,485
Old Dominion Freight Line, Inc.	132	39,855
Ryder System, Inc.	78	5,709
Saia, Inc.*	26	7,391
Union Pacific Corp.	855	209,090
Werner Enterprises, Inc.	79	3,523
XPO Logistics, Inc.*	135	8,933

		523,421

Semiconductors & Semiconductor Equipment 5.4%
Advanced Micro Devices, Inc.*	1,625	185,656
Amkor Technology, Inc.	124	2,731

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)

Analog Devices, Inc.	714	$117,075
Applied Materials, Inc.	1,215	167,889
Axcelis Technologies, Inc.*	52	3,256
Azenta, Inc.	93	7,844
Broadcom, Inc.	555	325,163
CEVA, Inc.*	23	866
Cirrus Logic, Inc.*	70	6,261
CMC Materials, Inc.	38	6,873
Cohu, Inc.*	51	1,682
Diodes, Inc.*	62	5,753
Enphase Energy, Inc.*	171	24,020
First Solar, Inc.*	137	10,738
FormFactor, Inc.*	95	4,060
Ichor Holdings Ltd.*	34	1,442
Intel Corp.	5,461	266,606
KLA Corp.	204	79,411
Kulicke & Soffa Industries, Inc. (Singapore)	85	4,649
Lam Research Corp.	191	112,675
Lattice Semiconductor Corp.*	181	9,995
MaxLinear, Inc.*	88	5,282
Microchip Technology, Inc.	746	57,800
Micron Technology, Inc.	1,506	123,899
MKS Instruments, Inc.	76	11,805
Monolithic Power Systems, Inc.	53	21,355
NVIDIA Corp.	3,359	822,485
NXP Semiconductors NV (China)	351	72,109
Onto Innovation, Inc.*	73	6,682
PDF Solutions, Inc.*	23	684
Photronics, Inc.*	46	822
Power Integrations, Inc.	87	7,022
Qorvo, Inc.*	151	20,729
QUALCOMM, Inc.	1,505	264,519
Rambus, Inc.*	145	3,661
Semtech Corp.*	93	6,612
Silicon Laboratories, Inc.*	60	9,911
SiTime Corp.*	20	4,662
Skyworks Solutions, Inc.	218	31,941
SMART Global Holdings, Inc.*	40	2,294
SolarEdge Technologies, Inc.*	72	17,152
SunPower Corp.*	100	1,678
Synaptics, Inc.*	49	10,307
Teradyne, Inc.	211	24,778

See Notes to Financial Statements.

PGIM Day One Underlying Funds    139

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)

Texas Instruments, Inc.	1,242	$222,927
Ultra Clean Holdings, Inc.*	53	2,672
Universal Display Corp.	52	7,983
Veeco Instruments, Inc.*	71	1,952
Wolfspeed, Inc.*	158	14,890
Xilinx, Inc.	327	63,291

		3,186,549

Software 8.3%

8x8, Inc.*	130	1,995
ACI Worldwide, Inc.*	152	5,224
Adobe, Inc.*	642	343,021
Agilysys, Inc.*	31	1,180
Alarm.com Holdings, Inc.*	60	4,474
ANSYS, Inc.*	123	41,821
Aspen Technology, Inc.*	95	14,265
Autodesk, Inc.*	296	73,938
Blackbaud, Inc.*	56	3,816
Bottomline Technologies DE, Inc.*	39	2,199
Cadence Design Systems, Inc.*	366	55,683
CDK Global, Inc.	163	7,004
Cerence, Inc.*	50	3,174
Ceridian HCM Holding, Inc.*	186	14,102
Citrix Systems, Inc.	168	17,126
CommVault Systems, Inc.*	68	4,587
Consensus Cloud Solutions, Inc.*	23	1,304
Digital Turbine, Inc.*	120	5,298
Ebix, Inc.	22	669
Envestnet, Inc.*	75	5,545
Fair Isaac Corp.*	42	20,790
Fortinet, Inc.*	181	53,800
InterDigital, Inc.	46	3,175
Intuit, Inc.	387	214,874
LivePerson, Inc.*	88	2,629
Manhattan Associates, Inc.*	88	11,781
Microsoft Corp.	10,080	3,134,678
Mimecast Ltd.*	80	6,377
NCR Corp.*	179	6,813
NortonLifeLock, Inc.	777	20,210
OneSpan, Inc.*	23	369
Oracle Corp.	2,167	175,874

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Software (cont’d.)

Paycom Software, Inc.*	70	$23,471
Paylocity Holding Corp.*	52	10,607
Progress Software Corp.	60	2,731
PTC, Inc.*	137	15,928
Qualys, Inc.*	50	6,407
Sailpoint Technologies Holdings, Inc.*	114	4,411
salesforce.com, Inc.*	1,317	306,374
ServiceNow, Inc.*	267	156,403
SPS Commerce, Inc.*	49	6,069
Synopsys, Inc.*	212	65,826
Teradata Corp.*	152	6,132
Tyler Technologies, Inc.*	61	28,902
Vonage Holdings Corp.*	288	6,002
Xperi Holding Corp.	116	1,957

		4,899,015

Specialty Retail 2.3%

Aaron’s Co., Inc. (The)	23	487
Abercrombie & Fitch Co. (Class A Stock)*	83	3,237
Advance Auto Parts, Inc.	89	20,604
American Eagle Outfitters, Inc.	184	4,201
America’s Car-Mart, Inc.*	15	1,424
Asbury Automotive Group, Inc.*	27	4,346
AutoNation, Inc.*	60	6,540
AutoZone, Inc.*	30	59,590
Barnes & Noble Education, Inc.*	31	187
Bath & Body Works, Inc.	351	19,681
Bed Bath & Beyond, Inc.*	131	2,127
Best Buy Co., Inc.	295	29,288
Boot Barn Holdings, Inc.*	44	4,047
Buckle, Inc. (The)	29	1,092
Caleres, Inc.	41	983
CarMax, Inc.*	222	24,680
Cato Corp. (The) (Class A Stock)	15	248
Chico’s FAS, Inc.*	85	400
Children’s Place, Inc. (The)*	26	1,840
Conn’s, Inc.*	23	558
Designer Brands, Inc. (Class A Stock)*	69	909
Dick’s Sporting Goods, Inc.	91	10,501
Five Below, Inc.*	70	11,480
Foot Locker, Inc.	112	5,004

See Notes to Financial Statements.

PGIM Day One Underlying Funds    141

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Specialty Retail (cont’d.)

GameStop Corp. (Class A Stock)*	78	$8,497
Gap, Inc. (The)	259	4,680
Genesco, Inc.*	23	1,480
Group 1 Automotive, Inc.	33	5,604
Guess?, Inc.	31	714
Haverty Furniture Cos., Inc.	15	443
Hibbett, Inc.	19	1,171
Home Depot, Inc. (The)	1,418	520,378
Lithia Motors, Inc.	46	13,438
LL Flooring Holdings, Inc.*	23	332
Lowe’s Cos., Inc.	920	218,362
MarineMax, Inc.*	35	1,647
Monro, Inc.	44	2,188
Murphy USA, Inc.	32	6,293
ODP Corp. (The)*	67	2,963
O’Reilly Automotive, Inc.*	95	61,916
Rent-A-Center, Inc.	93	3,920
RH*	31	12,487
Ross Stores, Inc.	473	46,236
Sally Beauty Holdings, Inc.*	133	2,284
Shoe Carnival, Inc.	15	512
Signet Jewelers Ltd.	78	6,718
Sleep Number Corp.*	39	2,788
Sonic Automotive, Inc. (Class A Stock)	26	1,326
TJX Cos., Inc. (The)	1,614	116,160
Tractor Supply Co.	156	34,056
Ulta Beauty, Inc.*	78	28,372
Urban Outfitters, Inc.*	78	2,240
Victoria’s Secret & Co.*	98	5,471
Williams-Sonoma, Inc.	104	16,696
Zumiez, Inc.*	21	944

		1,343,770

Technology Hardware, Storage & Peripherals 6.5%

3D Systems Corp.*	181	3,240
Apple, Inc.	20,922	3,656,747
Diebold Nixdorf, Inc.*	38	355
Hewlett Packard Enterprise Co.	1,753	28,627
HP, Inc.	1,533	56,307
NetApp, Inc.	298	25,780
Seagate Technology Holdings PLC	274	29,359

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Technology Hardware, Storage & Peripherals (cont’d.)

Western Digital Corp.*	411	$21,265
Xerox Holdings Corp.	185	3,905

		3,825,585

Textiles, Apparel & Luxury Goods 0.7%

Capri Holdings Ltd.*	205	12,314
Carter’s, Inc.	59	5,494
Columbia Sportswear Co.	54	5,015
Crocs, Inc.*	76	7,799
Deckers Outdoor Corp.*	42	13,450
Fossil Group, Inc.*	31	344
G-III Apparel Group Ltd.*	46	1,250
Hanesbrands, Inc.	436	7,020
Kontoor Brands, Inc.	66	3,253
Movado Group, Inc.	15	556
NIKE, Inc. (Class B Stock)	1,716	254,088
Oxford Industries, Inc.	23	1,895
PVH Corp.	97	9,216
Ralph Lauren Corp.	65	7,205
Skechers USA, Inc. (Class A Stock)*	178	7,476
Steven Madden Ltd.	106	4,361
Tapestry, Inc.	374	14,193
Under Armour, Inc. (Class A Stock)*	243	4,576
Under Armour, Inc. (Class C Stock)*	254	4,061
Unifi, Inc.*	15	285
Vera Bradley, Inc.*	23	188
VF Corp.	432	28,171
Wolverine World Wide, Inc.	104	2,755

		394,965

Thrifts & Mortgage Finance 0.1%

Axos Financial, Inc.*	63	3,245
Capitol Federal Financial, Inc.	173	1,925
Essent Group Ltd.	150	6,846
Flagstar Bancorp, Inc.	80	3,620
MGIC Investment Corp.	462	7,013
Mr. Cooper Group, Inc.*	118	4,738
New York Community Bancorp, Inc.	624	7,276
NMI Holdings, Inc. (Class A Stock)*	104	2,573
Northfield Bancorp, Inc.	23	362

See Notes to Financial Statements.

PGIM Day One Underlying Funds    143

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Thrifts & Mortgage Finance (cont’d.)

Provident Financial Services, Inc.	104	$2,514
TrustCo Bank Corp.	27	915
Walker & Dunlop, Inc.	46	6,091
Washington Federal, Inc.	103	3,607
WSFS Financial Corp.	97	5,081

		55,806

Tobacco 0.6%

Altria Group, Inc.	2,466	125,470
Philip Morris International, Inc.	2,092	215,162
Universal Corp.	29	1,579
Vector Group Ltd.	137	1,522

		343,733

Trading Companies & Distributors 0.3%

Applied Industrial Technologies, Inc.	54	5,291
Boise Cascade Co.	57	4,002
DXP Enterprises, Inc.*	15	428
Fastenal Co.	767	43,474
GATX Corp.	44	4,596
GMS, Inc.*	49	2,508
MSC Industrial Direct Co., Inc. (Class A Stock)	67	5,470
NOW, Inc.*	116	1,031
United Rentals, Inc.*	99	31,692
Univar Solutions, Inc.*	217	5,750
Veritiv Corp.*	25	2,327
W.W. Grainger, Inc.	61	30,202
Watsco, Inc.	48	13,563

		150,334

Water Utilities 0.1%

American States Water Co.	54	4,981
American Water Works Co., Inc.	240	38,592
California Water Service Group	73	4,533
Essential Utilities, Inc.	318	15,499
Middlesex Water Co.	30	3,037

		66,642

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Wireless Telecommunication Services 0.1%
Shenandoah Telecommunications Co.	47	$1,070
Telephone & Data Systems, Inc.	102	2,020
T-Mobile US, Inc.*	783	84,697

		87,787

TOTAL COMMON STOCKS (cost $28,757,513)		55,706,885

EXCHANGE-TRADED FUNDS 3.5% iShares Core S&P 500 ETF	3,900	1,761,903
iShares Core S&P Mid-Cap ETF	700	183,778
iShares Core S&P Small-Cap ETF	900	95,625

TOTAL EXCHANGE-TRADED FUNDS (cost $1,723,450)		2,041,306

TOTAL LONG-TERM INVESTMENTS (cost $30,480,963)		57,748,191

	Interest Rate	Maturity Date	Principal Amount (000)#

SHORT-TERM INVESTMENTS 2.1%

U.S. TREASURY OBLIGATION(k)(n) 0.3%
U.S. Treasury Bills (cost $174,989)	0.050%	03/17/22		175	174,993

See Notes to Financial Statements.

PGIM Day One Underlying Funds    145

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Description	Shares	Value

UNAFFILIATED FUND 1.8%
Dreyfus Government Cash Management (Institutional Shares) (cost $1,023,153)	1,023,153	$1,023,153

TOTAL SHORT-TERM INVESTMENTS (cost $1,198,142)		1,198,146

TOTAL INVESTMENTS 100.3% (cost $31,679,105)		58,946,337
Liabilities in excess of other assets(z) (0.3)%		(148,296)

NET ASSETS 100.0%		$58,798,041

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(g)	An affiliated security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at January 31, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
5	S&P 500 E-Mini Index	Mar. 2022	$1,126,063	$(49,573)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Morgan Stanley & Co. LLC	$—	$174,993

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$794,699	$—	$—
Air Freight & Logistics	339,361	—	—
Airlines	123,945	—	—
Auto Components	133,340	—	—
Automobiles	1,252,470	—	—
Banks	2,531,646	—	—
Beverages	780,482	—	—
Biotechnology	991,938	—	—
Building Products	351,581	—	—
Capital Markets	1,612,812	—	—
Chemicals	1,000,958	—	—
Commercial Services & Supplies	279,292	—	—
Communications Equipment	482,877	—	—
Construction & Engineering	76,367	—	—
Construction Materials	76,209	—	—
Consumer Finance	339,776	—	—
Containers & Packaging	191,453	—	—
Distributors	71,478	—	—
Diversified Consumer Services	33,929	—	—
Diversified Financial Services	780,223	—	—
Diversified Telecommunication Services	566,471	—	—
Electric Utilities	859,597	—	—
Electrical Equipment	333,533	—	—
Electronic Equipment, Instruments & Components	489,295	—	—
Energy Equipment & Services	173,994	—	—
Entertainment	790,331	—	—
Equity Real Estate Investment Trusts (REITs)	1,714,148	—	—
Food & Staples Retailing	750,485	—	—
Food Products	563,231	—	—
Gas Utilities	69,525	—	—
Health Care Equipment & Supplies	1,572,943	—	—
Health Care Providers & Services	1,568,195	—	—
Health Care Technology	53,631	—	—
Hotels, Restaurants & Leisure	1,103,639	—	—
Household Durables	268,546	—	—

See Notes to Financial Statements.

PGIM Day One Underlying Funds    147

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Household Products	$747,564	$—	$—
Independent Power & Renewable Electricity Producers	19,807	—	—
Industrial Conglomerates	516,829	—	—
Insurance	1,148,092	—	—
Interactive Media & Services	3,207,464	—	—
Internet & Direct Marketing Retail	1,833,906	—	—
IT Services	2,459,667	—	—
Leisure Products	59,640	—	—
Life Sciences Tools & Services	995,526	—	—
Machinery	1,020,901	—	—
Marine	10,943	—	—
Media	575,026	—	—
Metals & Mining	273,003	—	—
Mortgage Real Estate Investment Trusts (REITs)	15,427	—	—
Multiline Retail	280,363	—	—
Multi-Utilities	418,718	—	—
Oil, Gas & Consumable Fuels	1,688,672	—	—
Paper & Forest Products	13,396	—	—
Personal Products	116,140	—	—
Pharmaceuticals	1,958,663	—	—
Professional Services	277,570	—	—
Real Estate Management & Development	69,561	—	—
Road & Rail	523,421	—	—
Semiconductors & Semiconductor Equipment	3,186,549	—	—
Software	4,899,015	—	—
Specialty Retail	1,343,770	—	—
Technology Hardware, Storage & Peripherals	3,825,585	—	—
Textiles, Apparel & Luxury Goods	394,965	—	—
Thrifts & Mortgage Finance	55,806	—	—
Tobacco	343,733	—	—
Trading Companies & Distributors	150,334	—	—
Water Utilities	66,642	—	—
Wireless Telecommunication Services	87,787	—	—
Exchange-Traded Funds	2,041,306	—	—
Short-Term Investments
U.S. Treasury Obligation	—	174,993	—
Unaffiliated Fund	1,023,153	—	—

Total	$58,771,344	$174,993	$—

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

	Level 1	Level 2	Level 3
Other Financial Instruments*
Liabilities
Futures Contracts	$(49,573)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2022 were as follows:

Software	8.3%
Technology Hardware, Storage & Peripherals	6.5
Interactive Media & Services	5.5
Semiconductors & Semiconductor Equipment	5.4
Banks	4.3
IT Services	4.2
Exchange-Traded Funds	3.5
Pharmaceuticals	3.3
Internet & Direct Marketing Retail	3.1
Equity Real Estate Investment Trusts (REITs)	2.9
Oil, Gas & Consumable Fuels	2.9
Capital Markets	2.7
Health Care Equipment & Supplies	2.7
Health Care Providers & Services	2.7
Specialty Retail	2.3
Automobiles	2.1
Insurance	1.9
Hotels, Restaurants & Leisure	1.9
Unaffiliated Fund	1.8
Machinery	1.7
Chemicals	1.7
Life Sciences Tools & Services	1.7
Biotechnology	1.7
Electric Utilities	1.5
Aerospace & Defense	1.3
Entertainment	1.3
Beverages	1.3
Diversified Financial Services	1.3
Food & Staples Retailing	1.3
Household Products	1.3
Media	1.0

Diversified Telecommunication Services	1.0%
Food Products	1.0
Road & Rail	0.9
Industrial Conglomerates	0.9
Electronic Equipment, Instruments & Components	0.8
Communications Equipment	0.8
Multi-Utilities	0.7
Textiles, Apparel & Luxury Goods	0.7
Building Products	0.6
Tobacco	0.6
Consumer Finance	0.6
Air Freight & Logistics	0.6
Electrical Equipment	0.6
Multiline Retail	0.5
Commercial Services & Supplies	0.5
Professional Services	0.5
Metals & Mining	0.5
Household Durables	0.5
Containers & Packaging	0.3
U.S. Treasury Obligation	0.3
Energy Equipment & Services	0.3
Trading Companies & Distributors	0.3
Auto Components	0.2
Airlines	0.2
Personal Products	0.2
Wireless Telecommunication Services	0.1
Construction & Engineering	0.1
Construction Materials	0.1
Distributors	0.1
Real Estate Management & Development	0.1
Gas Utilities	0.1

See Notes to Financial Statements.

PGIM Day One Underlying Funds    149

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Industry Classification (continued):

Water Utilities	0.1%
Leisure Products	0.1
Thrifts & Mortgage Finance	0.1
Health Care Technology	0.1
Diversified Consumer Services	0.1
Independent Power & Renewable Electricity Producers	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Paper & Forest Products	0.0	*

Marine	0.0 *%

100.3
Liabilities in excess of other assets	(0.3)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	—	$—	Due from/to broker-variation margin futures	$49,573	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$156,456

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2022

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$(78,495)

For the six months ended January 31, 2022, the Fund’s average volume of derivative activities is as follows:

Futures Contracts — Long Positions(1)
$1,204,304

(1)	Notional Amount in USD.

Average	volume is based on average quarter end balances as noted for the six months ended January 31, 2022.

See Notes to Financial Statements.

PGIM Day One Underlying Funds    151

PGIM Quant Solutions US Broad Market Index Fund

Statement of Assets & Liabilities  (unaudited)

as of January 31, 2022

Assets

Investments at value:
Unaffiliated investments (cost $31,639,116)	$58,889,883
Affiliated investments (cost $39,989)	56,454
Cash	104
Receivable for Fund shares sold	163,461
Dividends receivable	37,316
Due from broker—variation margin futures	20,250
Due from Manager	4,061
Receivable for investments sold	2,720
Prepaid expenses	823

Total Assets	59,175,072

Liabilities
Payable for Fund shares purchased	244,203
Payable for investments purchased	101,570
Accrued expenses and other liabilities	30,291
Trustees’ fees payable	817
Affiliated transfer agent fee payable	150

Total Liabilities	377,031

Net Assets	$58,798,041

Net assets were comprised of:
Paid-in capital	$31,779,230
Total distributable earnings (loss)	27,018,811

Net assets, January 31, 2022	$58,798,041

Class R6

Net asset value, offering price and redemption price per share, ($58,798,041 ÷ 3,227,456 shares of beneficial interest issued and outstanding)	$18.22

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Statement of Operations  (unaudited)

Six Months Ended January 31, 2022

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $70 foreign withholding tax)	$398,385
Affiliated dividend income	1,914
Affiliated income from securities lending, net	4

Total income	400,303

Expenses
Management fee	54,603
Custodian and accounting fees	31,091
Audit fee	12,225
Legal fees and expenses	9,924
Trustees’ fees	5,001
Shareholders’ reports	4,537
Fund data services	3,034
SEC registration fees	651
Transfer agent’s fees and expenses (including affiliated expense of $294)	294
Registration fees	143
Miscellaneous	9,656

Total expenses	131,159
Less: Fee waiver and/or expense reimbursement	(69,830)

Net expenses	61,329

Net investment income (loss)	338,974

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions (including affiliated of $578)	4,187,485
Futures transactions	156,456

4,343,941

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $5,565)	(2,583,865)
Futures	(78,495)

(2,662,360)

Net gain (loss) on investment transactions	1,681,581

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,020,555

See Notes to Financial Statements.

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PGIM Quant Solutions US Broad Market Index Fund

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended January 31, 2022	Year Ended July 31, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$338,974	$923,164
Net realized gain (loss) on investment transactions	4,343,941	5,729,383
Net change in unrealized appreciation (depreciation) on investments	(2,662,360)	16,970,424

Net increase (decrease) in net assets resulting from operations	2,020,555	23,622,971

Dividends and Distributions
Distributions from distributable earnings
Class R6	(6,669,113)	(1,399,691)

Fund share transactions
Net proceeds from shares sold	10,670,380	25,527,000
Net asset value of shares issued in reinvestment of dividends and distributions	6,669,113	1,399,691
Cost of shares purchased	(18,240,240)	(46,910,910)

Net increase (decrease) in net assets from Fund share transactions	(900,747)	(19,984,219)

Total increase (decrease)	(5,549,305)	2,239,061

Net Assets:

Beginning of period	64,347,346	62,108,285

End of period	$58,798,041	$64,347,346

See Notes to Financial Statements.

PGIM Quant Solutions US Broad Market Index Fund

Financial Highlights  (unaudited)

Class R6 Shares
	Six Months Ended January 31, 2022						November 17, 2016(a) through July 31, 2017
			Year Ended July 31,
			2021	2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$19.85		$14.80	$13.60	$12.99	$11.36	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.22	0.23	0.23	0.20	0.12
Net realized and unrealized gain
(loss) on investment transactions	0.56		5.15	1.22	0.64	1.61	1.26
Total from investment operations	0.67		5.37	1.45	0.87	1.81	1.38
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.21)	(0.23)	(0.19)	(0.14)	(0.02)
Distributions from net realized gains	(2.03)		(0.11)	(0.02)	(0.07)	(0.04)	-
Total dividends and distributions	(2.30)		(0.32)	(0.25)	(0.26)	(0.18)	(0.02)
Net asset value, end of period	$18.22		$19.85	$14.80	$13.60	$12.99	$11.36
Total Return(c):	3.00%		36.70%	10.71%	6.95%	16.05%	13.84%

Ratios/Supplemental Data:
Net assets, end of period (000)	$58,798		$64,347	$62,108	$45,134	$37,020	$22,374
Average net assets (000)	$60,175		$72,943	$49,589	$40,825	$29,409	$12,357
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.20%	(e)	0.20%	0.20%	0.20%	0.20%	0.26	%(e)
Expenses before waivers and/or expense reimbursement	0.43%	(e)	0.38%	0.52%	0.59%	0.65%	1.86	%(e)
Net investment income (loss)	1.12%	(e)	1.27%	1.71%	1.78%	1.64%	1.63	%(e)
Portfolio turnover rate(f)	12%		28%	23%	15%	15%	5%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

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Notes to Financial Statements/Consolidated Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 2 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements (consolidated financial statements for Commodity Strategies Fund) relate only to the following series of the RIC: PGIM Jennison Small-Cap Core Equity Fund, PGIM Core Conservative Bond Fund, PGIM TIPS Fund, PGIM Quant Solutions Mid-Cap Core Fund (formerly known as PGIM QMA Mid-Cap Core Equity Fund), PGIM Quant Solutions US Broad Market Index Fund (formerly known as PGIM QMA US Broad Market Index Fund), each of which are diversified funds for the purposes of the 1940 Act, and PGIM Quant Solutions Commodity Strategies Fund (the “Commodity Strategies Fund”) (formerly known as PGIM QMA Commodity Strategies Fund), which is a non-diversified fund for purposes of the 1940 Act (each, a “Fund” and collectively, the “Funds”).

The Commodity Strategies Fund wholly owns and controls the PGIM QMA Commodity Strategies Subsidiary, Ltd. (the “Cayman Subsidiary”), a company organized under the laws of the Cayman Islands. The Cayman Subsidiary is not registered as an investment company under the 1940 Act. The consolidated financial statements of the Commodity Strategies Fund include the financial results of the Cayman Subsidiary.

In accordance with the accounting rules relating to reporting of a wholly-owned subsidiary, the Consolidated Schedule of Investments includes positions of the Commodity Strategies Fund and the Cayman Subsidiary. These consolidated financial statements include the accounts of the Commodity Strategies Fund and the Cayman Subsidiary. All significant inter-company balances and transactions between the Commodity Strategies Fund and the Cayman Subsidiary have been eliminated in consolidation. The Commodity Strategies Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Cayman Subsidiary. The Cayman Subsidiary participates in the same investment objective as the Commodity Strategies Fund. The Cayman Subsidiary pursues its investment objective by investing in commodities, commodities-related instruments, derivatives and other investments. The Cayman Subsidiary (unlike the Commodity Strategies Fund) may invest without limitation in these instruments. However, the Cayman Subsidiary is otherwise subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Commodity Strategies Fund.

The Commodity Strategies Fund’s disclosures and operations are subject to compliance with applicable regulations governing commodity pools including Commodity Futures Trading Commission (CFTC) rules.

As of January 31, 2022, the Cayman Subsidiary had net assets of $11,768,669, representing 18.5% of the Commodity Strategies Fund’s net assets.

The Funds of the RIC have the following investment objective(s) and Subadviser(s):

Fund	Investment Objective(s)	Subadviser(s)

PGIM Jennison Small-Cap Core Equity Fund	Outperform the Russell 2000 Index.	Jennison Associates, LLC (“Jennison”)(a wholly-owned subsidiary of PGIM, Inc.)
PGIM Core Conservative Bond Fund	Outperform the Bloomberg U.S. Aggregate Bond Index over full market cycles.	PGIM Limited and PGIM Fixed Income, a business unit of PGIM, Inc.

PGIM TIPS Fund	Outperform the Bloomberg US Treasury Inflation-Protected Index.	PGIM Fixed Income

PGIM Quant Solutions Commodity Strategies Fund	Generate returns over time in excess of the Bloomberg Commodity Index.	PGIM Quantitative Solutions LLC (formerly known as QMA LLC) (“PGIM Quantitative Solutions”)

PGIM Quant Solutions Mid-Cap Core Fund	Outperform the S&P Mid-Cap 400 Index.	PGIM Quantitative Solutions

PGIM Quant Solutions US Broad Market Index Fund	Seek to provide investment results that approximate the performance of the S&P Composite 1500 Index.	PGIM Quantitative Solutions

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements (consolidated financial statements for Commodity Strategies).

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods

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Notes to Financial Statements/Consolidated Financial Statements (unaudited)

when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement (Consolidated Schedule of Investments for Commodity Strategies).

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Funds are valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

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Notes to Financial Statements/Consolidated Financial Statements (unaudited)

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Funds do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Commodities: The Commodity Strategies Fund gains exposure to commodity markets through direct investment of the Commodity Strategies Fund’s assets or through the Cayman Subsidiary. The Commodity Strategies Fund gains exposure to the commodity markets primarily through exchange-traded futures on commodities held by the Cayman Subsidiary. The Commodity Strategies Fund may invest up to 25% of its total assets in the Cayman Subsidiary. The Cayman Subsidiary may invest in commodity investments without limit. The Fund invests in the Cayman Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies such as the Fund. The Commodity Strategies Fund may invest directly in commodity-linked structured notes (CLNs). The Commodity Strategies Fund may also gain direct exposure to commodities through direct investment in certain exchange-traded funds (ETFs) whose returns are linked to commodities or commodity indices within the limit of applicable tax law. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Commodity Strategies Fund’s investments to greater volatility than investments in traditional securities.

Financial/Commodity Futures Contracts: A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations (Consolidated Statement of Operations for Commodity Strategies Fund) as net realized gain (loss) on futures transactions.

The Funds invested in financial and/or commodity futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The Commodity Strategies Fund invested in commodity futures contracts in order to hedge or gain exposure to commodity markets. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The RIC, on behalf of the Funds, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Funds to cover the Funds’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

PGIM Day One Underlying Funds    161

Notes to Financial Statements/Consolidated Financial Statements (unaudited)

Delayed-Delivery Transactions: Certain Funds purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Funds may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Funds forfeit their eligibility to realize future gains (losses) with respect to the security.

Securities Lending: The Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Funds entered into mortgage dollar rolls in which the Funds sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Funds maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Funds are subject to the risk that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): Certain Funds invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: PGIM Core Conservative Bond Fund and PGIM TIPS Fund declare daily dividends from net investment income and payment is made monthly. Distributions of net realized capital and currency gains, if any, are made annually. PGIM Jennison Small-Cap Core Equity Fund, PGIM Quant Solutions Commodity Strategies Fund, PGIM Quant Solutions Mid-Cap Core Fund and PGIM Quant Solutions US Broad Market Index Fund expect to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income

PGIM Day One Underlying Funds    163

Notes to Financial Statements/Consolidated Financial Statements (unaudited)

and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital, as appropriate.

Estimates: The preparation of financial statements (consolidated financial statements for Commodity Strategies Fund) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Funds, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. As of January 31, 2022, PGIM Investments has engaged the firms referenced in Note 1 as Subadvisers for their respective Funds (each a “subadviser” and collectively the “subadvisers”).

The management fee payable to the Manager is accrued daily and payable monthly at an annual rate of the Funds’ average daily net assets specified below and PGIM Investments, in turn, pays each subadviser a fee for its services.

Fund	Management Fee		Effective Management Fee, net of waiver and/ or expense reimbursement		Fee Waiver and/or Expense Limitations through November 30, 2022

PGIM Jennison Small-Cap Core Equity Fund	0.75%		0.58%		contractually limit expenses to 0.95%
PGIM Core Conservative Bond Fund	0.27		0.23		contractually limit expenses to 0.50%
PGIM TIPS Fund	0.23		0.23		contractually limit expenses to 0.40%
PGIM Quant Solutions Commodity Strategies Fund	0.46	*	0.38		contractually limit expenses to 0.70%*
PGIM Quant Solutions Mid-Cap Core Fund	0.50		0.22		contractually limit expenses to 0.80%
PGIM Quant Solutions US Broad Market Index Fund	0.18		—	#	contractually limit expenses to 0.20%

#	The management fee amount waived and/or expense reimbursement exceeds the management fee for the current period due to expense limitations described above.

*

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.40% of the Fund’s average daily net assets. The Cayman Subsidiary has entered into a separate management agreement with the Manager whereby the Manager provides advisory and other services to the Cayman Subsidiary substantially similar to the services provided by the Manager to the Fund as discussed above. In consideration for these services, the Cayman Subsidiary pays the Manager a monthly fee at the annual rate of 0.40% of the Cayman Subsidiary’s average daily net assets. The consolidated management fee rate includes the Cayman Subsidiary. The Manager has contractually agreed to waive any management fees it receives for the Fund in an amount equal to the management fees paid by the Cayman Subsidiary. This waiver will remain in effect for as long as the Fund remains invested or intends to invest in the Cayman Subsidiary. Separately, the Manager has contractually agreed, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.70% of average daily net assets for Class Z shares and 0.70% of average daily net assets for Class R6 shares. Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares.

The RIC, on behalf of the Funds, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of the Funds. No distribution or service fees are paid to PIMS as distributor of the Class R6 shares of the Funds.

PGIM Investments, PIMS, PGIM, Inc., PGIM Limited, Jennison and PGIM Quant Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Funds’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations (Consolidated Statement of Operations for Commodity Strategies Fund) include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of the RIC, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations (Consolidated Statement of Operations for Commodity Strategies) as “Affiliated dividend income” and “Income from securities lending, net”, respectively. Effective January 2022, the Funds changed their overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended January 31,

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2022, no 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2022, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

PGIM Jennison Small-Cap Core Equity Fund	$13,251,650	$8,107,970
PGIM Core Conservative Bond Fund	29,790,968	30,981,193
PGIM Quant Solutions Mid-Cap Core Fund	12,960,909	18,141,575
PGIM Quant Solutions US Broad Market Index Fund	7,373,889	14,745,154

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds and other investments for the reporting period ended January 31, 2022, is presented as follows:

PGIM Jennison Small-Cap Core Equity Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$972,794	$8,982,212	$9,955,006	$—	$—	$—	—	$524

PGIM Institutional Money Market Fund(1)(b)(wa)
214,574	757,093	858,421	—	—	113,246	113,325	62	(2)

$1,187,368	$9,739,305	$10,813,427	$—	$—	$113,246		$586

PGIM Core Conservative Bond Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$2,855,615	$13,264,686	$16,120,301	$—	$—	$—	—	$1,071

PGIM Institutional Money Market Fund(1)(b)(wa)
—	104,060	104,060	—	—	—	—	—

$2,855,615	$13,368,746	$16,224,361	$—	$—	$—		$1,071

PGIM TIPS Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund(1)(wb)
$1,720,587	$13,155,097	$14,875,684	$—	$—	$—	—	$315

PGIM Quant Solutions Commodity Strategies Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund(1)(wb)
$10,169,885	$40,458,312	$50,628,197	$—	$—	$—	—	$5,340

PGIM Quant Solutions Mid-Cap Core Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund(1)(wb)
$108,408	$2,427,274	$2,535,682	$—	$—	$—	—	$53

PGIM Quant Solutions US Broad Market Index Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income

Long-Term Investments - Common Stock:

Prudential Financial, Inc.(g)
$ 61,271	$2,691	$13,651	$5,487	$656	$56,454	506	$1,233

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
584,828	9,827,715	10,412,543	—	—	—	—	681

PGIM Institutional Money Market Fund(1)(b)(wa)
657,443	29,324	686,767	78	(78)	—	—	4	(2)

$1,242,271	$9,857,039	$11,099,310	$78	$(78)	$—		$685

$1,303,542	$9,859,730	$11,112,961	$5,565	$578	$56,454		$1,918

(1)	The Fund did not have any capital gain distributions during the reporting period.

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Notes to Financial Statements/Consolidated Financial Statements (unaudited)

(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.

(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of January 31, 2022 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

PGIM Jennison Small-Cap Core Equity Fund	$30,939,446	$ 7,274,353	$ (2,541,172)	$ 4,733,181
PGIM Core Conservative Bond Fund	61,262,632	768,459	(1,342,840)	(574,381)
PGIM TIPS Fund	83,881,228	1,775,400	(455,618)	1,319,782
PGIM Quant Solutions Commodity Strategies Fund	68,461,273	20,056,353	(19,460,617)	595,736
PGIM Quant Solutions Mid-Cap Core Fund	16,224,374	3,401,974	(754,827)	2,647,147
PGIM Quant Solutions US Broad Market Index Fund	33,236,295	27,628,904	(1,968,435)	25,660,469

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had a capital loss carryforward as of July 31, 2021 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward

PGIM Quant Solutions Commodity Strategies Fund	$5,000

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements (consolidated financial statements for

Commodity Strategies Fund) for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2021 are subject to such review.

7.	Capital and Ownership

The Funds offer Class R6 shares and PGIM Commodity Strategies Fund also offers Class Z. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

The RIC is authorized to issue an unlimited number of shares of beneficial interest, which may be divided into an unlimited number of series of such shares.

As of January 31, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Funds as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
PGIM Jennison Small-Cap Core Equity Fund–Class R6	2,533,348	100.0%
PGIM Core Conservative Bond Fund–Class R6	5,969,143	100.0
PGIM TIPS Fund–Class R6	8,300,016	100.0
PGIM Quant Solutions Commodity Strategies Fund–Class Z	1,259	100.0
PGIM Quant Solutions Commodity Strategies Fund–Class R6	7,006,984	100.0
PGIM Quant Solutions Mid-Cap Core Fund–Class R6	1,700,292	100.0
PGIM Quant Solutions US Broad Market Index Fund–Class R6	3,206,211	99.3

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

	Affiliated		Unaffiliated
Fund	Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
PGIM Jennison Small-Cap Core Equity Fund	6	88.5%	—	—%
PGIM Core Conservative Bond Fund	6	89.4	—	—
PGIM TIPS Fund	7	94.1	—	—
PGIM Quant Solutions Commodity Strategies Fund	5	84.9	—	—
PGIM Quant Solutions Mid-Cap Core Fund	7	88.0	—	—
PGIM Quant Solutions US Broad Market Index Fund	7	88.8	—	—

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Notes to Financial Statements/Consolidated Financial Statements (unaudited)

Transactions in shares of beneficial interest were as follows:

PGIM Jennison Small-Cap Core Equity Fund:

Class R6	Shares	Amount

Six months ended January 31, 2022:
Shares sold	541,978	$8,676,480
Shares issued in reinvestment of dividends and distributions	454,158	6,812,364
Shares purchased	(148,686)	(2,869,327)

Net increase (decrease) in shares outstanding	847,450	$12,619,517

Year ended July 31, 2021:
Shares sold	324,110	$5,375,200
Shares issued in reinvestment of dividends and distributions	67,106	1,083,084
Shares purchased	(423,395)	(7,190,963)

Net increase (decrease) in shares outstanding	(32,179)	$(732,679)

PGIM Core Conservative Bond Fund:

Class R6	Shares	Amount

Six months ended January 31, 2022:
Shares sold	3,143,457	$31,636,098
Shares issued in reinvestment of dividends and distributions	74,631	759,485
Shares purchased	(3,288,760)	(33,120,581)

Net increase (decrease) in shares outstanding	(70,672)	$(724,998)

Year ended July 31, 2021:
Shares sold	2,029,244	$21,288,669
Shares issued in reinvestment of dividends and distributions	172,801	1,812,150
Shares purchased	(1,524,509)	(15,898,690)

Net increase (decrease) in shares outstanding	677,536	$7,202,129

PGIM TIPS Fund:

Class R6	Shares	Amount

Six months ended January 31, 2022:
Shares sold	1,426,507	$15,081,388
Shares issued in reinvestment of dividends and distributions	377,650	3,980,297
Shares purchased	(1,243,460)	(13,192,944)

Net increase (decrease) in shares outstanding	560,697	$5,868,741

Year ended July 31, 2021:
Shares sold	5,902,790	$62,803,571
Shares issued in reinvestment of dividends and distributions	384,148	4,092,491
Shares purchased	(3,114,032)	(33,100,869)

Net increase (decrease) in shares outstanding	3,172,906	$33,795,193

PGIM Quant Solutions Commodity Strategies Fund:

Class Z	Shares	Amount

Period ended January 31, 2022*:
Shares sold	1,259	$10,063

Net increase (decrease) in shares outstanding	1,259	$10,063

Class R6

Six months ended January 31, 2022:
Shares sold	514,684	$5,659,797
Shares issued in reinvestment of dividends and distributions	2,474,984	19,775,119
Shares purchased	(1,119,323)	(11,348,459)

Net increase (decrease) in shares outstanding	1,870,345	$14,086,457

Year ended July 31, 2021:
Shares sold	1,963,338	$18,968,112
Shares purchased	(1,447,353)	(15,391,089)

Net increase (decrease) in shares outstanding	515,985	$3,577,023

*	Commencement of offering was December 14, 2021.

PGIM Quant Solutions Mid-Cap Core Fund:

Class R6	Shares	Amount

Six months ended January 31, 2022:
Shares sold	278,075	$3,670,573
Shares issued in reinvestment of dividends and distributions	413,144	4,709,837
Shares purchased	(649,984)	(8,509,404)

Net increase (decrease) in shares outstanding	41,235	$(128,994)

Year ended July 31, 2021:
Shares sold	1,017,657	$12,246,219
Shares issued in reinvestment of dividends and distributions	16,119	184,245
Shares purchased	(1,515,726)	(19,947,084)

Net increase (decrease) in shares outstanding	(481,950)	$(7,516,620)

PGIM Quant Solutions US Broad Market Index Fund:
Class R6	Shares	Amount
Six months ended January 31, 2022:
Shares sold	546,577	$10,670,380
Shares issued in reinvestment of dividends and distributions	354,552	6,669,113
Shares purchased	(915,254)	(18,240,240)

Net increase (decrease) in shares outstanding	(14,125)	$(900,747)

Year ended July 31, 2021:
Shares sold	1,514,696	$25,527,000
Shares issued in reinvestment of dividends and distributions	85,087	1,399,691
Shares purchased	(2,555,612)	(46,910,910)

Net increase (decrease) in shares outstanding	(955,829)	$(19,984,219)

8.	Borrowings

The RIC, on behalf of the Funds, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a

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Notes to Financial Statements/Consolidated Financial Statements (unaudited)

group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	10/1/2021 – 9/29/2022	10/2/2020 – 9/30/2021

Total Commitment	$ 1,200,000,000	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds utilized the SCA during the reporting period ended January 31, 2022. The average balance outstanding is for the number of days the Funds utilized the credit facility.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at January 31, 2022

PGIM TIPS Fund	$ 568,667	1.38%	9	$3,245,000	$—
PGIM Quant Solutions Mid-Cap Core Fund	1,517,900	1.36	10	3,267,000	—
PGIM Quant Solutions US Broad Market Index Fund	2,424,429	1.38	7	6,597,000	—

9.	Risks of Investing in the Funds

Each Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	PGIM Jennison Small-Cap Core Equity Fund	PGIM Core Conservative Bond Fund	PGIM TIPS Fund	PGIM Quant Solutions Commodity Strategies Fund	PGIM Quant Solutions Mid-Cap Core Fund	PGIM Quant Solutions US Broad Market Index Fund
Active Trading	—	X	X	—	—	—
Adjustable and Floating Rate Securities	—	—	X	—	—	—
Blend Style	X	—	—	—	X	—
Cayman Subsidiary	—	—	—	X	—	—
Commodity	—	—	—	X	—	—
Commodity-Linked Notes	—	—	—	X	—	—
Commodity Pooled Investment Vehicles	—	—	—	X	—	—
Commodity Regulatory	—	—	—	X	—	—
Concentration	—	—	—	X	—	—
Credit /Counterparty	—	—	—	X	—	—
Debt Obligation	—	X	X	X	—	—
Deflation	—	—	—	X	—	—
Derivatives	—	X	X	X	X	X
Economic and Market Events	X	X	X	X	X	X
Equity and Equity-Related Securities	X	—	—	—	X	X
Exchange-Traded Funds (“ETFs”)	—	—	—	—	X	X
Foreign Securities	—	X	X	—	—	—
Fund of Funds	X	X	X	X	X	X
Futures and Forward Contracts	—	—	—	X	—	—
Hedging	—	—	—	X	—	—
Increase in Expenses	X	X	X	X	X	X
Index Investment Approach	—	—	—	—	—	X
Initial Public Offerings	X	—	—	—	—	—
Interest Rate	—	X	X	X	—	—
Large Capitalization Company	—	—	—	—	—	X
Large Shareholder and Large Scale Redemption	X	X	X	X	X	X
Liquidity	—	—	—	X	—	—
Management	X	—	—	X	X	—
Market Disruption and Geopolitical	X	X	X	X	X	X
Market	X	X	X	X	X	X
Model Design	—	—	—	—	X	—
Model Implementation	—	—	—	—	X	—
Mortgage-Backed and Asset-Backed Securities	—	X	X	—	—	—

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Risks	PGIM Jennison Small-Cap Core Equity Fund	PGIM Core Conservative Bond Fund	PGIM TIPS Fund	PGIM Quant Solutions Commodity Strategies Fund	PGIM Quant Solutions Mid-Cap Core Fund	PGIM Quant Solutions US Broad Market Index Fund
Non-Diversified Investment Company	—	—	—	X	—	—
Preferred Securities	—	—	—	—	X	—
Small and Medium Capitalization	—	—	—	—	—	X
Tax	—	—	—	X	—	—
TIPS	—	—	X	—	—	—
Tracking Error	—	—	—	—	—	X
Trading on Foreign Exchanges	—	—	—	X	—	—
U.S. Government and Agency Securities	—	X	X	—	—	—
U.S. Treasury Strips	—	—	X	X	—	—
Zero Coupon Bond	—	X	—	—	—	—

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which are borne directly by the Fund; which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Adjustable and Floating Rate Securities Risk: The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Such securities may be subject to extended settlement periods (longer than seven days) and in unusual market conditions, with a high volume of shareholder redemptions, may present a risk of loss to the Fund or may impair the Fund’s ability satisfy shareholder redemption requests.

Blend Style Risk: The Fund’s blend investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Cayman Subsidiary Risk: By investing in the Cayman Subsidiary, the Fund is indirectly exposed to the risks associated with the Cayman Subsidiary’s investments. The Cayman Subsidiary is not registered as an investment company under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the Cayman Islands, under which the Cayman Subsidiary is incorporated, could result in the inability of the Fund to effect its desired gold/defensive investment strategy.

Commodity Risk: The values of commodities are affected by events that might have less impact on the value of stocks and bonds. Such investments may be speculative. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including weather, crop or livestock disease, investment speculation, resource availability, fluctuations in industrial and commercial supply and demand, U.S. agricultural, fiscal, monetary and exchange control programs, embargoes, tariffs, and international political, economic, military and regulatory developments. These risks may subject the Fund to greater volatility than investments in traditional instruments or securities.

Commodity-Linked Notes Risk: The Fund may invest in leveraged or unleveraged commodity-linked notes (“CLNs”) to gain exposure to the commodities markets. CLNs are subject to counterparty risk. The value of the CLNs may fluctuate significantly because the values of the investments to which they are linked are volatile. In addition, the terms of a CLN may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index or other economic variable. Economic leverage increases the volatility of CLNs and their value may increase or decrease more quickly than the value of the underlying commodity, commodity index or other economic variable.

Commodity Pooled Investment Vehicles Risk: The Fund may, from time to time, invest in certain publicly-traded commodity pools, such as commodity ETFs. Such pools may not meet the definition of an “investment company” under the 1940 Act, and may not be registered under the 1940 Act. As a consequence, the Fund’s investment in such entities may not be subject to certain protections afforded by the 1940 Act, including, for example, restrictions under the 1940 Act on investments in other investment companies. ETFs that invest in commodities may be, or may become subject to, CFTC trading regulations that limit the amount of commodity contracts an ETF may hold. Such regulations could hurt the value of such ETFs’ securities. Additionally, some commodity ETFs invest in commodity futures which can lose money even when commodity prices are rising.

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Notes to Financial Statements/Consolidated Financial Statements (unaudited)

Commodity Regulatory Risk: The Fund and the Cayman Subsidiary is deemed a “commodity pool” and the Manager is considered a “commodity pool operator” with respect to the Fund and the Cayman Subsidiary under the Commodity Exchange Act. The Manager, directly or through its affiliates, is therefore subject to dual regulation by the Securities and Exchange Commission (the SEC) and the CFTC. The regulatory requirements governing the use of commodity futures (which include futures on broad-based securities indexes, interest rate futures and currency futures), options on commodity futures, certain swaps or certain other investments could change at any time.

Concentration Risk: The Fund will be exposed to the performance of commodities in the Index, which may from time to time have a small number of commodity sectors (e.g., energy, metals or agricultural) representing a large portion of the Index. As a result, the Fund may be subject to greater volatility than if the Index were more broadly diversified among commodity sectors.

Credit Risk/Counterparty Risk: The ability, or perceived ability, of the issuer or guarantor of a debt security, or the counterparty (the party on the other side of the transaction) to a derivatives contract or other financial contract to meet its financial obligations will affect the value of the security or derivative. Counterparty and credit risk are especially important in the context of privately negotiated instruments. The Fund expects to enter into certain privately negotiated agreements where the counterparty assumes the physical settlement obligations of the Fund under such transactions. Under this type of arrangement, there is a risk that the relevant counterparty or intermediary would, due to insolvency or other reasons, be unable to or fail to assume the physical settlement obligations of the Fund, in which case the Fund could be required to sell portfolio instruments at unfavorable times or prices or could have insufficient assets to satisfy its physical settlement obligations.

Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Fund assets allocated to lower-rated securities generally will increase the credit risk to which the Fund is subject. Not all securities in which the Fund invests are rated. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Deflation Risk: Since the Fund makes investments that may perform well in periods of rising inflation, during periods of no inflation or deflation an investment in the Fund may underperform broad market measures and may lose value.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Exchange-Traded Funds (“ETFs”) Risk: Investing in securities issued by ETFs involves risks similar to those of investing directly in the securities and other assets held by the ETF. Unlike shares of typical mutual funds, shares of ETFs are generally traded on an exchange throughout a trading day and bought and sold based on market values and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value, which may be substantial during periods of market stress. The trading price of an

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Notes to Financial Statements/Consolidated Financial Statements (unaudited)

index-based ETF is expected to (but may not) closely track the net asset value of the ETF, and the Fund will generally gain or lose value consistent with the performance of the ETF’s portfolio securities. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by an ETF (including ETFs managed by the Manager or the subadviser(s)) in which they invest, including advisory fees (to the extent not offset by the Manager through waivers). These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. An index-based ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investments in ETFs are subject to the risk that the listing exchange may halt trading of an ETF’s shares, in which case the Fund would be unable to sell its ETF shares unless and until trading is resumed.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Fund of Funds Risk: The Fund is an investment option for other PGIM Investments-advised mutual funds that are managed as “funds of funds.” As a result, from time to time, the Fund may experience relatively large redemptions and could be required to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Futures and Forward Contracts Risk: The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the corresponding underlying commodities; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of commodities prices, interest rates, currency exchange rates, supply and demand relationships, weather, agricultural, trade, fiscal, monetary and exchange control programs, political events, and other economic factors; and (e) the possibility that the clearing broker for the futures or forward contract will default in the performance of its obligations.

Hedging Risk: The decision as to whether and to what extent the Fund will engage in hedging transactions to hedge against certain risks, such as market risk and issuer risk, will depend on a number of factors, including prevailing market conditions, the composition of the portfolio of the Fund, and the availability of suitable transactions. Hedging transactions involve costs and may result in losses. There is no guarantee that any of these hedging instruments would work as anticipated, and in certain cases the Fund might be better off had it not used a hedging instrument. There can be no assurance that the Fund will engage in hedging transactions at any given time or from time to time, even under volatile market environments, or that any such strategies, if used, will be successful.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Index Investment Approach Risk: Since the Fund is passively managed, assets are not allocated from one stock or group of stocks to another based on their prospects, or from stocks into bonds or cash equivalents in an attempt to cushion the impact of a market decline. As a result, the Fund’s performance may be less favorable than that of a portfolio using an active investment strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index. The Fund’s expenses, changes in securities markets, changes in the composition of the Index, errors in index provider data, and the timing of purchases and redemptions of Fund shares, among other things, may affect the correlation between Fund and Index performance. The Fund may not perform as well as other investments if, among other things, the Index declines or performs poorly relative to other related indexes or individual securities or the securities issued by companies that comprise the Index fall out of favor with investors.

Initial Public Offerings Risk: The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires

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Notes to Financial Statements/Consolidated Financial Statements (unaudited)

to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund’s performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the

Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed mutual funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the investments selected by the subadviser may underperform the markets in general, the Fund’s benchmark and other mutual funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

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Notes to Financial Statements/Consolidated Financial Statements (unaudited)

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Non-Diversified Investment Company Risk: Funds that are “non-diversified” for purposes of the 1940 Act, may invest a greater percentage of their assets in securities of a single issuer. Accordingly, a non-diversified fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund might be.

Preferred Securities Risk: Preferred stock can experience sharp declines in value over short or extended periods of time, regardless of the success or failure of a company’s operations. As with call provisions, a redemption by the issuer may negatively impact the return of the security held by the Fund. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Preferred stock usually does not require the issuer to pay dividends and may permit the issuer to defer dividend payments. Preferred securities also may be substantially less liquid than many other securities, such as common stock or U.S. Government securities.

Small and Medium Capitalization Risk: Small and medium capitalization companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management expertise. As a result, their prices may fluctuate more than the stocks of larger, more established companies. Historically, small and mid-cap companies have sometimes gone through extended periods when they did not perform as well as larger companies. Small and mid-capitalization companies generally are less liquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.

Tax Risk: To receive pass-through tax treatment as a Registered Investment Company under the Code, the Fund must, among other things, derive at least 90% of its gross income for each taxable year from sources treated under the Code as “qualifying income.” Based on final regulations on which taxpayers may rely for taxable years beginning after September 28, 2016, the Fund anticipates treating the income generated from investments in the Cayman Subsidiary as “qualifying income.” However, the tax treatment of income from commodity-related investments and the Fund’s income from the Cayman Subsidiary may be adversely affected by future legislation, U.S. Treasury Regulations, and/or guidance issued by the Internal Revenue Service that could affect the character, timing, and/or amount of the Fund’s taxable income or capital gains and distributions it makes.

TIPS Risk: Inflation-indexed bonds, such as TIPS, generally decline in value when real interest rates rise. Real interest rates represent the nominal (stated) interest rates reduced by the expected impact of inflation. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar durations. In addition, any increase in principal value of an inflation-indexed bond caused by an increase in the price index is taxable in the year the increase occurs, even though the Fund generally will not receive cash representing the increase at that time. As a result, the Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company under the Internal Revenue Code (the Code). Also, to the extent that the Fund invests in inflation-indexed bonds, income distributions are more likely to fluctuate.

The Fund’s income may decline due to a decline in inflation, also known as deflation. If there is deflation, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payments (calculated with respect to a smaller principal amount) will be reduced. The principal value can decrease, but not below 100. If inflation is lower than expected during the period the Fund holds an inflation-linked security, the Fund may earn less on the security than on a conventional bond.

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of distributions, tax gains or losses, changes to the Index or the need to meet various new or

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Notes to Financial Statements/Consolidated Financial Statements (unaudited)

existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Trading on Foreign Exchanges Risk: The Fund is expected to trade in commodity forward contracts listed on UK futures exchanges and may, but is not expected to, trade in instruments listed on other exchanges located outside the United States. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Trading on U.S. futures exchanges is subject to regulation by the SEC and the CFTC and oversight, as applicable, including, for example, minimum capital requirements for commodity brokers, regulation of trading practices on the exchanges, prohibitions against trading ahead of customer orders, prohibitions against filling orders off exchanges, prescribed risk disclosure statements, testing and licensing of industry sales personnel and other industry professionals, and recordkeeping requirements. Trading on foreign exchanges is not regulated by the SEC, CFTC or any other U.S. governmental agency or instrumentality and may be subject to regulations that are different from those to which U.S. exchange trading is subject, provide less protection to investors than trading on U.S. exchanges, and such regulations may be less vigorously enforced than regulations in the U.S. positions on foreign exchanges also are subject to the risk of exchange controls, expropriation, excessive taxation or government disruptions.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U. S. Government securities may be affected by changes in the credit rating of the U. S. Government.

U. S. Treasury Strips Risk: Stripped securities do not make periodic interest payments. The value of stripped securities generally fluctuates more in response to interest rate movements than the value of traditional bonds with similar maturity and credit quality. U.S. Treasury strips generally lose value when interest rates rise.

Zero Coupon Bond Risk: Zero coupon bonds may experience greater volatility in market value due to changes in interest rates. The Fund accrues income on the discount amortization of these investments, which it is required to distribute each year. The Fund may be required to sell investments to obtain cash needed for income distributions.

10.  Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Funds.

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∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street	(800)225-1852	pgim.com/investments
Newark,NJ 07102

PROXY VOTING

The Board of Trustees of the Funds have delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Quantitative Solutions LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of each Fund carefully before investing. The prospectus contains this and other information about the Funds. An investor may obtain a prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Day One Underlying Funds c/o PGIM Investments, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. Each Funds’ Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Funds’ full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

  Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

	NASDAQ	CUSIP		NASDAQ	CUSIP

PGIM JENNISON SMALL-CAP CORE EQUITY FUND	PQJCX	74440E805	PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND	PQCMX	74440E862

PGIM CORE CONSERVATIVE BOND FUND	PQCNX	74440E888	PGIM QUANT SOLUTIONS MID-CAP CORE FUND	PQCCX	74440E508

PGIM TIPS FUND	PQTSX	74440E870	PGIM QUANT SOLUTIONS US BROAD MARKET INDEX FUND	PQBMX	74440E409

PGIM QUANT SOLUTIONS COMMODITY STRATEGIES FUND	PQCZX	74440E854

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

 Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Andrew R. French Andrew R. French Secretary

Date:	March 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 22, 2022

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	March 22, 2022